UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund:   BlackRock Funds II

LifePath® Active 2015 Portfolio

LifePath® Active 2020 Portfolio

LifePath® Active 2025 Portfolio

LifePath® Active 2030 Portfolio

LifePath® Active 2035 Portfolio

LifePath® Active 2040 Portfolio

LifePath® Active 2045 Portfolio

LifePath® Active 2050 Portfolio

LifePath® Active 2055 Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2014

Date of reporting period: 10/31/2014

Item 1 – Report to Stockholders

OCTOBER 31, 2014

ANNUAL REPORT	BLACKROCK®

LifePath® Active Portfolios of BlackRock Funds II

„   LifePath® Active 2015 Portfolio

„   LifePath® Active 2020 Portfolio

„   LifePath® Active 2025 Portfolio

„   LifePath® Active 2030 Portfolio

„   LifePath® Active 2035 Portfolio

„   LifePath® Active 2040 Portfolio

„   LifePath® Active 2045 Portfolio

„   LifePath® Active 2050 Portfolio

„   LifePath® Active 2055 Portfolio

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are also available on BlackRock’s website.

TO ENROLL IN ELECTRONIC DELIVERY:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions

2	BLACKROCK FUNDS II	OCTOBER 31, 2014

Shareholder Letter

Dear Shareholder,

The final months of 2013 were generally positive for most risk assets such as equities and high yield bonds even as investors were grappling with uncertainty as to when and by how much the U.S. Federal Reserve would begin to gradually reduce (or “taper”) its asset purchase programs. Higher quality bonds and emerging market investments, however, struggled as Fed tapering became increasingly imminent. When the central bank ultimately announced its tapering plans in mid-December, equity investors reacted positively, as this action signaled the Fed’s perception of real improvement in the economy.

Most asset classes moved higher in the first half of 2014 despite the pull back in Fed stimulus. The year got off to a rocky start, however, as a number of developing economies showed signs of stress and U.S. economic data weakened. Equities declined in January while bond markets found renewed strength from investors seeking relatively safer assets. Although these headwinds persisted, equities were back on the rise in February as investors were assuaged by increasing evidence that the soft patch in U.S. data was temporary and weather-related, and forecasts pointed to growth picking up later in the year.

In the months that followed, interest rates trended lower and bond prices climbed higher in the modest growth environment. Financial markets exhibited a remarkably low level of volatility despite rising tensions in Russia and Ukraine and signs of decelerating growth in China. Equity markets were resilient as investors focused on signs of improvement in the U.S. recovery, stronger corporate earnings, increased merger-and-acquisition activity and, perhaps most importantly, reassurance from the Fed that no changes to short-term interest rates were on the horizon.

In the ongoing low-yield environment, income-seeking investors moved into equities, pushing major indices to record levels. However, as stock prices continued to rise, investors became wary of high valuations and began shedding the stocks that had experienced significant price appreciation in 2013, particularly growth and momentum names. The broad rotation into cheaper valuations resulted in the strongest performers of 2013 struggling most in 2014, and vice versa. Especially hard hit were U.S. small cap and European stocks, where earnings growth had not kept pace with market gains. In contrast, emerging markets benefited from the trend after having suffered heavy selling pressure in early 2014.

Volatility ticked up in the middle of the summer. Markets came under pressure in July as geopolitical turmoil intensified in Gaza, Iraq and Ukraine and financial troubles boiled over in Argentina and Portugal. Investors regained some confidence in August, allowing markets to rebound briefly amid renewed comfort that the Fed would continue to keep rates low and hopes that the European Central Bank would increase stimulus. However, markets swiftly reversed in September as improving U.S. economic indicators raised concerns that the Fed would increase short-term interest rates sooner than previously anticipated. Global credit markets tightened as the U.S. dollar strengthened, ultimately putting a strain on investor flows. High valuations combined with impending rate hikes stoked increasing volatility in financial markets. Escalating geopolitical risks further fueled the fire. The U.S. renewed its involvement in Iraq and the European Union imposed additional sanctions against Russia, while Scottish voters contemplated separating from the United Kingdom.

U.S. risk assets made a comeback in October while other developed markets continued their descent. This divergence in market performance moved in tandem with economic momentum and central bank policy. As the U.S. economy continued to strengthen, the need for monetary policy accommodation diminished. Meanwhile, economies in other parts of the developed world decelerated and central banks in Europe and Japan implemented aggressive measures to stimulate growth.

U.S. large cap stocks were the strongest performers for the six- and 12-month periods ended October 31, 2014. U.S. small caps experienced significantly higher volatility than large caps, but nonetheless generated positive returns. International developed market equities broadly declined while emerging markets posted modest gains. Most fixed income assets produced positive results as rates generally fell. Tax-exempt municipal bonds benefited from a favorable supply-and-demand environment. Short-term interest rates remained near zero, keeping yields on money market securities close to historic lows.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

U.S. financial markets generally outperformed other parts of the world given stronger economic growth and corporate earnings, the continuation of low interest rates and the appeal of relative stability amid rising geopolitical uncertainty.

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2014
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	8.22%	17.27%
U.S. small cap equities (Russell 2000® Index)	4.83	8.06
International equities (MSCI Europe, Australasia, Far East Index)	(4.83)	(0.60)
Emerging market equities (MSCI Emerging Markets Index)	3.74	0.64
3-month Treasury bill (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.02	0.05
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	4.29	5.21
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	2.35	4.14
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.54	7.94
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.05	5.82

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Funds’ Summary as of October 31, 2014	LifePath® Active Portfolios

Investment Objective

The LifePath® Active Portfolios’ (the “Funds”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, each Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Effective December 31, 2014, the Board approved to change the name of LifePath® Active 2015 Portfolio to LifePath® Active Retirement Portfolio and the investment objective will be to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath® Active Retirement Portfolio will be broadly diversified across global asset classes.

Portfolio Management Commentary

How did the Funds perform?

•

For the 12-month period ended October 31, 2014, the Fund with a target date of 2015 outperformed its custom benchmark and its primary benchmark, the Barclays U.S. Aggregate Bond Index. For the same period, the Institutional and Class K Shares of the Fund with a 2020 target date outperformed the Fund’s custom benchmark, while the Investor A and Class R Shares underperformed the custom benchmark. The Fund with a 2025 target date outperformed its custom benchmark. With respect to Funds with target dates of 2030, 2035 and 2040, the Institutional Shares performed in line with the respective custom benchmarks, while the Investor A and Class R Shares underperformed and Class K Shares outperformed the respective custom benchmarks. The Funds with target dates of 2045, 2050 and 2055 underperformed their respective custom benchmarks, with the exception of the Class K Shares of the 2055 Fund, which performed in line with the custom benchmark. Funds with target dates of 2020, 2025, 2030, 2035, 2040, 2045, 2050 and 2055 underperformed the primary benchmark, the Russell 1000® Index. The following discussion of relative performance pertains to each Fund’s respective custom benchmark.

What factors influenced performance?

•

At a broad asset allocation level, the Funds with higher fixed income weightings performed better relative to their respective custom benchmarks. Specifically, an allocation to the Master Total Return Portfolio was a meaningful contributor to performance as it substantially outperformed core fixed income. Additionally, the Funds benefited from allocations to unconstrained, flexible fixed income strategies, including the BlackRock Strategic Income Opportunities Portfolio and the BlackRock Global Long/Short Credit Fund. An overweight to Australian duration (sensitivity to changes in interest rates) supported performance as Australian bonds rallied. On the downside, a long-held U.S. duration underweight detracted from performance as rates remained at extremely low levels.

•

The Funds’ investments within certain equity portfolios detracted from relative performance. In particular, BlackRock Capital Appreciation Fund, Inc. underperformed its benchmark during the period, due to positions in information technology and energy. Positions in U.S. exchange traded funds (“ETFs”) focused in energy and industrials also weighed on performance. Exposure to international developed market equities dampened performance, most notably positions in the BlackRock EuroFund and the BlackRock International Opportunities Portfolio. An overweight to the Eurozone, particularly Germany, detracted due to weaker-than-expected economic data in the region. An underweight in international real estate detracted from performance as the asset class rebounded amid continued low interest rates. Conversely, within domestic equities, a position in the Master Large Cap Growth Portfolio contributed to performance, based on strong stock selection in health care, consumer staples and industrials. Exposure to U.S. health care and technology via ETFs also contributed positively to performance. Across international equities, an overweight in Japan aided performance as accommodative monetary policy created a favorable backdrop for Japanese equities.

•

The Funds used derivatives, specifically, financial futures contracts, to gain exposure to U.S., Japanese and European equity markets and to tactically manage duration in the U.S. and Australia. The use of derivatives had a mixed impact on performance for the period.

Describe recent portfolio activity.

•

The Funds maintained overweights in equities relative to fixed income given a favorable view on risk assets and the broader economic recovery, and a more cautious view on the direction of interest rates. Within large cap U.S. equities, the Funds increased the number of strategies to further diversify holdings across growth and value styles. New exposures during the period included ETF sector positions in health care, industrials, energy and real estate. Across international equity holdings, the Funds increased overweights in Japan and the Eurozone, based on the view that accommodative monetary policy would spur growth in both regions. The Funds also introduced alternative equity strategies, in particular BlackRock Global Long/Short Equity Fund and BlackRock Emerging Markets Long/Short Equity Fund, to provide an additional potential source of return. The Funds moved from an underweight to neutral position in emerging markets on expectations that those economies may benefit from U.S. economic momentum.

•

Within fixed income, the Funds maintained a low duration throughout the period to help mitigate the potential negative impact of rising rates. The Funds reduced core fixed income exposure in the first half of the period, but subsequently increased the allocation to the Master Total Return Portfolio and took profits on positions in Australian bonds. Late in the period, the Funds reduced the underweight in real estate, and moved from underweight to neutral with respect to commodities and inflation-linked bonds.

Describe Funds positioning at period end.

•

As of period end, each Fund remained overweight in equity relative to its respective custom benchmark and underweight in fixed income based on the view that improving economic growth and accommodative global monetary policy would continue to create a favorable backdrop for equities.

•

Within equities, the Funds were overweight the United States, particularly large cap sectors positioned to benefit from an improving domestic recovery. The Funds were similarly overweight in international developed equities, particularly Europe and Japan, where central banks have continued to ease monetary policy. The Funds’ fixed income allocations ended the period with a shorter duration relative to the fixed income portion of their custom benchmarks given the potential for interest rates to rise. The Funds are overweight alternatives with the recent additions of long/short equity strategies, while being underweight to real estate and neutral on commodities, emerging markets and inflation-linked bonds.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS II	OCTOBER 31, 2014

LifePath® Active Portfolios

Glidepath Evolution

Under normal circumstances, the asset allocation of each LifePath® Active Portfolio (the “LifePath® Active Portfolio” or “each LifePath® Active Portfolio”) will change over time according to a “glidepath” as each of the LifePath® Active Portfolios approaches its respective target date. The glidepath represents the shifting of asset classes over time. Each LifePath® Active Portfolio’s asset mix becomes more conservative both prior to and after retirement - as time elapses. This reflects the need for reduced investment risks and lower volatility of each LifePath® Active Portfolio as retirement approaches, which may be a primary source of retirement income. As each LifePath® Active Portfolio approaches its target date, its asset allocation will shift so that each LifePath® Active Portfolio invests a greater percentage of its assets in fixed income funds. The asset allocation targets are established by the portfolio managers working with oversight from a committee of BlackRock investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of each LifePath® Active Portfolio, and determine whether any changes are required to enable each LifePath® Active Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glidepath are general, long-term targets, BlackRock may periodically adjust the proportion of equity and fixed income funds in each LifePath® Active Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of each LifePath® Active Portfolio. In general, such adjustments will be limited to +/- 10% relative to the target allocation. BlackRock may determine that a greater degree of variation is warranted to protect each LifePath® Active Portfolio or achieve each LifePath® Active Portfolio’s investment objective.

BLACKROCK FUNDS II	OCTOBER 31, 2014	5

LifePath® Active 2015 Portfolio

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2015. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2015.”

[3]

A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

[4]

A customized weighted index (the “2015 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Dow Jones-UBS Commodity Index	Barclays TIPS Index
4/20/07 to 6/11/07	37.5%	50.0%	12.5%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	42.0	46.4	11.6	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 1/02/09	44.0	44.8	11.2	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	44.7	44.2	11.1	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	45.8	43.4	10.8	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	46.6	42.7	10.7	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	48.7	N/A	N/A	22.8%	4.0%	11.6%	1.0%	3.8%	8.1%
5/01/13 to 10/31/13	49.7	N/A	N/A	21.9	4.2	11.4	0.8	3.7	8.3
11/01/13 to 10/31/14	51.3	N/A	N/A	20.7	4.4	10.8	0.4	3.9	8.5

See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2014
		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	2.44%	6.61%	N/A	9.37%	N/A	5.18%	N/A
Investor A	2.28	6.38	0.80%	9.08	7.91%	4.91	4.16%
Class K	2.53	6.74	N/A	9.48	N/A	5.29	N/A
Class R	2.18	6.12	N/A	8.79	N/A	4.61	N/A
Barclays U.S. Aggregate Bond Index	2.35	4.14	N/A	4.22	N/A	5.01	N/A
2015 Custom Benchmark	2.23	5.95	N/A	8.45	N/A	4.35	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

6	BLACKROCK FUNDS II	OCTOBER 31, 2014

LifePath® Active 2020 Portfolio

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2020. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2020.”

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2020 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Dow Jones-UBS Commodity Index	Barclays TIPS Index
4/20/07 to 6/11/07	30.0%	56.0%	14.0%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	35.0	52.0	13.0	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 1/02/09	38.0	49.6	12.4	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	39.1	48.7	12.2	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	40.4	47.7	11.9	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	41.6	46.7	11.7	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	40.1	N/A	N/A	28.6%	3.5%	14.6%	2.9%	3.8%	6.5%
5/01/13 to 10/31/13	41.0	N/A	N/A	27.6	3.7	14.5	2.8	3.8	6.6
11/01/13 to 10/31/14	42.3	N/A	N/A	26.5	3.8	14.2	2.5	3.9	6.8

See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2014
		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	2.84%	6.90%	N/A	9.94%	N/A	5.15%	N/A
Investor A	2.67	6.56	0.97%	9.61	8.43%	4.85	4.11%
Class K	2.93	7.04	N/A	10.06	N/A	5.26	N/A
Class R	2.60	6.39	N/A	9.34	N/A	4.57	N/A
Russell 1000® Index	7.88	16.78	N/A	16.98	N/A	6.62	N/A
2020 Custom Benchmark	2.43	6.63	N/A	9.25	N/A	4.44	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	OCTOBER 31, 2014	7

LifePath® Active 2025 Portfolio

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2025. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2025.”

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2025 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Dow Jones-UBS Commodity Index	Barclays TIPS Index
4/20/07 to 6/11/07	22.5%	62.0%	15.5%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	26.0	59.2	14.8	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 1/02/09	29.0	56.8	14.2	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	31.3	55.0	13.7	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	33.2	53.4	13.4	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	34.7	52.2	13.1	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	33.0	N/A	N/A	33.4%	3.2%	17.1%	4.4%	3.8%	5.1%
5/01/13 to 10/31/13	33.9	N/A	N/A	32.3	3.2	17.1	4.4	3.8	5.3
11/01/13 to 10/31/14	35.1	N/A	N/A	31.1	3.4	16.9	4.2	3.8	5.5

See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2014
		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	3.32%	8.05%	N/A	10.61%	N/A	5.11%	N/A
Investor A	3.25	7.79	2.13%	10.30	9.11%	4.82	4.08%
Class K	3.32	8.14	N/A	10.72	N/A	5.22	N/A
Class R	3.09	7.58	N/A	10.00	N/A	4.53	N/A
Russell 1000® Index	7.88	16.78	N/A	16.98	N/A	6.62	N/A
2025 Custom Benchmark	2.60	7.20	N/A	10.01	N/A	4.29	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

8	BLACKROCK FUNDS II	OCTOBER 31, 2014

LifePath® Active 2030 Portfolio

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2030. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2030.”

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2030 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Dow Jones-UBS Commodity Index	Barclays TIPS Index
4/20/07 to 6/11/07	15.0%	68.0%	17.0%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	7.0	74.4	18.6	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 1/02/09	16.0	67.2	16.8	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	20.1	63.9	16.0	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	22.9	61.7	15.4	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	25.1	59.9	15.0	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	26.9	N/A	N/A	37.5%	2.8%	19.3%	5.7%	3.9%	3.9%
5/01/13 to 10/31/13	27.8	N/A	N/A	36.3	2.9	19.3	5.8	3.8	4.1
11/01/13 to 10/31/14	28.9	N/A	N/A	35.2	3.0	19.2	5.7	3.8	4.2

See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2014
		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	3.08%	7.65%	N/A	10.92%	N/A	4.78%	N/A
Investor A	3.02	7.46	1.82%	10.57	9.39%	4.44	3.70%
Class K	3.18	7.80	N/A	11.04	N/A	4.89	N/A
Class R	2.93	7.26	N/A	10.30	N/A	4.17	N/A
Russell 1000® Index	7.88	16.78	N/A	16.98	N/A	6.62	N/A
2030 Custom Benchmark	2.75	7.69	N/A	10.78	N/A	3.75	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	OCTOBER 31, 2014	9

LifePath® Active 2035 Portfolio

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2035. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2035.”

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2035 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Dow Jones-UBS Commodity Index	Barclays TIPS Index
4/20/07 to 6/11/07	7.5%	74.0%	18.5%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	—	80.0	20.0	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 11/26/12	10.0	72.0	18.0	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	21.5	N/A	N/A	41.2%	2.6%	21.2%	6.8%	3.9%	2.8%
5/01/13 to 10/31/13	22.3	N/A	N/A	40.0	2.6	21.3	7.0	3.9	2.9
11/01/13 to 10/31/14	23.5	N/A	N/A	38.7	2.6	21.3	7.0	3.8	3.1

See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2014
		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	3.30%	8.17%	N/A	11.19%	N/A	4.38%	N/A
Investor A	3.24	7.94	2.27%	10.86	9.67%	4.07	3.33%
Class K	3.39	8.27	N/A	11.30	N/A	4.49	N/A
Class R	3.07	7.65	N/A	10.54	N/A	3.77	N/A
Russell 1000® Index	7.88	16.78	N/A	16.98	N/A	6.62	N/A
2035 Custom Benchmark	2.88	8.12	N/A	11.44	N/A	3.79	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

10	BLACKROCK FUNDS II	OCTOBER 31, 2014

LifePath® Active 2040 Portfolio

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2040. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2040.”

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2040 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Dow Jones-UBS Commodity Index	Barclays TIPS Index
4/20/07 to 1/03/08	—	80.0%	20.0%	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 11/26/12	10.0%	72.0	18.0	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	16.6	N/A	N/A	44.6%	2.3%	23.0%	7.9%	3.9%	1.7%
5/01/13 to 10/31/13	17.5	N/A	N/A	43.3	2.2	23.1	8.2	3.9	1.8
11/01/13 to 10/31/14	18.6	N/A	N/A	42.0	2.3	23.2	8.2	3.8	1.9

See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2014
		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	3.78%	8.49%	N/A	11.53%	N/A	4.79%	N/A
Investor A	3.64	8.25	2.57%	11.16	9.96%	4.43	3.69%
Class K	3.78	8.66	N/A	11.63	N/A	4.90	N/A
Class R	3.56	8.06	N/A	10.90	N/A	4.18	N/A
Russell 1000® Index	7.88	16.78	N/A	16.98	N/A	6.62	N/A
2040 Custom Benchmark	3.01	8.53	N/A	11.83	N/A	4.06	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	OCTOBER 31, 2014	11

LifePath® Active 2045 Portfolio

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2045. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2045.”

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2045 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Dow Jones-UBS Commodity Index
4/20/07 to 1/03/08	—	80.0%	20.0%	N/A	N/A	N/A	N/A	N/A
1/04/08 to 11/26/12	10.0%	72.0	18.0	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	12.7	N/A	N/A	47.8%	2.0%	24.7%	8.9%	3.9%
5/01/13 to 10/31/13	13.7	N/A	N/A	46.4	2.0	24.8	9.2	3.9
11/01/13 to 10/31/14	15.0	N/A	N/A	44.9	2.0	25.0	9.3	3.8

See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2014
		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	3.55%	8.31%	N/A	11.81%	N/A	5.05%	N/A
Investor A	3.42	8.02	2.35%	11.43	10.23%	4.66	3.91%
Class K	3.63	8.38	N/A	11.94	N/A	5.16	N/A
Class R	3.27	7.79	N/A	11.16	N/A	4.40	N/A
Russell 1000® Index	7.88	16.78	N/A	16.98	N/A	6.62	N/A
2045 Custom Benchmark	3.13	8.92	N/A	12.20	N/A	4.29	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

12	BLACKROCK FUNDS II	OCTOBER 31, 2014

LifePath® Active 2050 Portfolio

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2050. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2050.”

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2050 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Dow Jones-UBS Commodity Index
4/20/07 to 1/03/08	—	80.0%	20.0%	N/A	N/A	N/A	N/A	N/A
1/04/08 to 11/26/12	10.0%	72.0	18.0	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	7.4	N/A	N/A	50.7%	1.9%	26.2%	9.8%	4.0%
5/01/13 to 10/31/13	8.5	N/A	N/A	49.2	1.7	26.4	10.2	4.0
11/01/13 to 10/31/14	9.8	N/A	N/A	47.7	1.7	26.6	10.4	3.8

See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2014
		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	3.67%	8.69%	N/A	12.07%	N/A	4.52%	N/A
Investor A	3.52	8.38	2.69%	11.71	10.51%	4.16	3.41%
Class K	3.66	8.76	N/A	12.18	N/A	4.62	N/A
Class R	3.44	8.10	N/A	11.44	N/A	3.91	N/A
Russell 1000® Index	7.88	16.78	N/A	16.98	N/A	6.62	N/A
2050 Custom Benchmark	3.22	9.23	N/A	12.51	N/A	4.48	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	OCTOBER 31, 2014	13

LifePath® Active 2055 Portfolio

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2055.

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2055 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Dow Jones-UBS Commodity Index
2/28/12 to 4/30/13	2.5%	52.5%	1.8%	27.8%	11.2%	4.2%
5/01/13 to 10/31/13	3.3	51.3	1.7	27.9	11.6	4.2
11/01/13 to 10/31/14	4.5	49.6	1.7	28.3	11.9	4.0

See “About Fund Performance” on page 20 for a description of the Custom Benchmark.

Performance Summary for the Period Ended October 31, 2014
		Average Annual Total Returns[6]
		1 Year		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	4.13%	9.28%	N/A	14.29%	N/A
Investor A	3.88	8.96	3.24%	13.97	10.35%
Class K	4.12	9.46	N/A	14.40	N/A
Class R	3.79	8.71	N/A	13.70	N/A
Russell 1000® Index	7.88	16.78	N/A	21.22	N/A
2055 Custom Benchmark	3.27	9.48	N/A	13.43	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on February 28, 2013.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

14	BLACKROCK FUNDS II	OCTOBER 31, 2014

LifePath® Active 2015 Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies

Fixed Income Funds	53%
Equity Funds	44
Short-Term Securities	3

Ten Largest Holdings	Percent of Affiliated Investment Companies

Master Total Return Portfolio	32%
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	9
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	6
BlackRock Global Long/Short Credit Fund, Institutional Class	6
BlackRock Global Long/Short Equity Fund, Institutional Class	5
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	5
iShares Russell 2000 ETF	5
BlackRock Commodity Strategies Fund, Institutional Class	4
BlackRock Liquidity Funds, TempFund, Institutional Class	3
BlackRock EuroFund, Institutional Class	3

LifePath® Active 2020 Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies

Equity Funds	55%
Fixed Income Funds	42
Short-Term Securities	3

Ten Largest Holdings	Percent of Affiliated Investment Companies

Master Total Return Portfolio	27%
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	7
BlackRock EuroFund, Institutional Class	5
Master Large Cap Growth Portfolio	5
Master Basic Value LLC	4
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	4
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	4
BlackRock Global Long/Short Equity Fund, Institutional Class	4
BlackRock Global Long/Short Credit Fund, Institutional Class	4
iShares Russell 2000 ETF	4

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS II	OCTOBER 31, 2014	15

LifePath® Active 2025 Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies

Equity Funds	59%
Fixed Income Funds	35
Short-Term Securities	6

Ten Largest Holdings	Percent of Affiliated Investment Companies

Master Total Return Portfolio	21%
BlackRock Liquidity Funds, TempFund, Institutional Class	6
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	6
Master Large Cap Growth Portfolio	5
Master Basic Value LLC	5
BlackRock Global Long/Short Equity Fund, Institutional Class	4
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	4
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	4
BlackRock Emerging Markets Fund, Inc., Institutional Class	4
BlackRock Global Long/Short Credit Fund, Institutional Class	4

LifePath® Active 2030 Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies

Equity Funds	63%
Fixed Income Funds	27
Short-Term Securities	10

Ten Largest Holdings	Percent of Affiliated Investment Companies

Master Total Return Portfolio	17%
BlackRock Liquidity Funds, TempFund, Institutional Class	10
Master Large Cap Growth Portfolio	5
Master Basic Value LLC	5
BlackRock EuroFund, Institutional Class	5
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	4
BlackRock Emerging Markets Fund, Inc., Institutional Class	4
iShares U.S. Technology ETF	4
BlackRock International Fund, Institutional Class	3
BlackRock Commodity Strategies Fund, Institutional Class	3

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

16	BLACKROCK FUNDS II	OCTOBER 31, 2014

LifePath® Active 2035 Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies

Equity Funds	63%
Fixed Income Funds	21
Short-Term Securities	16

Ten Largest Holdings	Percent of Affiliated Investment Companies

Master Total Return Portfolio	14%
BlackRock Liquidity Funds, TempFund, Institutional Class	14
BlackRock EuroFund, Institutional Class	7
Master Large Cap Growth Portfolio	5
Master Basic Value LLC	5
BlackRock Emerging Markets Fund, Inc., Institutional Class	4
iShares U.S. Technology ETF	4
BlackRock International Fund, Institutional Class	4
iShares U.S. Financials ETF	3
BlackRock Commodity Strategies Fund, Institutional Class	3

LifePath® Active 2040 Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies

Equity Funds	71%
Fixed Income Funds	17
Short-Term Securities	12

Ten Largest Holdings	Percent of Affiliated Investment Companies

BlackRock Liquidity Funds, TempFund, Institutional Class	12%
Master Total Return Portfolio	11
BlackRock EuroFund, Institutional Class	8
Master Large Cap Growth Portfolio	6
Master Basic Value LLC	5
BlackRock Emerging Markets Fund, Inc., Institutional Class	5
BlackRock International Fund, Institutional Class	5
iShares U.S. Technology ETF	5
iShares U.S. Financials ETF	4
iShares International Developed Real Estate ETF	4

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS II	OCTOBER 31, 2014	17

LifePath® Active 2045 Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies

Equity Funds	71%
Short-Term Securities	17
Fixed Income Funds	12

Ten Largest Holdings	Percent of Affiliated Investment Companies

BlackRock Liquidity Funds, TempFund, Institutional Class	15%
Master Total Return Portfolio	9
BlackRock EuroFund, Institutional Class	9
Master Large Cap Growth Portfolio	6
Master Basic Value LLC	6
BlackRock Emerging Markets Fund, Inc., Institutional Class	5
BlackRock International Fund, Institutional Class	5
iShares U.S. Technology ETF	5
iShares U.S. Financials ETF	4
iShares International Developed Real Estate ETF	4

LifePath® Active 2050 Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies

Equity Funds	72%
Short-Term Securities	20
Fixed Income Funds	8

Ten Largest Holdings	Percent of Affiliated Investment Companies

BlackRock Liquidity Funds, TempFund, Institutional Class	18%
BlackRock EuroFund, Institutional Class	9
Master Large Cap Growth Portfolio	6
Master Basic Value LLC	6
Master Total Return Portfolio	6
BlackRock Emerging Markets Fund, Inc., Institutional Class	5
iShares U.S. Technology ETF	5
iShares International Developed Real Estate ETF	5
iShares U.S. Financials ETF	4
BlackRock International Fund, Institutional Class	4

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

18	BLACKROCK FUNDS II	OCTOBER 31, 2014

LifePath® Active 2055 Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies

Equity Funds	79%
Short-Term Securities	20
Fixed Income Funds	1

Ten Largest Holdings	Percent of Affiliated Investment Companies

BlackRock Liquidity Funds, TempFund, Institutional Class	19%
iShares International Developed Real Estate ETF	8
Master Large Cap Growth Portfolio	7
Master Basic Value LLC	7
BlackRock EuroFund, Institutional Class	6
BlackRock Emerging Markets Fund, Inc., Institutional Class	6
iShares U.S. Technology ETF	5
BlackRock International Fund, Institutional Class	5
iShares U.S. Financials ETF	4
BlackRock International Opportunities Portfolio, Institutional Class	4

The Fund’s allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS II	OCTOBER 31, 2014	19

About Fund Performance

•

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to November 27, 2012, Institutional Shares performance results are those of Class K Shares restated to reflect Institutional Share fees.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase.

•

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, has contractually agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 5 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Prior to November 27, 2012, the Funds’ Custom Benchmarks were comprised of the Barclays U.S. Aggregate Bond Index, the Russell 3000® Index and the MSCI EAFE Index. Effective November 27, 2012, the

Funds’ Custom Benchmarks are comprised of the Russell 1000® Index, Russell 2000® Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Dow Jones-UBS Commodity Index, Barclays U.S. Aggregate Bond Index and Barclays TIPS Index.

The Barclays U.S. Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages and U.S. Treasury and government agency issues with at least one year to maturity. The Russell 3000® Index is an unmanaged index comprised of the 3,000 largest U.S. companies as determined by total market capitalization. The MSCI EAFE Index is an unmanaged broad-based index that measures the total returns of developed foreign stock markets in Europe, Australasia and the Far East. The Russell 1000® Index is an unmanaged index comprised of the 1,000 largest U.S. companies as determined by total market capitalization. The Russell 2000® Index is an unmanaged index comprised of the 2,000 largest U.S. companies as determined by total market capitalization. The MSCI All Country World ex-U.S. Investable Market Index measures the investment return of stocks issued by companies located outside the United States. The FTSE EPRA/NAREIT Developed Real Estate Index measures the stock performance of companies engaged in the ownership and development of real estate markets in developed countries as defined by FTSE EPRA/NAREIT. The Dow Jones-UBS Commodity Index is a broadly diversified index that allows investors to track commodity futures through a single, simple measure. The Dow Jones-UBS Commodity Index is composed of futures contracts on physical commodities. The Dow Jones-UBS Commodity Index is designed to minimize concentration in any one commodity or sector. The Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index is an index that includes all publicly issued, U.S. Treasury inflation protected securities (“TIPS”) that have at least one year remaining maturity, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody’s Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million or more par value outstanding. The customized weighted index for each Fund is created by BlackRock and is adjusted periodically to represent the weightings of the unmanaged indices as compared to each Fund’s glidepath.

20	BLACKROCK FUNDS II	OCTOBER 31, 2014

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other Fund expenses. The expense examples on the next page (which are based on a hypothetical investment of $1,000 invested on May 1, 2014 and held through October 31, 2014) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market, equity and/or interest rate risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment, may result in lower distributions paid to shareholders and/or may cause a Fund to hold an investment that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2014	21

Expense Examples
	Actual			Hypothetical[1]
	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During the Period[2]	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During the Period[2]	Annualized Expense Ratio
LifePath® Active 2015 Portfolio
Institutional	$1,000.00	$1,024.40	$0.97	$1,000.00	$1,024.25	$0.97	0.19%
Investor A	$1,000.00	$1,022.80	$2.24	$1,000.00	$1,022.99	$2.24	0.44%
Class K	$1,000.00	$1,025.30	$0.46	$1,000.00	$1,024.75	$0.46	0.09%
Class R	$1,000.00	$1,021.80	$3.47	$1,000.00	$1,021.78	$3.47	0.68%
LifePath® Active 2020 Portfolio
Institutional	$1,000.00	$1,028.40	$0.97	$1,000.00	$1,024.25	$0.97	0.19%
Investor A	$1,000.00	$1,026.70	$2.25	$1,000.00	$1,022.99	$2.24	0.44%
Class K	$1,000.00	$1,029.30	$0.46	$1,000.00	$1,024.75	$0.46	0.09%
Class R	$1,000.00	$1,026.00	$3.47	$1,000.00	$1,021.78	$3.47	0.68%
LifePath® Active 2025 Portfolio
Institutional	$1,000.00	$1,033.20	$0.92	$1,000.00	$1,024.30	$0.92	0.18%
Investor A	$1,000.00	$1,032.50	$2.31	$1,000.00	$1,022.94	$2.29	0.45%
Class K	$1,000.00	$1,033.20	$0.51	$1,000.00	$1,024.70	$0.51	0.10%
Class R	$1,000.00	$1,030.90	$3.53	$1,000.00	$1,021.73	$3.52	0.69%
LifePath® Active 2030 Portfolio
Institutional	$1,000.00	$1,030.80	$1.02	$1,000.00	$1,024.20	$1.02	0.20%
Investor A	$1,000.00	$1,030.20	$2.30	$1,000.00	$1,022.94	$2.29	0.45%
Class K	$1,000.00	$1,031.80	$0.51	$1,000.00	$1,024.70	$0.51	0.10%
Class R	$1,000.00	$1,029.30	$3.53	$1,000.00	$1,021.73	$3.52	0.69%
LifePath® Active 2035 Portfolio
Institutional	$1,000.00	$1,033.00	$1.02	$1,000.00	$1,024.20	$1.02	0.20%
Investor A	$1,000.00	$1,032.40	$2.31	$1,000.00	$1,022.94	$2.29	0.45%
Class K	$1,000.00	$1,033.90	$0.51	$1,000.00	$1,024.70	$0.51	0.10%
Class R	$1,000.00	$1,030.70	$3.53	$1,000.00	$1,021.73	$3.52	0.69%
LifePath® Active 2040 Portfolio
Institutional	$1,000.00	$1,037.80	$1.03	$1,000.00	$1,024.20	$1.02	0.20%
Investor A	$1,000.00	$1,036.40	$2.31	$1,000.00	$1,022.94	$2.29	0.45%
Class K	$1,000.00	$1,037.80	$0.51	$1,000.00	$1,024.70	$0.51	0.10%
Class R	$1,000.00	$1,035.60	$3.54	$1,000.00	$1,021.73	$3.52	0.69%
LifePath® Active 2045 Portfolio
Institutional	$1,000.00	$1,035.50	$1.03	$1,000.00	$1,024.20	$1.02	0.20%
Investor A	$1,000.00	$1,034.20	$2.31	$1,000.00	$1,022.94	$2.29	0.45%
Class K	$1,000.00	$1,036.30	$0.51	$1,000.00	$1,024.70	$0.51	0.10%
Class R	$1,000.00	$1,032.70	$3.48	$1,000.00	$1,021.78	$3.47	0.68%
LifePath® Active 2050 Portfolio
Institutional	$1,000.00	$1,036.70	$1.08	$1,000.00	$1,024.15	$1.07	0.21%
Investor A	$1,000.00	$1,035.20	$2.36	$1,000.00	$1,022.89	$2.35	0.46%
Class K	$1,000.00	$1,036.60	$0.56	$1,000.00	$1,024.65	$0.56	0.11%
Class R	$1,000.00	$1,034.40	$3.59	$1,000.00	$1,021.68	$3.57	0.70%
LifePath® Active 2055 Portfolio
Institutional	$1,000.00	$1,041.30	$1.08	$1,000.00	$1,024.15	$1.07	0.21%
Investor A	$1,000.00	$1,038.80	$2.36	$1,000.00	$1,022.89	$2.35	0.46%
Class K	$1,000.00	$1,041.20	$0.57	$1,000.00	$1,024.65	$0.56	0.11%
Class R	$1,000.00	$1,037.90	$3.54	$1,000.00	$1,021.73	$3.52	0.69%

[1]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

[2]

Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Because the Fund invests in Master Portfolios, the expense example reflects the expenses of both the Fund and the Master Portfolios in which it invests. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

See “Disclosure of Expenses” on page 21 for further information on how expenses were calculated.

22	BLACKROCK FUNDS II	OCTOBER 31, 2014

Schedule of Investments October 31, 2014	LifePath® Active 2015 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 43.4%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	8,118	$247,529
BlackRock Commodity Strategies Fund, Institutional Class (b)	96,919	850,947
BlackRock Emerging Markets Fund, Inc., Institutional Class	26,697	548,882
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	113,408	1,179,443
BlackRock Equity Dividend Fund, Institutional Class	9,510	244,123
BlackRock EuroFund, Institutional Class	41,418	626,660
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	101,274	1,200,102
BlackRock International Fund, Institutional Class	17,746	266,718
BlackRock International Opportunities Portfolio, Institutional Class	3,808	145,257
BlackRock Pacific Fund, Inc., Institutional Class	19,565	374,273
iShares International Developed Real Estate ETF	3,061	95,840
iShares MSCI Germany ETF	14,905	405,863
iShares Russell 2000 ETF	9,636	1,123,172
iShares U.S. Energy ETF	5,372	266,559
iShares U.S. Financials ETF	5,351	465,858
iShares U.S. Healthcare ETF	2,656	376,621
iShares U.S. Industrials ETF	3,049	319,444
iShares U.S. Technology ETF	5,428	551,648
Master Basic Value LLC	$605,351	605,351
Master Large Cap Growth Portfolio	$620,770	620,770

		10,515,060

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 52.3%
BlackRock Global Long/Short Credit Fund, Institutional Class	140,085	$1,524,128
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	194,083	2,098,040
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	149,339	1,532,216
Master Total Return Portfolio	$7,508,648	7,508,648

		12,663,032

Short-Term Securities — 3.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (c)	773,084	773,084
Total Affiliated Investment Companies (Cost — $22,891,280) — 98.9%		23,951,176
Other Assets Less Liabilities — 1.1%		266,017

Net Assets — 100.0%		$24,217,193

Portfolio Abbreviation
ETF	Exchange Traded Fund

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2014	23

Schedule of Investments (continued)	LifePath® Active 2015 Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be affiliates of the Fund during the year ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2014	Value at October 31, 2014	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	28,765	14,578		35,225		8,118	$247,529	—	$354,962
BlackRock Commodity Strategies Fund, Inc., Institutional Class	28,312	68,607		—		96,919	$850,947	—	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	26,697		—		26,697	$548,882	$1,870	—
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	—	113,408		—		113,408	$1,179,443	—	—
BlackRock Equity Dividend Fund, Institutional Class	4,782	23,701		18,973		9,510	$244,123	$5,208	$35,035
BlackRock EuroFund, Institutional Class	23,500	29,098		11,180		41,418	$626,660	$4,797	$(5,560)
BlackRock Global Long/Short Credit Fund, Institutional Class	100,476	39,609		—		140,085	$1,524,128	$11,092	—
BlackRock Global Long/Short Equity Fund, Institutional Class	—	101,274		—		101,274	$1,200,102	—	—
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	47,702	146,381		—		194,083	$2,098,040	$13,797	$8,756
BlackRock International Fund, Institutional Class	20,937	396		3,587		17,746	$266,718	$5,864	$5,731
BlackRock International Opportunities Portfolio, Institutional Class	5,079	22		1,293		3,808	$145,257	$375	$28,912
BlackRock Liquidity Funds, TempFund, Institutional Class	759,773	13,311	[1]	—		773,084	$773,084	$379	—
BlackRock Liquidity Series, LLC, Money Market Series	—	—	[1]	—		—	—	$2,593	—
BlackRock Long-Horizon Equity Fund, Institutional Class	49,251	1,825		51,076		—	—	$9,063	$142,094
BlackRock Low Duration Bond Portfolio, BlackRock Class	90,405	1,545		91,950		—	—	$15,416	$6,329
BlackRock Pacific Fund, Inc., Institutional Class	19,788	2,744		2,967		19,565	$374,273	$6,510	$39,521
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	106,437	42,902		—		149,339	$1,532,216	$27,620	$2,132
iShares International Developed Real Estate ETF	3,061	—		—		3,061	$95,840	$10,682	—
iShares MSCI Germany ETF	14,905	—		—		14,905	$405,863	$9,408	—
iShares MSCI Japan ETF	47,661	80,747		128,408		—	—	$7,620	$(25,884)
iShares MSCI Mexico Capped ETF	5,168	—		5,168		—	—	—	$(27,823)
iShares Russell 2000 ETF	5,858	3,778		—		9,636	$1,123,172	$9,953	—
iShares U.S. Energy ETF	—	5,372		—		5,372	$266,559	$1,389	—
iShares U.S. Financials ETF	10,221	—		4,870		5,351	$465,858	$11,457	$100,400
iShares U.S. Healthcare ETF	—	4,425		1,769		2,656	$376,621	$4,160	$5,024
iShares U.S. Industrials ETF	—	3,049		—		3,049	$319,444	$797	—
iShares U.S. Technology ETF	10,195	—		4,767		5,428	$551,648	$9,653	$100,297
Master Basic Value LLC	$1,087,388	—		$482,037	[2,3]	$605,351	$605,351	$18,053	$157,768
Master Large Cap Growth Portfolio	$778,186	—		$157,416	[2,3]	$620,770	$620,770	$10,263	$85,276
Master Total Return Portfolio	$8,408,183	—		$899,535	[2,3]	$7,508,648	$7,508,648	$352,368	$230,363

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

See Notes to Financial Statements.

24	BLACKROCK FUNDS II	OCTOBER 31, 2014

Schedule of Investments (concluded)	LifePath® Active 2015 Portfolio

•	Financial futures contracts outstanding as of October 31, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation
5	E-Mini S&P 500 Futures	Chicago Mercantile	December 2014	USD	502,875	$6,088
13	Euro STOXX 50 Index	Eurex	December 2014	USD	505,081	39,100
5	Nikkei 225 Index	Osaka	December 2014	USD	735,471	76,820
3	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December 2014	USD	379,078	2,676
(12)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	December 2014	USD	1,433,156	11,451
Total						$136,135

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$15,216,407	$8,734,769	—	$23,951,176

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$122,008	—	—	$122,008
Interest rate contracts	14,127	—	—	14,127

Total	$136,135	—	—	$136,135

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of October 31, 2014, cash pledged for financial futures contracts of $102,000 is categorized as Level 1 within the disclosure.

There were no transfers between levels during the year ended October 31, 2014.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2014	25

Schedule of Investments October 31, 2014	LifePath® Active 2020 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 54.7%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	19,162	$584,258
BlackRock Commodity Strategies Fund, Institutional Class (b)	130,171	1,142,898
BlackRock Emerging Markets Fund, Inc., Institutional Class	47,869	984,183
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	137,748	1,432,579
BlackRock Equity Dividend Fund, Institutional Class	22,308	572,644
BlackRock EuroFund, Institutional Class	105,071	1,589,731
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	123,011	1,457,675
BlackRock International Fund, Institutional Class	56,812	853,880
BlackRock International Opportunities Portfolio, Institutional Class	13,078	498,934
BlackRock Pacific Fund, Inc., Institutional Class	27,947	534,617
iShares International Developed Real Estate ETF	10,208	319,613
iShares MSCI Germany ETF	18,358	499,888
iShares Russell 2000 ETF	11,213	1,306,987
iShares U.S. Energy ETF	9,306	461,764
iShares U.S. Financials ETF	9,263	806,437
iShares U.S. Healthcare ETF	4,598	651,996
iShares U.S. Industrials ETF	5,254	550,462
iShares U.S. Technology ETF	9,439	959,286
Master Basic Value LLC	$1,474,172	1,474,172
Master Large Cap Growth Portfolio	$1,524,258	1,524,258

		18,206,262

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 41.4%
BlackRock Global Long/Short Credit Fund, Institutional Class	130,556	$1,420,445
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	209,828	2,268,245
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	139,263	1,428,833
Master Total Return Portfolio	$8,658,633	8,658,633

		13,776,156

Short-Term Securities — 3.0%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (c)	991,487	991,487
Total Affiliated Investment Companies (Cost — $31,052,958) — 99.1%		32,973,905
Other Assets Less Liabilities — 0.9%		299,213

Net Assets — 100.0%		$33,273,118

See Notes to Financial Statements.

26	BLACKROCK FUNDS II	OCTOBER 31, 2014

Schedule of Investments (continued)	LifePath® Active 2020 Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be affiliates of the Fund during the year ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2014	Value at October 31, 2014	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	37,216	49,233		67,287		19,162	$584,258	—	$339,537
BlackRock Commodity Strategies Fund, Inc., Institutional Class	40,205	89,966		—		130,171	$1,142,898	—	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	47,869		—		47,869	$984,183	$2,323	—
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	—	137,748		—		137,748	$1,432,579	—	—
BlackRock Equity Dividend Fund, Institutional Class	17,397	46,712		41,801		22,308	$572,644	$13,041	$83,876
BlackRock EuroFund, Institutional Class	20,986	87,802		3,717		105,071	$1,589,731	$4,284	$6,157
BlackRock Global Long/Short Credit Fund, Institutional Class	122,361	8,195		—		130,556	$1,420,445	$13,509	—
BlackRock Global Long/Short Equity Fund, Institutional Class	—	123,011		—		123,011	$1,457,675	—	—
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	64,906	144,922		—		209,828	$2,268,245	$17,731	$11,913
BlackRock International Fund, Institutional Class	54,900	6,034		4,122		56,812	$853,880	$15,378	$4,014
BlackRock International Opportunities Portfolio, Institutional Class	12,701	1,862		1,485		13,078	$498,934	$938	$11,384
BlackRock Liquidity Funds, TempFund, Institutional Class	1,080,356	—		88,869	[1]	991,487	$991,487	$597	—
BlackRock Liquidity Series, LLC, Money Market Series	—	—	[2]	—		—	—	$4,047	—
BlackRock Long-Horizon Equity Fund, Institutional Class	75,946	2,814		78,760		—	—	$13,975	$226,326
BlackRock Low Duration Bond Portfolio, BlackRock Class	71,179	1,216		72,395		—	—	$12,138	$4,983
BlackRock Pacific Fund, Inc., Institutional Class	23,816	7,540		3,409		27,947	$534,617	$8,331	$48,730
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	129,492	9,771		—		139,263	$1,428,833	$32,108	$2,594
iShares International Developed Real Estate ETF	10,208	—		—		10,208	$319,613	$35,624	—
iShares MSCI Germany ETF	18,358	—		—		18,358	$499,888	$11,588	—
iShares MSCI Japan ETF	64,413	134,467		198,880		—	—	$11,036	$(88,618)
iShares MSCI Mexico Capped ETF	6,380	—		6,380		—	—	—	$(35,264)
iShares Russell 2000 ETF	8,664	2,549		—		11,213	$1,306,987	$13,795	—
iShares U.S. Energy ETF	—	9,306		—		9,306	$461,764	$2,406	—
iShares U.S. Financials ETF	15,804	—		6,541		9,263	$806,437	$18,157	$134,851
iShares U.S. Healthcare ETF	—	4,792		194		4,598	$651,996	$5,123	$551
iShares U.S. Industrials ETF	—	5,254		—		5,254	$550,462	$1,373	—
iShares U.S. Technology ETF	12,130	—		2,691		9,439	$959,286	$12,317	$56,618
Master Basic Value LLC	$1,921,603	—		$447,431	[1,3]	$1,474,172	$1,474,172	$29,822	$270,791
Master Large Cap Growth Portfolio	$1,555,957	—		$31,699	[1,3]	$1,524,258	$1,524,258	$20,041	$177,175
Master Total Return Portfolio	$7,824,993	$833,640	[2,3]	—		$8,658,633	$8,658,633	$342,475	$231,665

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net beneficial interest purchased.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2014	27

Schedule of Investments (concluded)	LifePath® Active 2020 Portfolio

•	Financial futures contracts outstanding as of October 31, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation/ Depreciation
17	E-Mini S&P 500 Futures	Chicago Mercantile	December 2014	USD	1,709,775	$20,700
18	Euro STOXX 50 Index	Eurex	December 2014	USD	699,342	54,167
11	Nikkei 225 Index	Osaka	December 2014	USD	1,618,037	167,739
(16)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	December 2014	USD	1,910,875	15,268
(6)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December 2014	USD	758,156	(5,335)
Total						$252,539

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$21,316,842	$11,657,063	—	$32,973,905

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$242,606	—	—	$242,606
Interest rate contracts	15,268	—	—	15,268
Liabilities:
Interest rate contracts	(5,335)	—	—	(5,335)

Total	$252,539	—	—	$252,539

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of October 31, 2014, cash pledged for financial futures contracts of $226,000 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended October 31, 2014.

See Notes to Financial Statements.

28	BLACKROCK FUNDS II	OCTOBER 31, 2014

Schedule of Investments October 31, 2014	LifePath® Active 2025 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 58.0%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	22,473	$685,203
BlackRock Commodity Strategies Fund, Institutional Class (b)	121,466	1,066,474
BlackRock Emerging Markets Fund, Inc., Institutional Class	53,741	1,104,919
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	106,839	1,111,126
BlackRock Equity Dividend Fund, Institutional Class	26,425	678,327
BlackRock EuroFund, Institutional Class	57,138	864,503
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	95,408	1,130,589
BlackRock International Fund, Institutional Class	66,665	1,001,972
BlackRock International Opportunities Portfolio, Institutional Class	12,738	485,969
BlackRock Pacific Fund, Inc., Institutional Class	34,033	651,048
iShares International Developed Real Estate ETF	14,354	449,424
iShares MSCI Germany ETF	19,272	524,776
iShares Russell 2000 ETF	9,148	1,066,291
iShares U.S. Energy ETF	10,290	510,590
iShares U.S. Financials ETF	10,232	890,798
iShares U.S. Healthcare ETF	5,080	720,344
iShares U.S. Industrials ETF	5,792	606,828
iShares U.S. Technology ETF	10,393	1,056,240
Master Basic Value LLC	$1,618,431	1,618,431
Master Large Cap Growth Portfolio	$1,665,575	1,665,575

		17,889,427

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 34.4%
BlackRock Global Long/Short Credit Fund, Institutional Class	100,992	$1,098,793
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	156,507	1,691,836
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	107,794	1,105,967
Master Total Return Portfolio	$6,719,557	6,719,557

		10,616,153

Short-Term Securities — 6.4%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (c)	1,985,396	1,985,396
Total Affiliated Investment Companies
(Cost — $28,636,610) — 98.8%		30,490,976
Other Assets Less Liabilities — 1.2%		384,452

Net Assets — 100.0%		$30,875,428

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2014	29

Schedule of Investments (continued)	LifePath® Active 2025 Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be affiliates of the Fund during the year ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2014	Value at October 31, 2014	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	56,805	39,313		73,645		22,473	$685,203	—	$496,859
BlackRock Commodity Strategies Fund, Inc., Institutional Class	31,034	90,432		—		121,466	$1,066,474	—	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	53,741		—		53,741	$1,104,919	$2,149	—
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	—	106,839		—		106,839	$1,111,126	—	—
BlackRock Equity Dividend Fund, Institutional Class	17,372	35,641		26,588		26,425	$678,327	$10,019	$74,131
BlackRock EuroFund, Institutional Class	25,088	36,079		4,029		57,138	$864,503	$5,121	$6,661
BlackRock Global Long/Short Credit Fund, Institutional Class	122,186	1,239		22,433		100,992	$1,098,793	$13,489	$4,706
BlackRock Global Long/Short Equity Fund, Institutional Class	—	95,408		—		95,408	$1,130,589	—	—
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	41,989	114,518		—		156,507	$1,691,836	$11,887	$7,707
BlackRock International Fund, Institutional Class	69,814	1,321		4,470		66,665	$1,001,972	$19,555	$2,515
BlackRock International Opportunities Portfolio, Institutional Class	14,288	61		1,611		12,738	$485,969	$1,055	$7,350
BlackRock Liquidity Funds, TempFund, Institutional Class	1,199,801	785,595	[1]	—		1,985,396	$1,985,396	$534	—
BlackRock Liquidity Series, LLC, Money Market Series	—	—	[1]	—		—	—	$3,042	—
BlackRock Long-Horizon Equity Fund, Institutional Class	88,022	3,869		91,891		—	—	$16,197	$233,186
BlackRock Low Duration Bond Portfolio, BlackRock Class	61,019	1,043		62,062		—	—	$10,405	$4,272
BlackRock Pacific Fund, Inc., Institutional Class	33,117	4,613		3,697		34,033	$651,048	$11,041	$68,484
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	129,240	3,217		24,663		107,794	$1,105,967	$30,466	$8,622
iShares International Developed Real Estate ETF	14,354	—		—		14,354	$449,424	$50,094	—
iShares MSCI Germany ETF	17,021	2,251		—		19,272	$524,776	$12,165	—
iShares MSCI Japan ETF	54,859	127,051		181,910		—	—	$10,328	$(86,171)
iShares MSCI Mexico Capped ETF	5,911	—		5,911		—	—	—	$(31,425)
iShares Russell 2000 ETF	5,877	3,271		—		9,148	$1,066,291	$9,827	—
iShares U.S. Energy ETF	—	10,290		—		10,290	$510,590	$2,660	—
iShares U.S. Financials ETF	12,324	—		2,092		10,232	$890,798	$15,287	$43,129
iShares U.S. Healthcare ETF	—	5,597		517		5,080	$720,344	$5,880	$1,468
iShares U.S. Industrials ETF	—	5,792		—		5,792	$606,828	$1,514	—
iShares U.S. Technology ETF	11,564	—		1,171		10,393	$1,056,240	$12,131	$24,638
Master Basic Value LLC	$2,645,627	—		$1,027,196	[2,3]	$1,618,431	$1,618,431	$44,610	$410,858
Master Large Cap Growth Portfolio	$2,160,177	—		$494,602	[2,3]	$1,665,575	$1,665,575	$29,794	$262,865
Master Total Return Portfolio	$5,971,985	$747,572	[1],[3]	—		$6,719,557	$6,719,557	$262,343	$177,901

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

See Notes to Financial Statements.

30	BLACKROCK FUNDS II	OCTOBER 31, 2014

Schedule of Investments (concluded)	LifePath® Active 2025 Portfolio

•	Financial futures contracts outstanding as of October 31, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation/ (Depreciation)
26	E-Mini S&P 500 Futures	Chicago Mercantile	December 2014	USD	2,614,950	$31,659
16	Euro STOXX 50 Index	Eurex	December 2014	USD	621,638	48,137
11	Nikkei 225 Index	Osaka	December 2014	USD	1,618,037	167,560
(14)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	December 2014	USD	1,672,016	13,360
(9)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December 2014	USD	1,137,234	(8,472)
Total						$252,244

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$20,487,413	$10,003,563	—	$30,490,976

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$247,356	—	—	$247,356
Interest rate contracts	13,360	—	—	13,360
Liabilities:
Interest rate contracts	(8,472)	—	—	(8,472)

Total	$252,244	—	—	$252,244

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of October 31, 2014, cash pledged for financial futures contracts of $262,700 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended October 31, 2014.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2014	31

Schedule of Investments October 31, 2014	LifePath® Active 2030 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 63.0%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	25,039	$763,430
BlackRock Commodity Strategies Fund, Institutional Class (b)	117,924	1,035,377
BlackRock Emerging Markets Fund, Inc., Institutional Class	59,878	1,231,092
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	86,021	894,618
BlackRock Equity Dividend Fund, Institutional Class	29,833	765,823
BlackRock EuroFund, Institutional Class	101,772	1,539,804
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	76,818	910,297
BlackRock International Fund, Institutional Class	70,530	1,060,072
BlackRock International Opportunities Portfolio, Institutional Class	14,516	553,772
BlackRock Pacific Fund, Inc., Institutional Class	34,725	664,298
iShares International Developed Real Estate ETF	18,823	589,348
iShares MSCI Germany ETF	25,903	705,339
iShares Russell 2000 ETF	7,810	910,334
iShares U.S. Energy ETF	11,313	561,351
iShares U.S. Financials ETF	11,254	979,773
iShares U.S. Healthcare ETF	5,599	793,938
iShares U.S. Industrials ETF	6,387	669,166
iShares U.S. Real Estate ETF (c)	4,235	317,540
iShares U.S. Technology ETF	11,452	1,163,867
Master Basic Value LLC	$1,629,272	1,629,272
Master Large Cap Growth Portfolio	$1,684,928	1,684,928

		19,423,439

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 27.4%
BlackRock Global Long/Short Credit Fund, Institutional Class	81,411	$885,752
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	118,666	1,282,785
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	86,941	892,019
Master Total Return Portfolio	$5,395,118	5,395,118

		8,455,674

Short-Term Securities — 9.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (d)	2,736,474	2,736,474
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (d)(e)	$318,592	318,592

		3,055,066
Total Affiliated Investment Companies (Cost — $28,604,494) — 100.3%		30,934,179
Liabilities in Excess of Other Assets — (0.3)%		(93,394)

Net Assets — 100.0%		$30,840,785

See Notes to Financial Statements.

32	BLACKROCK FUNDS II	OCTOBER 31, 2014

Schedule of Investments (continued)	LifePath® Active 2030 Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be affiliates of the Fund during the year ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2014	Value at October 31, 2014	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	64,593	40,025		79,579		25,039	$763,430	—	$622,904
BlackRock Commodity Strategies Fund, Inc., Institutional Class	36,954	80,970		—		117,924	$1,035,377	—	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	59,878		—		59,878	$1,231,092	$2,167	—
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	—	86,021		—		86,021	$894,618	—	—
BlackRock Equity Dividend Fund, Institutional Class	33,330	18,165		21,662		29,833	$765,823	$16,689	$66,886
BlackRock EuroFund, Institutional Class	28,421	77,230		3,879		101,772	$1,539,804	$5,801	$6,390
BlackRock Global Long/Short Credit Fund, Institutional Class	117,425	1,191		37,205		81,411	$885,752	$12,964	$7,965
BlackRock Global Long/Short Equity Fund, Institutional Class	—	76,818		—		76,818	$910,297	—	—
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	32,348	86,318		—		118,666	$1,282,785	$9,119	$5,938
BlackRock International Fund, Institutional Class	73,445	1,390		4,305		70,530	$1,060,072	$20,572	$2,403
BlackRock International Opportunities Portfolio, Institutional Class	15,998	69		1,551		14,516	$553,772	$1,181	$7,281
BlackRock Liquidity Funds, TempFund, Institutional Class	1,152,930	1,583,544	[1]	—		2,736,474	$2,736,474	$610	—
BlackRock Liquidity Series, LLC, Money Market Series	—	$318,592	[1]	—		$318,592	$318,592	$2,763	—
BlackRock Long-Horizon Equity Fund, Institutional Class	95,332	5,316		100,648		—	—	$17,541	$273,111
BlackRock Low Duration Bond Portfolio, BlackRock Class	45,665	780		46,445		—	—	$7,787	$3,197
BlackRock Pacific Fund, Inc., Institutional Class	33,602	4,684		3,561		34,725	$664,298	$11,225	$69,840
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	124,784	3,022		40,865		86,941	$892,019	$28,548	$12,929
iShares International Developed Real Estate ETF	18,823	—		—		18,823	$589,348	$65,688	—
iShares MSCI Germany ETF	17,218	8,685		—		25,903	$705,339	$16,350	—
iShares MSCI Japan ETF	63,189	127,272		190,461		—	—	$11,618	$(89,811)
iShares MSCI Mexico Capped ETF	5,986	—		5,986		—	—	—	$(33,204)
iShares Russell 2000 ETF	2,282	5,528		—		7,810	$910,334	$5,113	—
iShares U.S. Energy ETF	—	11,313		—		11,313	$561,351	$2,924	—
iShares U.S. Financials ETF	14,968	—		3,714		11,254	$979,773	$18,368	$76,569
iShares U.S. Healthcare ETF	—	6,650		1,051		5,599	$793,938	$6,828	$2,985
iShares U.S. Industrials ETF	—	6,387		—		6,387	$669,166	$1,669	—
iShares U.S. Real Estate ETF	—	4,235		—		4,235	$317,540	$2,668	—
iShares U.S. Technology ETF	11,734	—		282		11,452	$1,163,867	$12,562	$5,933
Master Basic Value LLC	$2,797,098	—		$1,167,826	[2,3]	$1,629,272	$1,629,272	$51,093	$461,967
Master Large Cap Growth Portfolio	$2,206,248	—		$521,320	[2,3]	$1,684,928	$1,684,928	$32,433	$278,147
Master Total Return Portfolio	$4,120,728	$1,274,390	[1,3]	—		$5,395,118	$5,395,118	$186,468	$131,780

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2014	33

Schedule of Investments (concluded)	LifePath® Active 2030 Portfolio

•	Financial futures contracts outstanding as of October 31, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation/ (Depreciation)
25	E-Mini S&P 500 Futures	Chicago Mercantile	December 2014	USD	2,514,375	$30,441
16	Euro STOXX 50 Index	Eurex	December 2014	USD	621,638	48,238
11	Nikkei 225 Index	Osaka	December 2014	USD	1,618,037	168,273
(14)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	December 2014	USD	1,672,016	13,360
(15)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December 2014	USD	1,895,391	(13,807)
Total						$246,505

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$21,906,269	$9,027,910	—	$30,934,179

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$246,952	—	—	$246,952
Interest rate contracts	13,360	—	—	13,360
Liabilities:
Interest rate contracts	(13,807)	—	—	(13,807)

Total	$246,505	—	—	$246,505

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of October 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$265,930	—	—	$265,930
Liabilities:
Collateral on securities loaned at value	—	$(318,592)	—	(318,592)

Total	$265,930	$(318,592)	—	$(52,662)

There were no transfers between levels during the year ended October 31, 2014.

See Notes to Financial Statements.

34	BLACKROCK FUNDS II	OCTOBER 31, 2014

Schedule of Investments October 31, 2014	LifePath® Active 2035 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 63.2%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	15,157	$462,147
BlackRock Commodity Strategies Fund, Institutional Class (b)	78,218	686,753
BlackRock Emerging Markets Fund, Inc., Institutional Class	44,212	909,006
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	46,415	482,716
BlackRock Equity Dividend Fund, Institutional Class	18,109	464,870
BlackRock EuroFund, Institutional Class	98,369	1,488,320
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	41,449	491,171
BlackRock International Fund, Institutional Class	49,409	742,619
BlackRock International Opportunities Portfolio, Institutional Class	10,550	402,483
BlackRock Pacific Fund, Inc., Institutional Class	17,420	333,249
iShares International Developed Real Estate ETF	15,323	479,763
iShares MSCI Germany ETF	10,960	298,441
iShares Russell 2000 ETF	4,520	526,851
iShares U.S. Energy ETF	8,291	411,399
iShares U.S. Financials ETF	8,250	718,245
iShares U.S. Healthcare ETF	4,101	581,522
iShares U.S. Industrials ETF	4,693	491,686
iShares U.S. Real Estate ETF (c)	5,631	422,212
iShares U.S. Technology ETF	8,399	853,590
Master Basic Value LLC	$985,312	985,312
Master Large Cap Growth Portfolio	$1,024,068	1,024,068

		13,256,423

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 21.5%
BlackRock Global Long/Short Credit Fund, Institutional Class	43,874	$477,349
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	57,301	619,420
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	46,855	480,730
Master Total Return Portfolio	$2,918,224	2,918,224

		4,495,723

Short-Term Securities — 15.8%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (d)	2,888,772	2,888,772
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (d)(e)	$423,624	423,624

		3,312,396
Total Affiliated Investment Companies (Cost — $19,897,777) — 100.5%		21,064,542
Liabilities in Excess of Other Assets — (0.5)%		(97,857)

Net Assets — 100.0%		$20,966,685

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2014	35

Schedule of Investments (continued)	LifePath® Active 2035 Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be affiliates of the Fund during the year ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2014	Value at October 31, 2014	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	31,944	43,767		60,554		15,157	$462,147	—	$271,307
BlackRock Commodity Strategies Fund, Inc., Institutional Class	18,701	59,517		—		78,218	$686,753	—	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	44,212		—		44,212	$909,006	$1,086	—
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	—	46,415		—		46,415	$482,716	—	—
BlackRock Equity Dividend Fund, Institutional Class	21,082	28,980		31,953		18,109	$464,870	$12,391	$28,705
BlackRock EuroFund, Institutional Class	9,252	91,230		2,113		98,369	$1,488,320	$1,889	$3,518
BlackRock Global Long/Short Credit Fund, Institutional Class	63,758	647		20,531		43,874	$477,349	$7,039	$4,397
BlackRock Global Long/Short Equity Fund, Institutional Class	—	41,449		—		41,449	$491,171	—	—
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	10,109	47,192		—		57,301	$619,420	$3,256	$1,856
BlackRock International Fund, Institutional Class	50,793	961		2,345		49,409	$742,619	$14,227	$1,277
BlackRock International Opportunities Portfolio, Institutional Class	11,347	49		846		10,550	$402,483	$838	$4,210
BlackRock Liquidity Funds, TempFund, Institutional Class	561,774	2,326,998	[1]	—		2,888,772	$2,888,772	$457	—
BlackRock Liquidity Series, LLC, Money Market Series	—	$423,624	[1]	—		$423,624	$423,624	$1,521	—
BlackRock Long-Horizon Equity Fund, Institutional Class	56,548	3,878		60,426		—	—	$10,405	$307,186
BlackRock Low Duration Bond Portfolio, BlackRock Class	36,140	617		36,757		—	—	$6,163	$2,530
BlackRock Pacific Fund, Inc., Institutional Class	16,994	2,366		1,940		17,420	$333,249	$5,661	$19,941
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	67,355	1,631		22,131		46,855	$480,730	$15,406	$22,121
iShares International Developed Real Estate ETF	15,323	—		—		15,323	$479,763	$53,475	—
iShares MSCI Germany ETF	8,594	2,366		—		10,960	$298,441	$6,918	—
iShares MSCI Japan ETF	22,635	99,142		121,777		—	—	$7,124	$(81,300)
iShares MSCI Mexico Capped ETF	2,995	—		2,995		—	—	—	$(16,222)
iShares Russell 2000 ETF	3,568	952		—		4,520	$526,851	$5,652	—
iShares U.S. Energy ETF	—	8,291		—		8,291	$411,399	$2,143	—
iShares U.S. Financials ETF	6,655	1,595		—		8,250	$718,245	$9,355	—
iShares U.S. Healthcare ETF	—	4,101		—		4,101	$581,522	$3,616	—
iShares U.S. Industrials ETF	—	4,693		—		4,693	$491,686	$1,226	—
iShares U.S. Real Estate ETF	—	5,631		—		5,631	$422,212	$3,547	—
iShares U.S. Technology ETF	5,934	2,465		—		8,399	$853,590	$7,080	—
Master Basic Value LLC	$1,932,226	—		$946,914	[2,3]	$985,312	$985,312	$40,690	$374,708
Master Large Cap Growth Portfolio	$1,408,636	—		$384,568	[2,3]	$1,024,068	$1,024,068	$21,289	$193,572
Master Total Return Portfolio	$1,293,056	$1,625,168	[1,3]	—		$2,918,224	$2,918,224	$69,543	$53,422

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

36	BLACKROCK FUNDS II	OCTOBER 31, 2014

Schedule of Investments (concluded)	LifePath® Active 2035 Portfolio

•	Financial futures contracts outstanding as of October 31, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation/ (Depreciation)
25	E-Mini S&P 500 Futures	Chicago Mercantile	December 2014	USD	2,514,375	$30,441
11	Euro STOXX 50 Index	Eurex	December 2014	USD	427,376	33,057
8	Nikkei 225 Index	Osaka	December 2014	USD	1,176,754	121,967
(10)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	December 2014	USD	1,194,297	9,543
(14)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December 2014	USD	1,769,031	(12,543)
Total						$182,465

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$15,713,314	$5,351,228	—	$21,064,542

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$185,465	—	—	$185,465
Interest rate contracts	9,543	—	—	9,543
Liabilities:
Interest rate contracts	(12,543)	—	—	(12,543)

Total	$182,465	—	—	$182,465

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of October 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$226,000	—	—	$226,000
Liabilities:
Collateral on securities loaned at value	—	$(423,624)	—	(423,624)

Total	$226,000	$(423,624)	—	$(197,624)

There were no transfers between levels during the year ended October 31, 2014.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2014	37

Schedule of Investments October 31, 2014	LifePath® Active 2040 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 69.9%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	17,559	$535,377
BlackRock Commodity Strategies Fund, Institutional Class (b)	80,293	704,970
BlackRock Emerging Markets Fund, Inc., Institutional Class	49,714	1,022,110
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	38,108	396,323
BlackRock Equity Dividend Fund, Institutional Class	21,003	539,149
BlackRock EuroFund, Institutional Class	105,028	1,589,075
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	34,031	403,266
BlackRock International Fund, Institutional Class	67,909	1,020,678
BlackRock International Opportunities Portfolio, Institutional Class	13,501	515,045
BlackRock Pacific Fund, Inc., Institutional Class	29,236	559,292
iShares International Developed Real Estate ETF	24,486	766,657
iShares MSCI Germany ETF	8,292	225,791
iShares Russell 2000 ETF	4,018	468,338
iShares U.S. Energy ETF	9,254	459,184
iShares U.S. Financials ETF	9,208	801,649
iShares U.S. Healthcare ETF	4,579	649,302
iShares U.S. Industrials ETF	5,229	547,842
iShares U.S. Real Estate ETF	5,797	434,659
iShares U.S. Technology ETF	9,372	952,476
Master Basic Value LLC	$1,129,088	1,129,088
Master Large Cap Growth Portfolio	$1,175,087	1,175,087

		14,895,358

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 16.7%
BlackRock Global Long/Short Credit Fund, Institutional Class	35,982	$391,490
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	36,241	391,762
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	38,499	395,003
Master Total Return Portfolio	$2,389,318	2,389,318

		3,567,573

Short-Term Securities — 11.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (c)	2,547,320	2,547,320
Total Affiliated Investment Companies
(Cost — $19,430,349) — 98.5%		21,010,251
Other Assets Less Liabilities — 1.5%		310,554

Net Assets — 100.0%		$21,320,805

See Notes to Financial Statements.

38	BLACKROCK FUNDS II	OCTOBER 31, 2014

Schedule of Investments (continued)	LifePath® Active 2040 Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be affiliates of the Fund during the year ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2014	Value at October 31, 2014	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	55,752	27,706		65,899		17,559	$535,377	—	$533,439
BlackRock Commodity Strategies Fund, Inc., Institutional Class	23,565	56,728		—		80,293	$704,970	—	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	49,714		—		49,714	$1,022,110	$1,058	—
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	—	38,108		—		38,108	$396,323	—	—
BlackRock Equity Dividend Fund, Institutional Class	32,984	14,312		26,293		21,003	$539,149	$11,536	$111,296
BlackRock EuroFund, Institutional Class	20,279	87,373		2,624		105,028	$1,589,075	$4,139	$4,316
BlackRock Global Long/Short Credit Fund, Institutional Class	82,082	832		46,932		35,982	$391,490	$9,062	$10,171
BlackRock Global Long/Short Equity Fund, Institutional Class	—	34,031		—		34,031	$403,266	—	—
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	8,739	27,502		—		36,241	$391,762	$2,548	$1,604
BlackRock International Fund, Institutional Class	69,505	1,315		2,911		67,909	$1,020,678	$19,469	$2,140
BlackRock International Opportunities Portfolio, Institutional Class	14,488	62		1,049		13,501	$515,045	$1,070	$6,505
BlackRock Liquidity Funds, TempFund, Institutional Class	741,218	1,806,102	[1]	—		2,547,320	$2,547,320	$392	—
BlackRock Liquidity Series, LLC, Money Market Series	—	—	[1]	—		—	—	$1,998	—
BlackRock Long-Horizon Equity Fund, Institutional Class	79,968	2,963		82,931		—	—	$14,715	$417,705
BlackRock Low Duration Bond Portfolio, BlackRock Class	22,166	379		22,545		—	—	$3,780	$1,552
BlackRock Pacific Fund, Inc., Institutional Class	27,765	3,879		2,408		29,236	$559,292	$9,336	$57,704
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	86,667	1,991		50,159		38,499	$395,003	$18,719	$14,859
iShares International Developed Real Estate ETF	21,431	3,055		—		24,486	$766,657	$76,807	—
iShares MSCI Germany ETF	8,292	—		—		8,292	$225,791	$5,234	—
iShares MSCI Japan ETF	36,332	94,438		130,770		—	—	$6,667	$(74,121)
iShares MSCI Mexico Capped ETF	2,919	—		2,919		—	—	—	$(16,491)
iShares Russell 2000 ETF	4,725	—		707		4,018	$468,338	$6,885	$5,002
iShares U.S. Energy ETF	—	9,254		—		9,254	$459,184	$2,392	—
iShares U.S. Financials ETF	9,394	—		186		9,208	$801,649	$11,857	$3,835
iShares U.S. Healthcare ETF	—	4,579		—		4,579	$649,302	$4,882	—
iShares U.S. Industrials ETF	—	5,229		—		5,229	$547,842	$1,366	—
iShares U.S. Real Estate ETF	—	5,797		—		5,797	$434,659	$3,652	—
iShares U.S. Technology ETF	5,670	3,702		—		9,372	$952,476	$7,142	—
Master Basic Value LLC	$2,665,379	—		$1,536,291	[2,3]	$1,129,088	$1,129,088	$47,994	$439,313
Master Large Cap Growth Portfolio	$1,814,167	—		$639,080	[2,3]	$1,175,087	$1,175,087	$26,738	$228,026
Master Total Return Portfolio	$972,198	$1,417,120	[1,3]	—		$2,389,318	$2,389,318	$53,986	$42,212

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2014	39

Schedule of Investments (concluded)	LifePath® Active 2040 Portfolio

•	Financial futures contracts outstanding as of October 31, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation/ (Depreciation)
26	E-Mini S&P 500 Futures	Chicago Mercantile	December 2014	USD	2,614,950	$31,659
11	Euro STOXX 50 Index	Eurex	December 2014	USD	427,376	33,057
8	Nikkei 225 Index	Osaka	December 2014	USD	1,176,754	122,146
(10)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	December 2014	USD	1,194,297	9,543
(16)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December 2014	USD	2,021,750	(14,978)
Total						$181,427

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$16,316,758	$4,693,493	—	$21,010,251

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$186,862	—	—	$186,862
Interest rate contracts	9,543	—	—	9,543
Liabilities:
Interest rate contracts	(14,978)	—	—	(14,978)

Total	$181,427	—	—	$181,427

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of October 31, 2014, cash pledged for financial futures contracts of $233,000 is categorized as Level 1 within the disclosure hierarchy.
There were no transfers between levels during the year ended October 31, 2014.

See Notes to Financial Statements.

40	BLACKROCK FUNDS II	OCTOBER 31, 2014

Schedule of Investments October 31, 2014	LifePath® Active 2045 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 71.3%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	11,981	$365,310
BlackRock Commodity Strategies Fund, Institutional Class (b)	50,220	440,931
BlackRock Emerging Markets Fund, Inc., Institutional Class	33,555	689,884
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	19,211	199,794
BlackRock Equity Dividend Fund, Institutional Class	14,382	369,177
BlackRock EuroFund, Institutional Class	77,627	1,174,498
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	17,155	203,290
BlackRock International Fund, Institutional Class	42,651	641,046
BlackRock International Opportunities Portfolio, Institutional Class	8,793	335,439
BlackRock Pacific Fund, Inc., Institutional Class	12,464	238,437
iShares International Developed Real Estate ETF	16,705	523,034
iShares MSCI Germany ETF	4,079	111,071
iShares Russell 2000 ETF	2,156	251,303
iShares U.S. Energy ETF	6,227	308,984
iShares U.S. Financials ETF	6,187	538,640
iShares U.S. Healthcare ETF	3,074	435,893
iShares U.S. Industrials ETF	3,514	368,162
iShares U.S. Real Estate ETF (c)	3,634	272,477
iShares U.S. Technology ETF	6,288	639,049
Master Basic Value LLC	$773,490	773,490
Master Large Cap Growth Portfolio	$802,104	802,104

		9,682,013

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 11.8%
BlackRock Global Long/Short Credit Fund, Institutional Class	18,153	$197,508
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	19,413	199,178
Master Total Return Portfolio	$1,204,456	1,204,456

		1,601,142

Short-Term Securities — 17.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (d)	2,072,299	2,072,299
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (d)(e)	$273,372	273,372

		2,345,671
Total Affiliated Investment Companies (Cost — $12,776,421) — 100.3%		13,628,826
Liabilities in Excess of Other Assets — (0.3)%		(45,136)

Net Assets — 100.0%		$13,583,690

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2014	41

Schedule of Investments (continued)	LifePath® Active 2045 Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be affiliates of the Fund during the year ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2014	Value at October 31, 2014	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	26,220	37,628		51,867		11,981	$365,310	—	$209,288
BlackRock Commodity Strategies Fund, Inc., Institutional Class	12,109	38,111		—		50,220	$440,931	—	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	33,555		—		33,555	$689,884	$523	—
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	—	19,211		—		19,211	$199,794	—	—
BlackRock Equity Dividend Fund, Institutional Class	15,404	28,524		29,546		14,382	$369,177	$10,014	$8,556
BlackRock EuroFund, Institutional Class	4,085	74,815		1,273		77,627	$1,174,498	$834	$2,126
BlackRock Global Long/Short Credit Fund, Institutional Class	32,590	331		14,768		18,153	$197,508	$3,599	$3,188
BlackRock Global Long/Short Equity Fund, Institutional Class	—	17,155		—		17,155	$203,290	—	—
BlackRock International Fund, Institutional Class	43,244	818		1,411		42,651	$641,046	$12,113	$1,121
BlackRock International Opportunities Portfolio, Institutional Class	9,261	40		508		8,793	$335,439	$684	$3,346
BlackRock Liquidity Funds, TempFund, Institutional Class	263,040	1,809,259	[1]	—		2,072,299	$2,072,299	$247	—
BlackRock Liquidity Series, LLC, Money Market Series	—	$273,372	[1]	—		$273,372	$273,372	$893	—
BlackRock Long-Horizon Equity Fund, Institutional Class	42,642	2,104		44,746		—	—	$7,847	$202,428
BlackRock Low Duration Bond Portfolio, BlackRock Class	11,171	191		11,362		—	—	$1,905	$782
BlackRock Pacific Fund, Inc., Institutional Class	11,962	1,669		1,167		12,464	$238,437	$4,008	$24,562
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	43,000	989		24,576		19,413	$199,178	$9,303	$7,288
iShares International Developed Real Estate ETF	13,721	2,984		—		16,705	$523,034	$49,853	—
iShares MSCI Germany ETF	4,079	—		—		4,079	$111,071	$2,575	—
iShares MSCI Japan ETF	17,738	63,137		80,875		—	—	$4,318	$(55,221)
iShares MSCI Mexico Capped ETF	1,436	—		1,436		—	—	—	$(8,112)
iShares Russell 2000 ETF	2,302	—		146		2,156	$251,303	$3,414	$1,033
iShares U.S. Energy ETF	—	6,227		—		6,227	$308,984	$1,610	—
iShares U.S. Financials ETF	4,189	1,998		—		6,187	$538,640	$5,818	—
iShares U.S. Healthcare ETF	—	3,074		—		3,074	$435,893	$2,418	—
iShares U.S. Industrial ETF	—	3,514		—		3,514	$368,162	$918	—
iShares U.S. Real Estate ETF	—	3,634		—		3,634	$272,477	$2,289	—
iShares U.S. Technology ETF	2,882	3,406		—		6,288	$639,049	$4,056	—
Master Basic Value LLC	$1,454,878	—		$681,388	[2,3]	$773,490	$773,490	$25,853	$236,724
Master Large Cap Growth Portfolio	$1,125,187	—		$323,083	[2,3]	$802,104	$802,104	$15,622	$138,932
Master Total Return Portfolio	$174,614	$1,029,842	[1,3]	—		$1,204,456	$1,204,456	$16,447	$15,578

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

42	BLACKROCK FUNDS II	OCTOBER 31, 2014

Schedule of Investments (concluded)	LifePath® Active 2045 Portfolio

•	Financial futures contracts outstanding as of October 31, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation/ (Depreciation)
19	E-Mini S&P 500 Futures	Chicago Mercantile	December 2014	USD	1,910,925	$23,135
7	Euro STOXX 50 Index	Eurex	December 2014	USD	271,966	21,123
5	Nikkei 225 Index	Osaka	December 2014	USD	735,471	76,909
(6)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	December 2014	USD	716,578	5,726
(12)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December 2014	USD	1,516,313	(11,233)
Total						$115,660

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$10,575,404	$3,053,422	—	$13,628,826

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$121,167	—	—	$121,167
Interest rate contracts	5,726	—	—	5,726
Liabilities:
Interest rate contracts	(11,233)	—	—	(11,233)

Total	$115,660	—	—	$115,660

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of October 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$161,000	—	—	$161,000
Liabilities:
Collateral on securities loaned at value	—	$(273,372)	—	(273,372)

Total	$161,000	$(273,372)	—	$(112,372)

There were no transfers between levels during the year ended October 31, 2014.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2014	43

Schedule of Investments October 31, 2014	LifePath® Active 2050 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 72.6%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	12,105	$369,090
BlackRock Commodity Strategies Fund, Institutional Class (b)	46,269	406,240
BlackRock Emerging Markets Fund, Inc., Institutional Class	33,053	679,569
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	11,644	121,098
BlackRock Equity Dividend Fund, Institutional Class	14,441	370,700
BlackRock EuroFund, Institutional Class	73,424	1,110,911
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	10,399	123,226
BlackRock International Fund, Institutional Class	31,873	479,044
BlackRock International Opportunities Portfolio, Institutional Class	7,983	304,534
BlackRock Pacific Fund, Inc., Institutional Class	10,980	210,039
iShares International Developed Real Estate ETF	18,833	589,661
iShares MSCI Germany ETF	3,352	91,275
iShares Russell 2000 ETF	1,695	197,569
iShares U.S. Energy ETF	6,086	301,987
iShares U.S. Financials ETF	6,054	527,061
iShares U.S. Healthcare ETF	3,010	426,818
iShares U.S. Industrials ETF	3,443	360,723
iShares U.S. Real Estate ETF (c)	3,348	251,033
iShares U.S. Technology ETF	6,150	625,025
Master Basic Value LLC	$755,914	755,914
Master Large Cap Growth Portfolio	$775,439	775,439

		9,076,956

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 7.7%
BlackRock Global Long/Short Credit Fund, Institutional Class	10,995	$119,620
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	11,739	120,447
Master Total Return Portfolio	$724,622	724,622

		964,689

Short-Term Securities — 19.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (d)	2,239,857	2,239,857
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (d)(e)	$251,864	251,864

		2,491,721
Total Affiliated Investment Companies (Cost — $11,858,153) — 100.2%		12,533,366
Liabilities in Excess of Other Assets — (0.2)%		(26,620)

Net Assets — 100.0%		$12,506,746

See Notes to Financial Statements.

44	BLACKROCK FUNDS II	OCTOBER 31, 2014

Schedule of Investments (continued)	LifePath® Active 2050 Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be affiliates of the Fund during the year ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2014	Value at October 31, 2014	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	24,919	30,499		43,313		12,105	$369,090	—	$178,147
BlackRock Commodity Strategies Fund, Inc., Institutional Class	10,389	35,880		—		46,269	$406,240	—	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	33,053		—		33,053	$679,569	$429	—
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	—	11,644		—		11,644	$121,098	—	—
BlackRock Equity Dividend Fund, Institutional Class	15,321	23,864		24,744		14,441	$370,700	$9,536	$19,767
BlackRock EuroFund, Institutional Class	7,562	66,994		1,132		73,424	$1,110,911	$1,544	$1,528
BlackRock Global Long/Short Credit Fund, Institutional Class	12,966	131		2,102		10,995	$119,620	$1,431	$438
BlackRock Global Long/Short Equity Fund, Institutional Class	—	10,399		—		10,399	$123,226	—	—
BlackRock International Fund, Institutional Class	32,513	615		1,255		31,873	$479,044	$9,107	$349
BlackRock International Opportunities Portfolio, Institutional Class	8,400	36		453		7,983	$304,534	$620	$2,264
BlackRock Liquidity Funds, TempFund, Institutional Class	205,235	2,034,622	[1]	—		2,239,857	$2,239,857	$257	—
BlackRock Liquidity Series, LLC, Money Market Series	—	$251,864	[1]	—		$251,864	$251,864	$1,105	—
BlackRock Long-Horizon Equity Fund, Institutional Class	35,426	5,338		40,764		—	—	$6,519	$177,274
BlackRock Low Duration Bond Portfolio, BlackRock Class	6,086	104		6,190		—	—	$1,038	$426
BlackRock Pacific Fund, Inc., Institutional Class	10,547	1,471		1,038		10,980	$210,039	$3,533	$21,545
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	17,099	413		5,773		11,739	$120,447	$3,903	$1,819
iShares International Developed Real Estate ETF	12,026	6,807		—		18,833	$589,661	$46,460	—
iShares MSCI Germany ETF	3,352	—		—		3,352	$91,275	$2,116	—
iShares MSCI Japan ETF	11,374	61,397		72,771		—	—	$4,886	$(54,790)
iShares MSCI Mexico Capped ETF	1,180	—		1,180		—	—	—	$(6,666)
iShares Russell 2000 ETF	1,810	—		115		1,695	$197,569	$2,684	$814
iShares U.S. Energy ETF	—	6,086		—		6,086	$301,987	$1,573	—
iShares U.S. Financials ETF	3,087	2,967		—		6,054	$527,061	$4,904	—
iShares U.S. Healthcare ETF	—	3,010		—		3,010	$426,818	$2,504	—
iShares U.S. Industrials ETF	—	3,443		—		3,443	$360,723	$900	—
iShares U.S. Real Estate ETF	—	3,348		—		3,348	$251,033	$2,109	—
iShares U.S. Technology ETF	2,357	3,793		—		6,150	$625,025	$3,597	—
Master Basic Value LLC	$1,316,516	—		$560,602	[2,3]	$755,914	$755,914	$27,563	$255,699
Master Large Cap Growth Portfolio	$895,203	—		$119,764	[2,3]	$775,439	$775,439	$16,028	$145,671
Master Total Return Portfolio	$70,396	$654,226	[1,3]	—		$724,622	$724,622	$8,712	$8,743

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2014	45

Schedule of Investments (concluded)	LifePath® Active 2050 Portfolio

•	Financial futures contracts outstanding as of October 31, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation/ (Depreciation)
19	E-Mini S&P 500 Futures	Chicago Mercantile	December 2014	USD	1,910,925	$23,135
6	Euro STOXX 50 Index	Eurex	December 2014	USD	233,114	18,127
5	Nikkei 225 Index	Osaka	December 2014	USD	735,471	76,820
(6)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	December 2014	USD	716,578	5,726
(12)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December 2014	USD	1,516,313	(11,421)
Total						$112,387

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$10,025,527	$2,507,839	—	$12,533,366

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Equity contracts	$118,082	—	—	$118,082
Interest rate contracts	5,726	—	—	5,726
Liabilities:
Interest rate contracts	(11,421)	—	—	(11,421)

Total	$112,387	—	—	$112,387

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of October 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$158,000	—	—	$158,000
Liabilities:
Collateral on securities loaned at value	—	$(251,864)	—	(251,864)

Total	$158,000	$(251,864)	—	$(93,864)

There were no transfers between levels during the year ended October 31, 2014.

See Notes to Financial Statements.

46	BLACKROCK FUNDS II	OCTOBER 31, 2014

Schedule of Investments October 31, 2014	LifePath® Active 2055 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 78.7%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	2,717	$82,847
BlackRock Commodity Strategies Fund, Institutional Class (b)	10,078	88,487
BlackRock Emerging Markets Fund, Inc., Institutional Class	7,419	152,536
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	1,233	12,823
BlackRock Equity Dividend Fund, Institutional Class	3,243	83,250
BlackRock EuroFund, Institutional Class	10,947	165,635
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	1,101	13,045
BlackRock International Fund, Institutional Class	8,554	128,569
BlackRock International Opportunities Portfolio, Institutional Class	2,849	108,693
BlackRock Pacific Fund, Inc., Institutional Class	3,650	69,820
iShares International Developed Real Estate ETF	6,244	195,500
iShares MSCI Germany ETF	1,233	33,575
iShares Russell 2000 ETF	345	40,213
iShares U.S. Energy ETF	1,345	66,739
iShares U.S. Financials ETF	1,335	116,225
iShares U.S. Healthcare ETF	665	94,297
iShares U.S. Industrials ETF	760	79,625
iShares U.S. Real Estate ETF (c)	355	26,618
iShares U.S. Technology ETF	1,360	138,217
Master Basic Value LLC	$172,165	172,165
Master Large Cap Growth Portfolio	$178,388	178,388

		2,047,267

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 0.9%
BlackRock Global Long/Short Credit Fund, Institutional Class	1,163	$12,654
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	996	10,215

		22,869

Short-Term Securities — 19.8%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (d)	492,631	492,631
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (d)(e)	$24,548	24,548

		517,179
Total Affiliated Investment Companies (Cost — $2,442,265) — 99.4%		2,587,315
Other Assets Less Liabilities — 0.6%		14,765

Net Assets — 100.0%		$2,602,080

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2014	47

Schedule of Investments (continued)	LifePath® Active 2055 Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be affiliates of the Fund during the year ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2014	Value at October 31, 2014	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	9,443	3,615		10,341		2,717	$82,847	—	$60,524
BlackRock Commodity Strategies Fund, Inc., Institutional Class	4,316	5,762		—		10,078	$88,487	—	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	7,419		—		7,419	$152,536	$158	—
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	—	1,233		—		1,233	$12,823	—	—
BlackRock Equity Dividend Fund, Institutional Class	7,129	1,113		4,999		3,243	$83,250	$2,809	$14,367
BlackRock EuroFund, Institutional Class	2,946	8,344		343		10,947	$165,635	$601	$563
BlackRock Global Long/Short Credit Fund, Institutional Class	2,156	22		1,015		1,163	$12,654	$238	$219
BlackRock Global Long/Short Equity Fund, Institutional Class	—	1,101		—		1,101	$13,045	—	—
BlackRock International Fund, Institutional Class	8,769	166		381		8,554	$128,569	$2,456	$371
BlackRock International Opportunities Portfolio, Institutional Class	2,973	13		137		2,849	$108,693	$220	$943
BlackRock Liquidity Funds, TempFund, Institutional Class	66,126	426,505	[1]	—		492,631	$492,631	$42	—
BlackRock Liquidity Series, LLC, Money Market Series	—	$24,548	[1]	—		$24,548	$24,548	$80	—
BlackRock Long-Horizon Equity Fund, Institutional Class	12,565	466		13,031		—	—	$2,312	$29,221
BlackRock Low Duration Bond Portfolio, BlackRock Class	2,200	38		2,238		—	—	$375	$154
BlackRock Pacific Fund Inc., Institutional Class	3,479	486		315		3,650	$69,820	$1,168	$7,200
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	2,274	52		1,330		996	$10,215	$490	$394
iShares International Developed Real Estate ETF	4,676	1,568		—		6,244	$195,500	$17,353	—
iShares MSCI Germany ETF	1,233	—		—		1,233	$33,575	$779	—
iShares MSCI Japan ETF	4,759	10,620		15,379		—	—	$532	$(10,387)
iShares MSCI Mexico Capped ETF	434	—		434		—	—	—	$(2,452)
iShares Russell 2000 ETF	215	130		—		345	$40,213	$363	—
iShares U.S. Energy ETF	—	1,345		—		1,345	$66,739	$348	—
iShares U.S. Financials ETF	1,065	270		—		1,335	$116,225	$1,507	—
iShares U.S. Healthcare ETF	—	665		—		665	$94,297	$629	—
iShares U.S. Industrials ETF	—	760		—		760	$79,625	$199	—
iShares U.S. Real Estate ETF	—	355		—		355	$26,618	$224	—
iShares U.S. Technology ETF	843	517		—		1,360	$138,217	$1,053	—
Master Basic Value LLC	$396,858	—		$224,693	[2,3]	$172,165	$172,165	$6,932	$63,071
Master Large Cap Growth Portfolio	$309,744	—		$131,356	[2,3]	$178,388	$178,388	$4,307	$36,559

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

48	BLACKROCK FUNDS II	OCTOBER 31, 2014

Schedule of Investments (concluded)	LifePath® Active 2055 Portfolio

•	Financial futures contracts outstanding as of October 31, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation
4	E-Mini S&P 500 Futures	Chicago Mercantile	December 2014	USD	402,300	$4,871
1	Euro STOXX 50 Index	Eurex	December 2014	USD	38,852	3,021
1	Nikkei 225 Index	Osaka	December 2014	USD	147,094	15,703
Total						$23,595

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$2,212,214	$375,101	—	$2,587,315

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$23,595	—	—	$23,595

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of October 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$28,000	—	—	$28,000
Liabilities:
Collateral on securities loaned at value	—	$(24,548)	—	(24,548)

Total	$28,000	$(24,548)	—	$3,452

There were no transfers between levels during the year ended October 31, 2014.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2014	49

Statements of Assets and Liabilities

October 31, 2014	LifePath® Active 2015 Portfolio	LifePath® Active 2020 Portfolio	LifePath® Active 2025 Portfolio	LifePath® Active 2030 Portfolio	LifePath® Active 2035 Portfolio	LifePath® Active 2040 Portfolio	LifePath® Active 2045 Portfolio	LifePath® Active 2050 Portfolio	LifePath® Active 2055 Portfolio

Assets
Investments at value — affiliated[1,2]	$23,951,176	$32,973,905	$30,490,976	$30,934,179	$21,064,542	$21,010,251	$13,628,826	$12,533,366	$2,587,315
Cash pledged for financial futures contracts	102,000	226,000	262,700	265,930	226,000	233,000	161,000	158,000	28,000
Variation margin receivable on financial futures contracts	56,904	121,719	130,653	131,109	103,412	105,104	69,483	68,515	12,897
Receivable from Manager	14,087	15,743	16,865	14,457	15,484	14,299	16,174	18,726	16,740
Capital shares sold receivable	123,940	14,724	15,101	13,383	21,225	14,284	7,761	8,274	293
Dividends receivable — affiliated	14	14	35	49	56	53	43	45	11
Securities lending income receivable — affiliated	405	465	385	375	253	291	131	122	17
Prepaid expenses	23,632	22,103	22,109	22,253	22,027	21,870	22,004	21,877	17,708

Total assets	24,272,158	33,374,673	30,938,824	31,381,735	21,452,999	21,399,152	13,905,422	12,808,925	2,662,981

Liabilities
Collateral on securities loaned at value	—	—	—	318,592	423,624	—	273,372	251,864	24,548
Variation margin payable on financial futures contracts	797	—	—	—	—	—	—	—	—
Capital shares redeemed payable	641	39,668	27	161,969	11,863	25,265	29	1,164	—
Professional fees payable	24,222	23,038	23,813	23,342	22,149	22,419	22,424	22,599	22,134
Transfer agent fees payable	6,893	7,776	7,428	6,876	5,084	7,066	4,645	5,749	552
Service and distribution fees payable	6,209	8,724	8,895	8,105	5,675	5,670	3,913	3,492	55
Printing fees payable	3,878	4,297	4,290	4,095	2,996	3,439	2,633	2,372	2,009
Custodian fees payable	3,827	3,931	5,182	4,088	3,921	3,896	3,901	4,104	4,070
Pricing fees payable	3,638	3,638	3,639	3,638	3,637	3,637	3,636	3,635	3,629
Officers’ and Trustees’ fees payable	—	3,675	3,663	3,662	696	676	767	779	862
Other affiliates payable	310	59	128	99	47	109	87	51	19
Other accrued expenses payable	4,550	6,749	6,331	6,484	6,622	6,170	6,325	6,370	3,023

Total liabilities	54,965	101,555	63,396	540,950	486,314	78,347	321,732	302,179	60,901

Net Assets	$24,217,193	$33,273,118	$30,875,428	$30,840,785	$20,966,685	$21,320,805	$13,583,690	$12,506,746	$2,602,080

Net Assets Consist of
Paid-in capital	$21,321,820	$29,237,841	$26,349,224	$25,977,966	$18,191,847	$17,536,228	$11,660,622	$10,787,312	$2,167,167
Undistributed net investment income	408,814	377,849	364,183	250,942	113,345	127,151	61,230	41,137	13,066
Undistributed net realized gain	1,290,528	1,483,942	2,055,411	2,035,687	1,312,263	1,896,097	893,773	890,697	253,202
Net unrealized appreciation/depreciation	1,196,031	2,173,486	2,106,610	2,576,190	1,349,230	1,761,329	968,065	787,600	168,645

Net Assets	$24,217,193	$33,273,118	$30,875,428	$30,840,785	$20,966,685	$21,320,805	$13,583,690	$12,506,746	$2,602,080

[1] Investments at cost — affiliated	$22,891,280	$31,052,958	$28,636,610	$28,604,494	$19,897,777	$19,430,349	$12,776,421	$11,858,153	$2,442,265
[2] Securities loaned at value	—	—	—	$314,316	$417,939	—	$269,703	$248,484	$24,219

See Notes to Financial Statements.

50	BLACKROCK FUNDS II	OCTOBER 31, 2014

Statements of Assets and Liabilities (concluded)

October 31, 2014	LifePath® Active 2015 Portfolio	LifePath® Active 2020 Portfolio	LifePath® Active 2025 Portfolio	LifePath® Active 2030 Portfolio	LifePath® Active 2035 Portfolio	LifePath® Active 2040 Portfolio	LifePath® Active 2045 Portfolio	LifePath® Active 2050 Portfolio	LifePath® Active 2055 Portfolio

Net Asset Value
Institutional
Net assets	$118,693	$156,735	$437,481	$110,271	$102,248	$119,709	$71,677	$179,658	$30,264

Shares outstanding[1]	10,475	13,957	37,996	9,994	9,077	10,391	5,851	15,883	2,500

Net asset value	$11.33	$11.23	$11.51	$11.03	$11.26	$11.52	$12.25	$11.31	$12.11

Investor A
Net assets	$17,321,113	$22,143,549	$16,970,122	$20,019,923	$11,926,074	$13,008,484	$6,396,066	$5,965,023	$200,681

Shares outstanding1	1,542,834	1,985,866	1,483,810	1,831,545	1,068,567	1,141,343	529,564	533,499	16,637

Net asset value	$11.23	$11.15	$11.44	$10.93	$11.16	$11.40	$12.08	$11.18	$12.06

Class K
Net assets	$608,076	$1,395,842	$569,535	$1,143,398	$878,423	$846,953	$588,639	$550,864	$2,332,662

Shares outstanding[1]	53,641	124,118	49,375	103,499	77,925	73,453	47,973	48,650	192,500

Net asset value	$11.34	$11.25	$11.53	$11.05	$11.27	$11.53	$12.27	$11.32	$12.12

Class R
Net assets	$6,169,311	$9,576,992	$12,898,290	$9,567,193	$8,059,940	$7,345,659	$6,527,308	$5,811,201	$38,473

Shares outstanding[1]	549,552	866,278	1,135,375	879,671	727,203	646,853	544,319	521,603	3,192

Net asset value	$11.23	$11.06	$11.36	$10.88	$11.08	$11.36	$11.99	$11.14	$12.05

[1]	Unlimited shares authorized, $ 0.001 par value.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2014	51

Statements of Operations

Year Ended October 31, 2014	LifePath® Active 2015 Portfolio	LifePath® Active 2020 Portfolio	LifePath® Active 2025 Portfolio	LifePath® Active 2030 Portfolio	LifePath® Active 2035 Portfolio	LifePath® Active 2040 Portfolio	LifePath® Active 2045 Portfolio	LifePath® Active 2050 Portfolio	LifePath® Active 2055 Portfolio

Investment Income
Dividends — affiliated	$167,110	$245,772	$251,804	$277,992	$178,954	$222,708	$128,346	$109,650	$33,856
Securities lending income — affiliated — net	2,593	4,047	3,042	2,763	1,521	1,998	893	1,105	80
Other income — affiliated	130	209	161	222	79	106	49	36	3
Net investment income allocated from affiliated Master Portfolios:
Income	382,296	394,197	338,190	271,153	132,149	129,231	58,181	52,459	11,239
Expenses	(26,514)	(32,632)	(35,089)	(33,224)	(20,791)	(23,134)	(12,452)	(12,628)	(3,080)

Total income	525,615	611,593	558,108	518,906	291,912	330,909	175,017	150,622	42,098

Fund Expenses
Registration	49,784	49,262	48,980	48,942	48,557	48,277	47,852	47,895	36,886
Professional	44,832	47,159	45,468	46,262	37,413	40,053	33,995	32,872	33,740
Service and distribution — Class R	26,972	49,086	50,642	45,796	28,868	32,650	20,510	17,890	164
Service — Investor A	42,875	47,393	44,108	46,251	26,596	30,786	15,343	13,729	377
Printing	14,726	15,968	16,286	15,744	12,724	13,561	11,472	11,038	8,933
Custodian	12,683	12,792	14,478	12,084	12,770	12,782	12,722	12,703	12,005
Accounting	11,245	11,243	11,243	11,243	11,243	11,243	11,243	11,243	7,510
Officers and Trustees	5,815	20,525	20,483	18,055	5,701	5,767	5,644	5,628	5,893
Pricing	4,216	4,217	4,217	4,217	4,214	4,215	4,213	4,213	4,211
Administration	17,367	22,494	21,471	21,615	12,949	14,677	8,077	7,241	1,856
Administration — Institutional	20	37	93	23	12	25	18	38	7
Administration — Investor A	4,282	4,731	4,405	4,620	2,654	3,075	1,530	1,369	38
Administration — Class K	145	274	133	271	207	161	119	111	566
Administration — Class R	1,349	2,452	2,530	2,287	1,442	1,631	1,025	893	8
Transfer agent — Institutional	264	265	206	277	176	306	299	366	115
Transfer agent — Investor A	24,765	28,624	25,179	24,923	17,951	24,100	15,823	21,218	751
Transfer agent — Class K	236	258	295	350	269	325	410	321	35
Transfer agent — Class R	9,510	11,316	14,069	11,888	10,011	13,169	8,532	11,058	313
Offering	—	—	—	—	—	—	—	—	25,117
Miscellaneous	10,358	10,428	10,391	10,405	10,247	10,305	10,189	10,162	9,710

Total expenses	281,444	338,524	334,677	325,253	244,004	267,108	209,016	209,988	148,235
Less administration fees waived	(17,367)	(22,494)	(21,471)	(21,615)	(12,949)	(14,677)	(8,077)	(7,241)	(1,856)
Less administration fees waived — class specific	(5,668)	(7,484)	(7,000)	(7,201)	(4,315)	(4,892)	(2,559)	(2,411)	(619)
Less transfer agent fees waived — class specific	(327)	(556)	(687)	(672)	(546)	(760)	(656)	(530)	(202)
Less transfer agent fees reimbursed — class specific	(12,682)	(12,088)	(12,404)	(10,004)	(12,077)	(18,939)	(14,882)	(23,600)	(797)
Less expenses reimbursed by Manager	(153,324)	(171,259)	(171,211)	(166,617)	(142,534)	(145,868)	(136,995)	(135,419)	(143,670)

Total expenses after fees waived and reimbursed	92,076	124,643	121,904	119,144	71,583	81,972	45,847	40,787	1,091

Net investment income	433,539	486,950	436,204	399,762	220,329	248,937	129,170	109,835	41,007

Realized and Unrealized Gain
Net realized gain from:
Investments — affiliated	574,472	579,837	506,935	646,539	370,896	746,165	244,841	205,387	48,154
Capital gain distributions received from affiliated investment companies	195,454	227,815	359,197	394,777	198,630	333,351	155,544	137,528	52,963
Allocation from affiliated Master Portfolios	473,407	679,631	851,624	871,894	621,702	709,551	391,234	410,113	99,630
Financial futures contracts	75,955	144,882	173,967	160,072	136,147	138,214	89,618	77,654	22,358

	1,319,288	1,632,165	1,891,723	2,073,282	1,327,375	1,927,281	881,237	830,682	223,105

Net change in unrealized appreciation/depreciation on:
Investments — affiliated	(486,774)	(532,594)	(484,093)	(621,758)	(388,918)	(772,974)	(313,122)	(271,286)	(55,052)
Allocation from affiliated Master Portfolios	(6,842)	(34,305)	(65,316)	(36,763)	(115,850)	(83,259)	(58,859)	(75,955)	(9,443)
Financial futures contracts	120,946	234,711	235,780	231,360	174,006	171,648	110,338	109,293	22,275

	(372,670)	(332,188)	(313,629)	(427,161)	(330,762)	(684,585)	(261,643)	(237,948)	(42,220)

Net realized and unrealized gain	946,618	1,299,977	1,578,094	1,646,121	996,613	1,242,696	619,594	592,734	180,885

Net Increase in Net Assets Resulting from Operations	$1,380,157	$1,786,927	$2,014,298	$2,045,883	$1,216,942	$1,491,633	$748,764	$702,569	$221,892

See Notes to Financial Statements.

52	BLACKROCK FUNDS II	OCTOBER 31, 2014

Statements of Changes in Net Assets

	LifePath® Active 2015 Portfolio		LifePath® Active 2020 Portfolio		LifePath® Active 2025 Portfolio
	Year Ended October 31,		Year Ended October 31,		Year Ended October 31,
Increase in Net Assets:	2014	2013	2014	2013	2014	2013

Operations
Net investment income	$433,539	$410,639	$486,950	$471,141	$436,204	$376,444
Net realized gain	1,319,288	994,964	1,632,165	1,436,881	1,891,723	1,119,067
Net change in unrealized appreciation/depreciation	(372,670)	512,013	(332,188)	932,475	(313,629)	1,347,909

Net increase in net assets resulting from operations	1,380,157	1,917,616	1,786,927	2,840,497	2,014,298	2,843,420

Distributions to Shareholders From[1]
Net investment income:
Institutional	(1,201)	(2,383)	(2,370)	(9,647)	(9,428)	(3,164)
Investor A	(339,600)	(124,212)	(417,584)	(145,414)	(363,066)	(123,816)
Class K	(13,246)	(451)	(27,424)	(436)	(11,471)	(399)
Class R	(115,953)	(92,954)	(202,624)	(94,503)	(156,040)	(72,621)
Net realized gain:
Institutional	(2,335)	(3,415)	(4,863)	(15,086)	(13,366)	(3,772)
Investor A	(710,560)	(231,372)	(941,251)	(298,390)	(583,145)	(187,365)
Class K	(24,549)	(650)	(55,312)	(687)	(16,194)	(479)
Class R	(285,532)	(196,011)	(515,448)	(231,298)	(284,280)	(133,612)

Decrease in net assets resulting from distributions to shareholders	(1,492,976)	(651,448)	(2,166,876)	(795,461)	(1,436,990)	(525,228)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	2,698,602	2,859,669	6,750,157	4,408,400	3,576,480	9,695,211

Net Assets
Total increase in net assets	2,585,783	4,125,837	6,370,208	6,453,436	4,153,788	12,013,403
Beginning of year	21,631,410	17,505,573	26,902,910	20,449,474	26,721,640	14,708,237

End of year	$24,217,193	$21,631,410	$33,273,118	$26,902,910	$30,875,428	$26,721,640

Undistributed net investment income, end of year	$408,814	$361,119	$377,849	$428,975	$364,183	$339,041

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2014	53

Statements of Changes in Net Assets (continued)

	LifePath® Active 2030 Portfolio		LifePath® Active 2035 Portfolio		LifePath® Active 2040 Portfolio
	Year Ended October 31,		Year Ended October 31,		Year Ended October 31,
Increase in Net Assets:	2014	2013	2014	2013	2014	2013

Operations
Net investment income	$399,762	$400,755	$220,329	$178,231	$248,937	$233,992
Net realized gain	2,073,282	1,469,928	1,327,375	832,464	1,927,281	926,188
Net change in unrealized appreciation/depreciation	(427,161)	1,464,249	(330,762)	750,885	(684,585)	1,352,014

Net increase in net assets resulting from operations	2,045,883	3,334,932	1,216,942	1,761,580	1,491,633	2,512,194

Distributions to Shareholders From[1]
Net investment income:
Institutional	(1,884)	(7,167)	(595)	(5,568)	(1,872)	(8,205)
Investor A	(402,907)	(123,300)	(154,258)	(89,863)	(224,496)	(108,113)
Class K	(26,854)	(416)	(16,326)	(583)	(10,703)	(724)
Class R	(158,354)	(99,116)	(78,821)	(53,986)	(92,930)	(72,959)
Net realized gain:
Institutional	(4,511)	(9,735)	(1,940)	(5,920)	(5,004)	(6,477)
Investor A	(1,063,823)	(220,137)	(552,835)	(119,684)	(664,230)	(107,693)
Class K	(63,122)	(568)	(50,677)	(623)	(27,676)	(574)
Class R	(480,790)	(212,140)	(320,940)	(81,002)	(323,881)	(81,804)

Decrease in net assets resulting from distributions to shareholders	(2,202,245)	(672,579)	(1,176,392)	(357,229)	(1,350,792)	(386,549)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	5,188,418	4,068,440	7,051,501	(4,194,430)	3,197,605	4,041,429

Net Assets
Total increase in net assets	5,032,056	6,730,793	7,092,051	5,598,781	3,338,446	6,167,074
Beginning of year	25,808,729	19,077,936	13,874,634	8,275,853	17,982,359	11,815,285

End of year	$30,840,785	$25,808,729	$20,966,685	$13,874,634	$21,320,805	$17,982,359

Undistributed net investment income, end of year	$250,942	$307,431	$113,345	$70,148	$127,151	$101,549

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

54	BLACKROCK FUNDS II	OCTOBER 31, 2014

Statements of Changes in Net Assets (concluded)

	LifePath® Active 2045 Portfolio		LifePath® Active 2050 Portfolio		LifePath® Active 2055 Portfolio
	Year Ended October 31,		Year Ended October 31,		Year Ended October 31,	Period February 28, 2013[2] to
Increase in Net Assets:	2014	2013	2014	2013	2014	October 31, 2013

Operations
Net investment income	$129,170	$104,497	$109,835	$81,797	$41,007	$16,454
Net realized gain	881,237	455,192	830,682	355,331	223,105	64,230
Net change in unrealized appreciation/depreciation	(261,643)	748,922	(237,948)	656,648	(42,220)	210,865

Net increase in net assets resulting from operations	748,764	1,308,611	702,569	1,093,776	221,892	291,549

Distributions to Shareholders From[1]
Net investment income:
Institutional	(1,458)	(4,806)	(2,564)	(2,799)	(645)	—
Investor A	(90,146)	(47,683)	(74,714)	(36,646)	(2,323)	—
Class K	(9,034)	(553)	(7,237)	(549)	(51,500)	—
Class R	(54,362)	(37,957)	(40,486)	(34,006)	(534)	—
Net realized gain:
Institutional	(3,740)	(2,452)	(6,264)	(1,952)	(288)	—
Investor A	(256,547)	(29,654)	(203,080)	(31,534)	(1,068)	—
Class K	(22,370)	(283)	(17,141)	(384)	(22,208)	—
Class R	(181,777)	(28,574)	(131,926)	(33,241)	(288)	—

Decrease in net assets resulting from distributions to shareholders	(619,434)	(151,962)	(483,412)	(141,111)	(78,854)	—

Capital Share Transactions
Net increase in net assets derived from capital share transactions	4,586,558	2,321,826	5,172,191	1,859,959	117,677	2,049,816

Net Assets
Total increase in net assets	4,715,888	3,478,475	5,391,348	2,812,624	260,715	2,341,365
Beginning of period	8,867,802	5,389,327	7,115,398	4,302,774	2,341,365	—

End of period	$13,583,690	$8,867,802	$12,506,746	$7,115,398	$2,602,080	$2,341,365

Undistributed net investment income, end of period	$61,230	$36,535	$41,137	$26,720	$13,066	$16,595

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

[2]	Commencement of operations.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2014	55

Financial Highlights	LifePath® Active 2015 Portfolio

	Institutional		Investor A
	Year Ended October 31, 2014	Period November 27, 2012[1] to October 31, 2013	Year Ended October 31,
			2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$11.41	$10.72	$11.32	$10.63	$10.28	$10.05	$8.92

Net investment income[2]	0.23	0.23	0.21	0.24	0.26	0.23	0.22
Net realized and unrealized gain	0.48	0.90	0.47	0.85	0.70	0.18	1.08

Net increase from investment operations	0.71	1.13	0.68	1.09	0.96	0.41	1.30

Distributions from:[3]
Net investment income	(0.27)	(0.18)	(0.25)	(0.14)	(0.28)	(0.18)	(0.17)
Net realized gain	(0.52)	(0.26)	(0.52)	(0.26)	(0.33)	—	—

Total distributions	(0.79)	(0.44)	(0.77)	(0.40)	(0.61)	(0.18)	(0.17)

Net asset value, end of period	$11.33	$11.41	$11.23	$11.32	$10.63	$10.28	$10.05

Total Return[4]
Based on net asset value	6.61%	10.93%[5]	6.38%	10.59%	9.96%	4.10%[6]	14.69%[7]

Ratios to Average Net Assets
Total expenses	1.21%[8]	1.69%[9,10]	1.27%[8]	1.58%[9]	1.69%[11]	1.62%[12]	1.70%[13]

Total expenses after fees waived and/or reimbursed	0.22%[8]	0.31%[9,10]	0.47%[8]	0.56%[9]	0.73%[11]	0.65%[12]	0.47%[13]

Net investment income	2.09%[8]	2.58%[9,10]	1.92%[8]	2.22%[9]	2.50%[11]	2.23%[12]	2.31%[13]

Supplemental Data
Net assets, end of period (000)	$119	$51	$17,321	$15,076	$9,189	$8,594	$5,429

Portfolio turnover rate	42%	97%[14]	42%	97%	87%	112%	98%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]	Includes payment received from an affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.46% for the Investor A Shares.

[8]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.42%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.28%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]	Annualized.

[11]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.33%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.43%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[14]	Portfolio turnover is representative of the Fund for the entire year.

See Notes to Financial Statements.

56	BLACKROCK FUNDS II	OCTOBER 31, 2014

Financial Highlights (concluded)	LifePath® Active 2015 Portfolio

	Class K1					Class R
	Year Ended October 31,					Year Ended October 31,
	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$11.42	$10.72	$10.37	$10.12	$8.97	$11.31	$10.62	$10.26	$10.04	$8.91

Net investment income[2]	0.25	0.26	0.30	0.27	0.26	0.19	0.22	0.23	0.20	0.18
Net realized and unrealized gain	0.47	0.88	0.70	0.19	1.08	0.46	0.85	0.70	0.18	1.09

Net increase from investment operations	0.72	1.14	1.00	0.46	1.34	0.65	1.07	0.93	0.38	1.27

Distributions from:[3]
Net investment income	(0.28)	(0.18)	(0.32)	(0.21)	(0.19)	(0.21)	(0.12)	(0.24)	(0.16)	(0.14)
Net realized gain	(0.52)	(0.26)	(0.33)	—	—	(0.52)	(0.26)	(0.33)	—	—

Total distributions	(0.80)	(0.44)	(0.65)	(0.21)	(0.19)	(0.73)	(0.38)	(0.57)	(0.16)	(0.14)

Net asset value, end of year	$11.34	$11.42	$10.72	$10.37	$10.12	$11.23	$11.31	$10.62	$10.26	$10.04

Total Return[4]
Based on net asset value	6.74%	11.03%	10.31%	4.56%[5]	15.09%[6]	6.12%	10.42%	9.59%	3.76%[5]	14.36%[6]

Ratios to Average Net Assets
Total expenses	0.92%[7]	1.30%[8]	1.50%[9]	1.51%[10]	1.55%[11]	1.56%[7]	1.86%[8]	1.91%[9]	1.92%[10]	2.06%[11]

Total expenses after fees waived and/or reimbursed	0.12%[7]	0.20%[8]	0.28%[9]	0.27%[10]	0.10%[11]	0.71%[7]	0.80%[8]	0.96%[9]	0.97%[10]	0.81%[11]

Net investment income	2.26%[7]	2.45%[8]	2.88%[9]	2.61%[10]	2.70%[11]	1.67%[7]	2.06%[8]	2.21%[9]	1.92%[10]	1.96%[11]

Supplemental Data
Net assets, end of year (000)	$608	$521	$139	$96	$54	$6,169	$5,983	$8,177	$6,299	$5,649

Portfolio turnover rate	42%	97%	87%	112%	98%	42%	97%	87%	112%	98%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[6]

Includes payment received from an affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.86% and 14.13% for the Class K and Class R Shares, respectively.

[7]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.42%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.28%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.33%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.43%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2014	57

Financial Highlights	LifePath® Active 2020 Portfolio

	Institutional		Investor A
	Year Ended October 31, 2014	Period November 27, 2012[1] to October 31, 2013	Year Ended October 31,
			2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$11.47	$10.57	$11.40	$10.49	$10.08	$9.84	$8.71

Net investment income[2]	0.21	0.10	0.19	0.23	0.24	0.20	0.19
Net realized and unrealized gain	0.53	1.23	0.51	1.07	0.71	0.22	1.09

Net increase from investment operations	0.74	1.33	0.70	1.30	0.95	0.42	1.28

Distributions from:[3]
Net investment income	(0.32)	(0.17)	(0.29)	(0.13)	(0.25)	(0.18)	(0.15)
Net realized gain	(0.66)	(0.26)	(0.66)	(0.26)	(0.29)	—	—

Total distributions	(0.98)	(0.43)	(0.95)	(0.39)	(0.54)	(0.18)	(0.15)

Net asset value, end of period	$11.23	$11.47	$11.15	$11.40	$10.49	$10.08	$9.84

Total Return[4]
Based on net asset value	6.90%	13.05%[5]	6.56%	12.83%	9.98%	4.24%[6]	14.78%[7]

Ratios to Average Net Assets
Total expenses	0.95%[8]	1.85%[9,10]	1.18%[8]	1.42%[9]	1.54%[11]	1.52%[12]	1.52%[13]

Total expenses after fees waived and/or reimbursed	0.21%[8]	0.30%[9,10]	0.46%[8]	0.54%[9]	0.72%[11]	0.68%[12]	0.55%[13]

Net investment income	1.85%[8]	2.54%[9,10]	1.68%[8]	2.10%[9]	2.35%[11]	1.97%[12]	2.05%[13]

Supplemental Data
Net assets, end of period (000)	$157	$83	$22,144	$16,884	$11,084	$9,994	$8,433

Portfolio turnover rate	41%	91%[14]	41%	91%	68%	138%	106%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]	Includes payment received from an affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.54% for the Investor A Shares.

[8]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.46%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.34%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]	Annualized.

[11]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.36%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.47%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[14]	Portfolio turnover is representative of the Fund for the entire year.

See Notes to Financial Statements.

58	BLACKROCK FUNDS II	OCTOBER 31, 2014

Financial Highlights (concluded)	LifePath® Active 2020 Portfolio

	Class K1					Class R
	Year Ended October 31,					Year Ended October 31,
	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$11.48	$10.57	$10.16	$9.90	$8.75	$11.30	$10.41	$10.01	$9.77	$8.65

Net investment income[2]	0.22	0.26	0.28	0.25	0.23	0.16	0.20	0.21	0.17	0.16
Net realized and unrealized gain	0.54	1.08	0.71	0.22	1.09	0.52	1.06	0.70	0.22	1.09

Net increase from investment operations	0.76	1.34	0.99	0.47	1.32	0.68	1.26	0.91	0.39	1.25

Distributions from:[3]
Net investment income	(0.33)	(0.17)	(0.29)	(0.21)	(0.17)	(0.26)	(0.11)	(0.22)	(0.15)	(0.13)
Net realized gain	(0.66)	(0.26)	(0.29)	—	—	(0.66)	(0.26)	(0.29)	—	—

Total distributions	(0.99)	(0.43)	(0.58)	(0.21)	(0.17)	(0.92)	(0.37)	(0.51)	(0.15)	(0.13)

Net asset value, end of year	$11.25	$11.48	$10.57	$10.16	$9.90	$11.06	$11.30	$10.41	$10.01	$9.77

Total Return[4]
Based on net asset value	7.04%	13.16%	10.41%	4.78%[5]	15.26%[6]	6.39%	12.50%	9.67%	3.95%[5]	14.53%[6]

Ratios to Average Net Assets
Total expenses	0.80%[7]	1.09%[8]	1.25%[9]	1.26%[10]	1.21%[11]	1.40%[7]	1.65%[8]	1.75%[9]	1.79%[10]	1.84%[11]

Total expenses after fees waived and/or reimbursed	0.11%[7]	0.18%[8]	0.27%[9]	0.25%[10]	0.11%[11]	0.70%[7]	0.78%[8]	0.94%[9]	0.96%[10]	0.85%[11]

Net investment income	2.01%[7]	2.43%[8]	2.75%[9]	2.40%[10]	2.50%[11]	1.46%[7]	1.91%[8]	2.12%[9]	1.69%[10]	1.76%[11]

Supplemental Data
Net assets, end of year (000)	$1,396	$946	$594	$326	$262	$9,577	$8,991	$8,771	$7,599	$6,655

Portfolio turnover rate	41%	91%	68%	138%	106%	41%	91%	68%	138%	106%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[6]

Includes payment received from an affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 15.15% and 14.29% for the Class K and Class R Shares, respectively.

[7]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.46%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.34%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.36%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.47%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2014	59

Financial Highlights	LifePath® Active 2025 Portfolio

	Institutional		Investor A
	Year Ended October 31, 2014	Period November 27, 2012[1] to October 31, 2013	Year Ended October 31,
			2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$11.26	$10.16	$11.20	$10.09	$9.88	$9.60	$8.46

Net investment income[2]	0.18	0.16	0.18	0.20	0.21	0.17	0.15
Net realized and unrealized gain	0.70	1.29	0.66	1.23	0.70	0.27	1.10

Net increase from investment operations	0.88	1.45	0.84	1.43	0.91	0.44	1.25

Distributions from:[3]
Net investment income	(0.26)	(0.16)	(0.23)	(0.13)	(0.23)	(0.16)	(0.11)
Net realized gain	(0.37)	(0.19)	(0.37)	(0.19)	(0.47)	—	—

Total distributions	(0.63)	(0.35)	(0.60)	(0.32)	(0.70)	(0.16)	(0.11)

Net asset value, end of period	$11.51	$11.26	$11.44	$11.20	$10.09	$9.88	$9.60

Total Return[4]
Based on net asset value	8.05%	14.89%[5]	7.79%	14.60%	9.98%	4.54%[6]	14.93%[7]

Ratios to Average Net Assets
Total expenses	0.88%[8]	1.84%[9,10]	1.22%[8]	1.45%[9]	1.82%[11]	1.85%[12]	1.79%[13]

Total expenses after fees waived and/or reimbursed	0.20%[8]	0.30%[9,10]	0.47%[8]	0.54%[9]	0.73%[11]	0.65%[12]	0.55%[13]

Net investment income	1.62%[8]	2.38%[9,10]	1.63%[8]	1.89%[9]	2.13%[11]	1.70%[12]	1.70%[13]

Supplemental Data
Net assets, end of period (000)	$437	$30	$16,970	$17,803	$7,932	$6,181	$4,353

Portfolio turnover rate	49%	83%[14]	49%	83%	76%	119%	116%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]	Includes payment received from an affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.81% for the Investor A Shares.

[8]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.47%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.37%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]	Annualized.

[11]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.38%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.49%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.64%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[14]	Portfolio turnover is representative of the Fund for the entire year.

See Notes to Financial Statements.

60	BLACKROCK FUNDS II	OCTOBER 31, 2014

Financial Highlights (concluded)	LifePath® Active 2025 Portfolio

	Class K1					Class R
	Year Ended October 31,					Year Ended October 31,
	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$11.28	$10.16	$9.95	$9.66	$8.50	$11.12	$10.03	$9.80	$9.52	$8.41

Net investment income[2]	0.22	0.23	0.25	0.22	0.20	0.15	0.18	0.18	0.14	0.13
Net realized and unrealized gain	0.66	1.24	0.70	0.27	1.10	0.66	1.21	0.70	0.27	1.08

Net increase from investment operations	0.88	1.47	0.95	0.49	1.30	0.81	1.39	0.88	0.41	1.21

Distributions from:[3]
Net investment income	(0.26)	(0.16)	(0.27)	(0.20)	(0.14)	(0.20)	(0.11)	(0.18)	(0.13)	(0.10)
Net realized gain	(0.37)	(0.19)	(0.47)	—	—	(0.37)	(0.19)	(0.47)	—	—

Total distributions	(0.63)	(0.35)	(0.74)	(0.20)	(0.14)	(0.57)	(0.30)	(0.65)	(0.13)	(0.10)

Net asset value, end of year	$11.53	$11.28	$10.16	$9.95	$9.66	$11.36	$11.12	$10.03	$9.80	$9.52

Total Return[4]
Based on net asset value	8.14%	14.99%	10.38%	5.05%[5]	15.41%[6]	7.58%	14.23%	9.72%	4.35%[5]	14.47%[6]

Ratios to Average Net Assets
Total expenses	0.88%[7]	1.21%[8]	1.60%[9]	1.64%[10]	1.59%[11]	1.46%[7]	1.72%[8]	2.05%[9]	2.09%[10]	2.13%[11]

Total expenses after fees waived and/or reimbursed	0.12%[7]	0.18%[8]	0.25%[9]	0.23%[10]	0.13%[11]	0.71%[7]	0.77%[8]	0.96%[9]	0.95%[10]	0.86%[11]

Net investment income	1.94%[7]	2.19%[8]	2.57%[9]	2.14%[10]	2.22%[11]	1.31%[7]	1.71%[8]	1.87%[9]	1.42%[10]	1.49%[11]

Supplemental Data
Net assets, end of year (000)	$570	$478	$184	$116	$64	$12,898	$8,411	$6,593	$5,443	$6,148

Portfolio turnover rate	49%	83%	76%	119%	116%	49%	83%	76%	119%	116%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[6]

Includes payment received from an affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 15.29% and 14.35% for the Class K and Class R Shares, respectively.

[7]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.47%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.37%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.38%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.49%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.64%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2014	61

Financial Highlights	LifePath® Active 2030 Portfolio

	Institutional		Investor A
	Year Ended October 31, 2014	Period November 27, 2012[1] to October 31, 2013	Year Ended October 31,
			2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$11.18	$9.96	$11.08	$9.87	$9.68	$9.35	$8.20

Net investment income[2]	0.18	0.11	0.16	0.19	0.18	0.13	0.12
Net realized and unrealized gain	0.63	1.49	0.63	1.36	0.69	0.31	1.12

Net increase from investment operations	0.81	1.60	0.79	1.55	0.87	0.44	1.24

Distributions from:[3]
Net investment income	(0.28)	(0.16)	(0.26)	(0.12)	(0.18)	(0.11)	(0.09)
Net realized gain	(0.68)	(0.22)	(0.68)	(0.22)	(0.50)	—	—

Total distributions	(0.96)	(0.38)	(0.94)	(0.34)	(0.68)	(0.11)	(0.09)

Net asset value, end of period	$11.03	$11.18	$10.93	$11.08	$9.87	$9.68	$9.35

Total Return[4]
Based on net asset value	7.65%	16.81%[5]	7.46%	16.28%	9.72%	4.69%[6]	15.17%[6]

Ratios to Average Net Assets
Total expenses	1.09%[7]	1.92%[8,9]	1.18%[7]	1.41%[8]	1.53%[10]	1.51%[11]	1.62%[12]

Total expenses after fees waived and/or reimbursed	0.22%[7]	0.28%[8,9]	0.47%[7]	0.52%[8]	0.68%[10]	0.62%[11]	0.59%[12]

Net investment income	1.64%[7]	2.30%[8,9]	1.46%[7]	1.83%[8]	1.84%[10]	1.32%[11]	1.37%[12]

Supplemental Data
Net assets, end of period (000)	$110	$39	$20,020	$17,115	$9,343	$8,008	$6,787

Portfolio turnover rate	66%	92%[13]	66%	92%	73%	117%	114%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.50%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.42%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]	Annualized.

[10]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.45%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.63%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]	Portfolio turnover is representative of the Fund for the entire year.

See Notes to Financial Statements.

62	BLACKROCK FUNDS II	OCTOBER 31, 2014

Financial Highlights (concluded)	LifePath® Active 2030 Portfolio

	Class K1					Class R
	Year Ended October 31,					Year Ended October 31,
	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$11.19	$9.96	$9.76	$9.43	$8.25	$11.02	$9.82	$9.62	$9.31	$8.16

Net investment income[2]	0.20	0.21	0.22	0.17	0.16	0.13	0.18	0.15	0.10	0.09
Net realized and unrealized gain	0.63	1.40	0.71	0.31	1.13	0.63	1.34	0.70	0.30	1.13

Net increase from investment operations	0.83	1.61	0.93	0.48	1.29	0.76	1.52	0.85	0.40	1.22

Distributions from:[3]
Net investment income	(0.29)	(0.16)	(0.23)	(0.15)	(0.11)	(0.22)	(0.10)	(0.15)	(0.09)	(0.07)
Net realized gain	(0.68)	(0.22)	(0.50)	—	—	(0.68)	(0.22)	(0.50)	—	—

Total distributions	(0.97)	(0.38)	(0.73)	(0.15)	(0.11)	(0.90)	(0.32)	(0.65)	(0.09)	(0.07)

Net asset value, end of year	$11.05	$11.19	$9.96	$9.76	$9.43	$10.88	$11.02	$9.82	$9.62	$9.31

Total Return[4]
Based on net asset value	7.80%	16.80%	10.24%	5.04%[5]	15.76%[6]	7.26%	16.01%	9.49%	4.25%[5]	14.97%[6]

Ratios to Average Net Assets
Total expenses	0.83%[7]	1.09%[8]	1.22%[9]	1.21%[10]	1.34%[11]	1.43%[7]	1.69%[8]	1.77%[9]	1.80%[10]	1.94%[11]

Total expenses after fees waived and/or reimbursed	0.12%[7]	0.16%[8]	0.22%[9]	0.20%[10]	0.15%[11]	0.71%[7]	0.76%[8]	0.91%[9]	0.92%[10]	0.88%[11]

Net investment income	1.80%[7]	2.08%[8]	2.30%[9]	1.74%[10]	1.81%[11]	1.19%[7]	1.80%[8]	1.59%[9]	1.01%[10]	1.04%[11]

Supplemental Data
Net assets, end of year (000)	$1,143	$1,021	$432	$355	$302	$9,567	$7,634	$9,304	$7,463	$7,763

Portfolio turnover rate	66%	92%	73%	117%	114%	66%	92%	73%	117%	114%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[6]

Includes payment received from an affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 15.64% and 14.85% for the Class K and Class R Shares, respectively.

[7]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.50%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.42%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.45%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.63%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2014	63

Financial Highlights	LifePath® Active 2035 Portfolio

	Institutional		Investor A
	Year Ended October 31, 2014	Period November 27, 2012[1] to October 31, 2013	Year Ended October 31,
			2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$11.34	$10.07	$11.25	$9.97	$9.39	$9.07	$7.93

Net investment income[2]	0.16	0.13	0.15	0.18	0.14	0.07	0.08
Net realized and unrealized gain	0.72	1.60	0.69	1.52	0.74	0.32	1.12

Net increase from investment operations	0.88	1.73	0.84	1.70	0.88	0.39	1.20

Distributions from:[3]
Net investment income	(0.23)	(0.22)	(0.20)	(0.18)	(0.12)	(0.07)	(0.06)
Net realized gain	(0.73)	(0.24)	(0.73)	(0.24)	(0.18)	—	—

Total distributions	(0.96)	(0.46)	(0.93)	(0.42)	(0.30)	(0.07)	(0.06)

Net asset value, end of period	$11.26	$11.34	$11.16	$11.25	$9.97	$9.39	$9.07

Total Return[4]
Based on net asset value	8.17%	18.13%[5]	7.94%	17.66%	9.71%	4.32%[6]	15.21%[6]

Ratios to Average Net Assets
Total expenses	1.40%[7]	2.35%[8,9]	1.47%[7]	2.08%[8]	2.29%[10]	2.16%[11]	2.36%[12]

Total expenses after fees waived and/or reimbursed	0.22%[7]	0.26%[8,9]	0.47%[7]	0.51%[8]	0.67%[10]	0.60%[11]	0.56%[12]

Net investment income	1.47%[7]	2.20%[8,9]	1.35%[7]	1.74%[8]	1.44%[10]	0.77%[11]	0.92%[12]

Supplemental Data
Net assets, end of period (000)	$102	$30	$11,926	$8,329	$4,794	$4,878	$3,227

Portfolio turnover rate	61%	104%[13]	61%	104%	76%	94%	115%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.50%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.46%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]	Annualized.

[10]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]	Portfolio turnover is representative of the Fund for the entire year.

See Notes to Financial Statements.

64	BLACKROCK FUNDS II	OCTOBER 31, 2014

Financial Highlights (concluded)	LifePath® Active 2035 Portfolio

	Class K1					Class R
	Year ended October 31,					Year ended October 31,
	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$11.35	$10.07	$9.46	$9.13	$7.98	$11.18	$9.92	$9.31	$9.00	$7.89

Net investment income[2]	0.19	0.20	0.18	0.12	0.12	0.12	0.16	0.11	0.05	0.05
Net realized and unrealized gain	0.70	1.54	0.77	0.31	1.12	0.69	1.50	0.75	0.31	1.11

Net increase from investment operations	0.89	1.74	0.95	0.43	1.24	0.81	1.66	0.86	0.36	1.16

Distributions from:[3]
Net investment income	(0.24)	(0.22)	(0.16)	(0.10)	(0.09)	(0.18)	(0.16)	(0.07)	(0.05)	(0.05)
Net realized gain	(0.73)	(0.24)	(0.18)	—	—	(0.73)	(0.24)	(0.18)	—	—

Total distributions	(0.97)	(0.46)	(0.34)	(0.10)	(0.09)	(0.91)	(0.40)	(0.25)	(0.05)	(0.05)

Net asset value, end of year	$11.27	$11.35	$10.07	$9.46	$9.13	$11.08	$11.18	$9.92	$9.31	$9.00

Total Return[4]
Based on net asset value	8.27%	18.01%	10.45%	4.73%[5]	15.55%[5]	7.65%	17.30%	9.53%	3.96%[5]	14.76%[6]

Ratios to Average Net Assets
Total expenses	1.09%[7]	1.70%[8]	1.98%[9]	1.84%[10]	2.19%[10]	1.72%[7]	2.36%[8]	2.62%[9]	2.43%[10]	2.85%[11]

Total expenses after fees waived and/or reimbursed	0.12%[7]	0.15%[8]	0.18%[9]	0.17%[10]	0.17%[10]	0.71%[7]	0.75%[8]	0.91%[9]	0.91%[10]	0.91%[11]

Net investment income	1.74%[7]	1.93%[8]	1.87%[9]	1.23%[10]	1.38%[10]	1.08%[7]	1.53%[8]	1.20%[9]	0.48%[10]	0.56%[11]

Supplemental Data
Net assets, end of year (000)	$878	$719	$234	$207	$70	$8,060	$4,797	$3,248	$3,273	$4,219

Portfolio turnover rate	61%	104%	76%	94%	115%	61%	104%	76%	94%	115%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[6]	Includes payment received from an affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.64% for the Class R Shares.

[7]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.50%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.46%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2014	65

Financial Highlights	LifePath® Active 2040 Portfolio

	Institutional		Investor A
	Year Ended October 31, 2014	Period November 27, 2012[1] to October 31, 2013	Year Ended October 31,
			2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$11.48	$9.96	$11.37	$9.86	$9.50	$9.17	$8.01

Net investment income[2]	0.18	0.12	0.15	0.18	0.13	0.08	0.07
Net realized and unrealized gain	0.75	1.76	0.75	1.65	0.73	0.32	1.14

Net increase from investment operations	0.93	1.88	0.90	1.83	0.86	0.40	1.21

Distributions from:[3]
Net investment income	(0.24)	(0.20)	(0.22)	(0.16)	(0.11)	(0.07)	(0.05)
Net realized gain	(0.65)	(0.16)	(0.65)	(0.16)	(0.39)	—	—

Total distributions	(0.89)	(0.36)	(0.87)	(0.32)	(0.50)	(0.07)	(0.05)

Net asset value, end of period	$11.52	$11.48	$11.40	$11.37	$9.86	$9.50	$9.17

Total Return[4]
Based on net asset value	8.49%	19.72%[5]	8.25%	19.08%	9.56%	4.30%[6]	15.21%[7]

Ratios to Average Net Assets
Total expenses	1.26%[8]	1.94%[9,10]	1.41%[8]	1.80%[9]	2.05%[11]	2.16%[12]	2.34%[13]

Total expenses after fees waived and/or reimbursed	0.22%[8]	0.26%[9,10]	0.47%[8]	0.51%[9]	0.68%[11]	0.66%[12]	0.66%[13]

Net investment income	1.56%[8]	1.81%[9,10]	1.36%[8]	1.68%[9]	1.38%[11]	0.82%[12]	0.84%[13]

Supplemental Data
Net assets, end of period (000)	$120	$88	$13,008	$11,640	$6,203	$5,199	$4,621

Portfolio turnover rate	57%	102%[14]	57%	102%	68%	99%	114%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]	Includes payment received from an affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 15.08% for the Investor A Shares.

[8]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.48%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]	Annualized.

[11]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.51%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.63%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[14]	Portfolio turnover is representative of the Fund for the entire year.

See Notes to Financial Statements.

66	BLACKROCK FUNDS II	OCTOBER 31, 2014

Financial Highlights (concluded)	LifePath® Active 2040 Portfolio

	Class K1					Class R
	Year Ended October 31,					Year Ended October 31,
	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$11.48	$9.96	$9.60	$9.25	$8.07	$11.32	$9.83	$9.47	$9.14	$7.99

Net investment income[2]	0.18	0.24	0.18	0.13	0.11	0.12	0.16	0.10	0.05	0.06
Net realized and unrealized gain	0.77	1.64	0.72	0.33	1.15	0.76	1.63	0.73	0.33	1.13

Net increase from investment operations	0.95	1.88	0.90	0.46	1.26	0.88	1.79	0.83	0.38	1.19

Distributions from:[3]
Net investment income	(0.25)	(0.20)	(0.15)	(0.11)	(0.08)	(0.19)	(0.14)	(0.08)	(0.05)	(0.04)
Net realized gain	(0.65)	(0.16)	(0.39)	—	—	(0.65)	(0.16)	(0.39)	—	—

Total distributions	(0.90)	(0.36)	(0.54)	(0.11)	(0.08)	(0.84)	(0.30)	(0.47)	(0.05)	(0.04)

Net asset value, end of year	$11.53	$11.48	$9.96	$9.60	$9.25	$11.36	$11.32	$9.83	$9.47	$9.14

Total Return[4]
Based on net asset value	8.66%	19.49%	10.01%	4.95%[5]	15.67%[5]	8.06%	18.71%	9.20%	4.18%[5]	14.93%[6]

Ratios to Average Net Assets
Total expenses	1.01%[7]	1.46%[8]	1.68%[9]	1.78%[10]	1.89%[11]	1.67%[7]	2.10%[8]	2.35%[9]	2.51%[10]	2.83%[11]

Total expenses after fees waived and/or reimbursed	0.12%[7]	0.15%[8]	0.18%[9]	0.17%[10]	0.17%[11]	0.71%[7]	0.75%[8]	0.91%[9]	0.91%[10]	0.91%[11]

Net investment income	1.61%[7]	2.21%[8]	1.81%[9]	1.31%[10]	1.32%[11]	1.07%[7]	1.53%[8]	1.09%[9]	0.56%[10]	0.65%[11]

Supplemental Data
Net assets, end of year (000)	$847	$468	$401	$224	$204	$7,346	$5,786	$5,211	$3,414	$3,496

Portfolio turnover rate	57%	102%	68%	99%	114%	57%	102%	68%	99%	114%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[6]	Includes payment received from an affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.81% for the Class R Shares.

[7]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.48%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.51%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.63%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2014	67

Financial Highlights	LifePath® Active 2045 Portfolio

	Institutional		Investor A
	Year Ended October 31, 2014	Period November 27, 2012[1] to October 31, 2013	Year Ended October 31,
			2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$12.14	$10.38	$11.99	$10.24	$9.55	$9.21	$8.08

Net investment income[2]	0.19	0.14	0.15	0.18	0.13	0.07	0.07
Net realized and unrealized gain	0.78	1.95	0.78	1.86	0.82	0.35	1.10

Net increase from investment operations	0.97	2.09	0.93	2.04	0.95	0.42	1.17

Distributions from:[3]
Net investment income	(0.24)	(0.22)	(0.22)	(0.18)	(0.10)	(0.08)	(0.04)
Net realized gain	(0.62)	(0.11)	(0.62)	(0.11)	(0.16)	—	—

Total distributions	(0.86)	(0.33)	(0.84)	(0.29)	(0.26)	(0.08)	(0.04)

Net asset value, end of period	$12.25	$12.14	$12.08	$11.99	$10.24	$9.55	$9.21

Total Return[4]
Based on net asset value	8.31%	20.95%[5]	8.02%	20.45%	10.29%	4.50%[6]	14.55%[6]

Ratios to Average Net Assets
Total expenses	1.96%[7]	2.93%[8,9]	2.00%[7]	2.80%[8]	3.50%[10]	4.24%[11]	4.76%[12]

Total expenses after fees waived and/or reimbursed	0.22%[7]	0.25%[8,9]	0.47%[7]	0.50%[8]	0.70%[10]	0.67%[11]	0.67%[12]

Net investment income	1.61%[7]	1.89%[8,9]	1.29%[7]	1.59%[8]	1.33%[10]	0.73%[11]	0.83%[12]

Supplemental Data
Net assets, end of period (000)	$72	$73	$6,396	$4,944	$2,641	$1,656	$950

Portfolio turnover rate	72%	101%[13]	72%	101%	103%	82%	123%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.51%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]	Annualized.

[10]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.49%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]	Portfolio turnover is representative of the Fund for the entire year.

See Notes to Financial Statements.

68	BLACKROCK FUNDS II	OCTOBER 31, 2014

Financial Highlights (concluded)	LifePath® Active 2045 Portfolio

	Class K1					Class R
	Year Ended October 31,					Year Ended October 31,
	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$12.16	$10.38	$9.68	$9.32	$8.16	$11.90	$10.16	$9.48	$9.15	$8.04

Net investment income[2]	0.20	0.22	0.18	0.12	0.12	0.12	0.15	0.11	0.05	0.05
Net realized and unrealized gain	0.78	1.89	0.82	0.36	1.12	0.77	1.85	0.80	0.34	1.10

Net increase from investment operations	0.98	2.11	1.00	0.48	1.24	0.89	2.00	0.91	0.39	1.15

Distributions from:[3]
Net investment income	(0.25)	(0.22)	(0.14)	(0.12)	(0.08)	(0.18)	(0.15)	(0.07)	(0.06)	(0.04)
Net realized gain	(0.62)	(0.11)	(0.16)	—	—	(0.62)	(0.11)	(0.16)	—	—

Total distributions	(0.87)	(0.33)	(0.30)	(0.12)	(0.08)	(0.80)	(0.26)	(0.23)	(0.06)	(0.04)

Net asset value, end of year	$12.27	$12.16	$10.38	$9.68	$9.32	$11.99	$11.90	$10.16	$9.48	$9.15

Total Return[4]
Based on net asset value	8.38%	20.92%	10.76%	5.10%[5]	15.20%[5]	7.79%	20.14%	9.92%	4.24%[5]	14.38%[6]

Ratios to Average Net Assets
Total expenses	1.60%[7]	2.42%[8]	3.17%[9]	4.10%[10]	4.80%[11]	2.20%[7]	3.04%[8]	3.78%[9]	4.41%[10]	5.29%[11]

Total expenses after fees waived and/or reimbursed	0.12%[7]	0.14%[8]	0.20%[9]	0.17%[10]	0.17%[11]	0.70%[7]	0.74%[8]	0.94%[9]	0.91%[10]	0.91%[11]

Net investment income	1.65%[7]	1.95%[8]	1.82%[9]	1.19%[10]	1.33%[11]	1.00%[7]	1.39%[8]	1.10%[9]	0.50%[10]	0.55%[11]

Supplemental Data
Net assets, end of year (000)	$589	$404	$222	$133	$35	$6,527	$3,447	$2,526	$2,168	$2,094

Portfolio turnover rate	72%	101%	103%	82%	123%	72%	101%	103%	82%	123%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[6]	Includes payment received from an affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.25% for the Class R Shares.

[7]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.51%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.49%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2014	69

Financial Highlights	LifePath® Active 2050 Portfolio

	Institutional		Investor A
	Year Ended October 31, 2014	Period November 27, 2012[1] to October 31, 2013	Year Ended October 31,
			2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$11.11	$9.45	$11.00	$9.35	$8.99	$8.71	$7.58

Net investment income[2]	0.16	0.13	0.14	0.15	0.12	0.07	0.07
Net realized and unrealized gain	0.77	1.87	0.75	1.80	0.70	0.31	1.10

Net increase from investment operations	0.93	2.00	0.89	1.95	0.82	0.38	1.17

Distributions from:[3]
Net investment income	(0.21)	(0.20)	(0.19)	(0.16)	(0.10)	(0.07)	(0.04)
Net realized gain	(0.52)	(0.14)	(0.52)	(0.14)	(0.36)	(0.03)	—

Total distributions	(0.73)	(0.34)	(0.71)	(0.30)	(0.46)	(0.10)	(0.04)

Net asset value, end of period	$11.31	$11.11	$11.18	$11.00	$9.35	$8.99	$8.71

Total Return[4]
Based on net asset value	8.69%	22.07%[5]	8.38%	21.47%	9.69%	4.39%[6]	15.42%[6]

Ratios to Average Net Assets
Total expenses	1.91%[7]	3.16%[8,9]	2.27%[7]	3.40%[8]	4.42%[10]	4.87%[11]	5.60%[12]

Total expenses after fees waived and/or reimbursed	0.24%[7]	0.24%[8,9]	0.48%[7]	0.49%[8]	0.68%[10]	0.67%[11]	0.67%[12]

Net investment income	1.49%[7]	1.60%[8,9]	1.23%[7]	1.52%[8]	1.35%[10]	0.73%[11]	0.83%[12]

Supplemental Data
Net assets, end of period (000)	$180	$136	$5,965	$4,009	$2,000	$1,374	$1,063

Portfolio turnover rate	68%	93%[13]	68%	93%	81%	96%	104%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.50%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]	Annualized.

[10]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.53%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]	Portfolio turnover is representative of the Fund for the entire year.

See Notes to Financial Statements.

70	BLACKROCK FUNDS II	OCTOBER 31, 2014

Financial Highlights (concluded)	LifePath® Active 2050 Portfolio

	Class K1					Class R
	Year Ended October 31,					Year Ended October 31,
	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$11.12	$9.45	$9.08	$8.79	$7.64	$10.96	$9.31	$8.95	$8.68	$7.56

Net investment income[2]	0.17	0.18	0.17	0.11	0.11	0.10	0.14	0.10	0.04	0.05
Net realized and unrealized gain	0.77	1.83	0.70	0.32	1.10	0.76	1.79	0.69	0.32	1.09

Net increase from investment operations	0.94	2.01	0.87	0.43	1.21	0.86	1.93	0.79	0.36	1.14

Distributions from:[3]
Net investment income	(0.22)	(0.20)	(0.14)	(0.11)	(0.06)	(0.16)	(0.14)	(0.07)	(0.06)	(0.02)
Net realized gain	(0.52)	(0.14)	(0.36)	(0.03)	—	(0.52)	(0.14)	(0.36)	(0.03)	—

Total distributions	(0.74)	(0.34)	(0.50)	(0.14)	(0.06)	(0.68)	(0.28)	(0.43)	(0.09)	(0.02)

Net asset value, end of year	$11.32	$11.12	$9.45	$9.08	$8.79	$11.14	$10.96	$9.31	$8.95	$8.68

Total Return[4]
Based on net asset value	8.76%	21.94%	10.20%	4.91%[5]	15.86%[5]	8.10%	21.31%	9.32%	4.17%[5]	15.13%[5]

Ratios to Average Net Assets
Total expenses	1.73%[6]	2.82%[7]	3.86%[8]	4.00%[9]	4.88%[10]	2.45%[6]	3.66%[7]	4.72%[8]	5.17%[9]	6.20%[10]

Total expenses after fees waived and/or reimbursed	0.13%[6]	0.13%[7]	0.18%[8]	0.17%[9]	0.17%[10]	0.72%[6]	0.73%[7]	0.92%[8]	0.91%[9]	0.91%[10]

Net investment income	1.55%[6]	1.76%[7]	1.88%[8]	1.21%[9]	1.36%[10]	0.93%[6]	1.37%[7]	1.12%[8]	0.48%[9]	0.58%[10]

Supplemental Data
Net assets, end of year (000)	$551	$344	$137	$76	$139	$5,811	$2,626	$2,165	$1,688	$1,506

Portfolio turnover rate	68%	93%	81%	96%	104%	68%	93%	81%	96%	104%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[6]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.50%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[7]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.53%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2014	71

Financial Highlights	LifePath® Active 2055 Portfolio

	Institutional		Investor A		Class K		Class R
	Year Ended October 31, 2014	Period February 28, 2013[1] to October 31, 2013	Year Ended October 31, 2014	Period February 28, 2013[1] to October 31, 2013	Year Ended October 31, 2014	Period February 28, 2013[1] to October 31, 2013	Year Ended October 31, 2014	Period February 28, 2013[1] to October 31, 2013
Per Share Operating Performance
Net asset value, beginning of period	$11.43	$10.00	$11.42	$10.00	$11.44	$10.00	$11.40	$10.00

Net investment income[2]	0.19	0.08	0.13	0.06	0.20	0.08	0.12	0.04
Net realized and unrealized gain	0.87	1.35	0.88	1.36	0.87	1.36	0.86	1.36

Net increase from investment operations	1.06	1.43	1.01	1.42	1.07	1.44	0.98	1.40

Distributions from:[3]
Net investment income	(0.26)	—	(0.25)	—	(0.27)	—	(0.21)	—
Net realized gain	(0.12)	—	(0.12)	—	(0.12)	—	(0.12)	—

Total distributions	(0.38)	—	(0.37)	—	(0.39)	—	(0.33)	—

Net asset value, end of period	$12.11	$11.43	$12.06	$11.42	$12.12	$11.44	$12.05	$11.40

Total Return[4]
Based on net asset value	9.28%	14.30%[5]	8.96%	14.20%[5]	9.46%	14.40%[5]	8.71%	14.00%[5]

Ratios to Average Net Assets
Total expenses	6.44%[6]	11.19%[7,8,9]	6.74%[6]	9.51%[7,8,9]	6.05%[6]	10.80%[7,8,9]	7.49%[6]	11.84%[7,8,9]

Total expenses after fees waived and/or reimbursed	0.24%[6]	0.24%[7,9]	0.49%[6]	0.49%[7,9]	0.14%[6]	0.14%[7,9]	0.73%[6]	0.73%[7,9]

Net investment income	1.60%[6]	1.05%[7,9]	1.08%[6]	0.80%[7,9]	1.70%[6]	1.16%[7,9]	1.07%[6]	0.57%[7,9]

Supplemental Data
Net assets, end of period (000)	$30	$29	$201	$81	$2,333	$2,203	$38	$28

Portfolio turnover rate	47%	45%	47%	45%	47%	45%	47%	45%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.53%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[7]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional, Investor A, Class K and Class R would have been 12.47%, 10.80%, 12.08%, and 13.12%, respectively.

[9]	Annualized.

See Notes to Financial Statements.

72	BLACKROCK FUNDS II	OCTOBER 31, 2014

Notes to Financial Statements

1. Organization:

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. LifePath® Active 2015 Portfolio, LifePath® Active 2020 Portfolio, LifePath® Active 2025 Portfolio, LifePath® Active 2030 Portfolio, LifePath® Active 2035 Portfolio, LifePath® Active 2040 Portfolio, LifePath® Active 2045 Portfolio, LifePath® Active 2050 Portfolio and LifePath® Active 2055 Portfolio (collectively, the “Funds” or individually, a “Fund”) are each a series of the Trust. The Funds are classified as non-diversified. The Funds generally will invest in other registered investment companies, including exchange-traded funds (“ETFs”) (each an “Underlying Fund” and collectively the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the Funds. The Funds may also invest in Master Portfolios that are managed by subsidiaries of BlackRock (the “Master Portfolios”).

As of October 31, 2014, LifePath® Active 2015 Portfolio’s and LifePath® Active 2020 Portfolio’s investment in the Master Total Return Portfolio of Master Bond LLC (the “Master Total Return Portfolio”) was 31% and 26%, respectively, of each Fund’s net assets. The financial statements of the Master Total Return Portfolio, including the Schedule of Investments, can be read in conjunction with LifePath® Active 2015 Portfolio’s and LifePath® Active 2020 Portfolio’s financial statements. The Master Total Return Portfolio’s financial statements, included in filings under Master Bond LLC, are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at http://www.sec.gov. By owning shares of the Underlying Funds and investing in the Master Portfolios, each of the Funds indirectly invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in fixed income securities. Equity Underlying Funds may also include funds that invest in real estate related and other similar securities. Fixed income Underlying Funds may include funds that invest in domestic and non-U.S. bonds, U.S. Government securities, high yield (or junk) bonds, and cash or money market instruments. In addition, the Underlying Funds and Master Portfolios may invest in derivatives.

Each Fund offers multiple classes of shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with an initial sales charge, and may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. Class R Shares are sold without a sales charge and only to certain employer-sponsored retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that Investor A and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

The Funds, together with certain other registered investment companies advised by the Manager or its affiliates, are included in a complex of open-end funds referred to as the Equity-Bond Complex.

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds’ investments are valued at fair value as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair value of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

Equity investments traded on a recognized securities exchange are valued at the official close each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price. Financial futures contracts traded on exchanges are valued at their last sale price. The market value of the Funds’ investments in the Underlying Funds is based on the published NAV of each Underlying Fund computed as of the close of regular trading on the NYSE on days when the NYSE is open. The Funds record their proportionate investment in the Master Portfolios at fair value, which is based upon their pro rata ownership in the net assets of the Master Portfolios.

The Funds value their investment in BlackRock Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of

BLACKROCK FUNDS II	OCTOBER 31, 2014	73

Notes to Financial Statements (continued)

investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. Each Fund may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Investments”). When determining the price for Fair Value Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Value Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., financial futures contracts) that would be “senior securities” for 1940 Act purposes, such Fund may segregate or designate on its books and records cash or liquid securities having a market value at least equal to the amount of a Fund’s future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, such Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. The Funds record daily their proportionate share of the Master Portfolios’ income, expenses and realized and unrealized gains and losses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. In addition to the direct expenses borne by the shareholders of the Funds, the shareholders also bear indirectly a proportionate share of the expenses of the Underlying Funds in which the Funds invest. Capital gain distributions from the Underlying Funds are recorded as realized gains.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations by LifePath® Active 2055 Portfolio.

Recent Accounting Standard: In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. It is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of securities on loan and the value of the related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value — affiliated, and collateral on securities loaned at value, respectively. As of October 31, 2014, any securities on loan

74	BLACKROCK FUNDS II	OCTOBER 31, 2014

Notes to Financial Statements (continued)

were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, each Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following tables are a summary of the Funds’ securities lending agreements by counterparty which are subject to offset under an MSLA as of October 31, 2014:

LifePath® Active 2030 Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
SG Americas Securities LLC	$314,316	$(314,316)	—

LifePath® Active 2035 Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
SG Americas Securities LLC	$417,939	$(417,939)	—

LifePath® Active 2045 Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
SG Americas Securities LLC	$269,703	$(269,703)	—

LifePath® Active 2050 Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
SG Americas Securities LLC	$248,484	$(248,484)	—

LifePath® Active 2055 Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
SG Americas Securities LLC	$24,219	$(24,219)	—

[1]

Collateral with a value of $318,592, $423,624, $273,372, $251,864 and $24,548 has been received in connection with securities lending agreements for LifePath® Active 2030 Portfolio, LifePath® Active 2035 Portfolio, LifePath® Active 2045 Portfolio, LifePath® Active 2050 Portfolio and LifePath® Active 2055 Portfolio, respectively. Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities lent if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Funds could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

BLACKROCK FUNDS II	OCTOBER 31, 2014	75

Notes to Financial Statements (continued)

4. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to economically hedge their exposure to certain risks such as equity risk or interest rate risk. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Financial Futures Contracts: The Funds purchase and/or sell financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk) or changes in the value of equity securities (equity risk). Financial futures contracts are agreements between a Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Funds as unrealized appreciation or depreciation and, if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of October 31, 2014
		LifePath® Active 2015 Portfolio	LifePath® Active 2020 Portfolio		LifePath® Active 2025 Portfolio		LifePath® Active 2030 Portfolio		LifePath® Active 2035 Portfolio
		Value
	Statements of Assets and Liabilities Location	Derivative Assets	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities
Interest rate contracts	Net unrealized appreciation/depreciation[1]	$14,127	$15,268	$5,335	$13,360	$8,472	$13,360	$13,807	$9,543	$12,543
Equity contracts	Net unrealized appreciation/depreciation[1]	122,008	242,606	—	247,356	—	246,952	—	185,465	—
Total		$136,135	$257,874	$5,335	$260,716	$8,472	$260,312	$13,807	$195,008	$12,543

Fair Values of Derivative Financial Instruments as of October 31, 2014
		LifePath® Active 2040 Portfolio		LifePath® Active 2045 Portfolio		LifePath® Active 2050 Portfolio		LifePath® Active 2055 Portfolio
		Value
	Statements of Assets and Liabilities Location	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities	Derivative Assets
Interest rate contracts	Net unrealized appreciation/depreciation[1]	$9,543	$14,978	$5,726	$11,233	$5,726	$11,421	—
Equity contracts	Net unrealized appreciation/depreciation[1]	186,862	—	121,167	—	118,082	—	$23,595
Total		$196,405	$14,978	$126,893	$11,233	$123,808	$11,421	$23,595

[1]

Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

76	BLACKROCK FUNDS II	OCTOBER 31, 2014

Notes to Financial Statements (continued)

The Effect of Derivative Financial Instruments in the Statements of Operations Year Ended October 31, 2014
	LifePath® Active 2015 Portfolio	LifePath® Active 2020 Portfolio	LifePath® Active 2025 Portfolio	LifePath® Active 2030 Portfolio	LifePath® Active 2035 Portfolio	LifePath® Active 2015 Portfolio	LifePath® Active 2020 Portfolio	LifePath® Active 2025 Portfolio	LifePath® Active 2030 Portfolio	LifePath® Active 2035 Portfolio
	Net Realized Gain (Loss) From					Net Change in Unrealized Appreciation/Depreciation on
Interest rate contracts:
Financial futures contracts	$22,264	$32,628	$26,294	$19,948	$15,085	$6,855	$2,661	$(1,020)	$(6,355)	$(6,181)
Equity contracts:
Financial futures contracts	53,691	112,254	147,673	140,124	121,062	114,091	232,050	236,800	237,715	180,187

Total	$75,955	$144,882	$173,967	$160,072	$136,147	$120,946	$234,711	$235,780	$231,360	$174,006

The Effect of Derivative Financial Instruments in the Statements of Operations Year Ended October 31, 2014
	LifePath® Active 2040 Portfolio	LifePath® Active 2045 Portfolio	LifePath® Active 2050 Portfolio	LifePath® Active 2055 Portfolio	LifePath® Active 2040 Portfolio	LifePath® Active 2045 Portfolio	LifePath® Active 2050 Portfolio	LifePath® Active 2055 Portfolio
	Net Realized Gain (Loss) From				Net Change in Unrealized Appreciation/Depreciation on
Interest rate contracts:
Financial futures contracts	$6,862	$(2,163)	$(9,143)	$947	$(8,616)	$(6,870)	$(6,150)	—
Equity contracts:
Financial futures contracts	131,352	91,781	86,797	21,411	180,264	117,208	115,443	$22,275

Total	$138,214	$89,618	$77,654	$22,358	$171,648	$110,338	$109,293	$22,275

For the year ended October 31, 2014, the average quarterly balances of outstanding derivative financial instruments were as follows:

	LifePath® Active 2015 Portfolio	LifePath® Active 2020 Portfolio	LifePath® Active 2025 Portfolio	LifePath® Active 2030 Portfolio	LifePath® Active 2035 Portfolio	LifePath® Active 2040 Portfolio	LifePath® Active 2045 Portfolio	LifePath® Active 2050 Portfolio	LifePath® Active 2055 Portfolio
Financial futures contracts:
Average number of contracts purchased	15	22	23	22	16	17	10	8	2
Average number of contracts sold	4	8	8	10	7	10	7	7	2	[1]
Average notional value of contracts purchased	$1,417,298	$2,132,079	$2,254,271	$2,203,570	$1,605,168	$1,675,376	$988,122	$795,728	$200,705
Average notional value of contracts sold	$513,957	$1,009,418	$1,013,602	$1,234,246	$865,301	$1,239,863	$900,664	$807,442	$250,437	[1]

[1]	Actual amounts for the period shown due to limited outstanding derivative financial instruments as of each quarter.

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instrument, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to a Fund.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock.

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager does not receive any management fees from the Funds for its investment advisory services.

BLACKROCK FUNDS II	OCTOBER 31, 2014	77

Notes to Financial Statements (continued)

The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Funds pay BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A and Class R shareholders.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the year ended October 31, 2014, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Class K	Class R	Total
LifePath® Active 2015 Portfolio	$17	$232	$10	$68	$327
LifePath® Active 2020 Portfolio	$17	$454	$12	$73	$556
LifePath® Active 2025 Portfolio	$11	$669	$12	$107	$799
LifePath® Active 2030 Portfolio	$19	$574	$15	$66	$674
LifePath® Active 2035 Portfolio	$15	$481	$14	$36	$546
LifePath® Active 2040 Portfolio	$21	$648	$20	$71	$760
LifePath® Active 2045 Portfolio	$17	$592	$24	$31	$664
LifePath® Active 2050 Portfolio	$17	$440	$14	$59	$530
LifePath® Active 2055 Portfolio	$22	$142	$23	$20	$207

BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) and the Manager act as co-administrators for the Funds. For these services, the co-administrators receive an administration fee computed daily and payable monthly to each administrator pursuant to separate fee arrangements, based on a percentage of the average daily net assets of each Fund. The combined administration fee, which is shown as administration in the Statements of Operations, is paid at the following annual rates. In addition, each of the share classes is charged an administration fee, which is shown as administration — class specific in the Statements of Operations, based on the following percentages of average daily net assets of each respective class:

Average Daily Net Assets	Administration Fee	Administration Fee — Class Specific
First $500 Million	0.075%	0.025%
$500 Million - $1 Billion	0.065%	0.015%
Greater than $1 Billion	0.055%	0.005%

BNYMIS and the Manager may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Fund or a share class, which are included in administration fees waived and administration fees waived — class specific in the Statements of Operations.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Funds’ business. The expense limitations as a percentage of average daily net assets are as follows: 1.10% for Institutional; 1.35% for Investor A; 1.00% for Class K and 1.59% for Class R. This agreement will automatically renew on March 1 of each year for an additional year until March 1, 2024, unless terminated earlier by the Board, including a majority of the Independent Trustees.

In addition, the Manager has contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Funds’ business. The expense limitations as a percentage of average daily net assets are as follows: 0.10% for Institutional; 0.35% for Investor A; 0.00% for Class K and 0.59% for Class R. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to March 1, 2015 unless approved by the Board, including a majority of the Independent Trustees. The contractual waiver

78	BLACKROCK FUNDS II	OCTOBER 31, 2014

Notes to Financial Statements (continued)

or reimbursement excludes expenses allocated from the Master Portfolios in which the Funds invest. Such expenses include, but are not limited to, investment advisory fees charged to the Master Portfolios. For the year ended October 31, 2014, amounts waived or reimbursed are shown as administration fees waived, administration fees waived — class specific, transfer agent fees waived — class specific, transfer agent fees reimbursed — class specific and expenses reimbursed by Manager, respectively, in the Statements of Operations.

Class specific waivers or reimbursements are as follows:

Administration Fees Waived
	Institutional	Investor A	Class K	Class R	Total
LifePath® Active 2015 Portfolio	$20	$4,282	$145	$1,221	$5,668
LifePath® Active 2020 Portfolio	$27	$4,731	$274	$2,452	$7,484
LifePath® Active 2025 Portfolio	$1	$4,336	$133	$2,530	$7,000
LifePath® Active 2030 Portfolio	$23	$4,620	$271	$2,287	$7,201
LifePath® Active 2035 Portfolio	$12	$2,654	$207	$1,442	$4,315
LifePath® Active 2040 Portfolio	$25	$3,075	$161	$1,631	$4,892
LifePath® Active 2045 Portfolio	$18	$1,530	$119	$892	$2,559
LifePath® Active 2050 Portfolio	$38	$1,369	$111	$893	$2,411
LifePath® Active 2055 Portfolio	$7	$38	$566	$8	$619

Transfer Agent Fees Waived
	Institutional	Investor A	Class K	Class R	Total
LifePath® Active 2015 Portfolio	$17	$232	$10	$68	$327
LifePath® Active 2020 Portfolio	$17	$454	$12	$73	$556
LifePath® Active 2025 Portfolio	$7	$561	$12	$107	$687
LifePath® Active 2030 Portfolio	$19	$572	$15	$66	$672
LifePath® Active 2035 Portfolio	$15	$481	$14	$36	$546
LifePath® Active 2040 Portfolio	$21	$648	$20	$71	$760
LifePath® Active 2045 Portfolio	$17	$592	$24	$23	$656
LifePath® Active 2050 Portfolio	$17	$440	$14	$59	$530
LifePath® Active 2055 Portfolio	$18	$142	$22	$20	$202

Transfer Agent Fees Reimbursed
	Institutional	Investor A	Class K	Class R	Total
LifePath® Active 2015 Portfolio	$168	$7,519	$226	$4,769	$12,682
LifePath® Active 2020 Portfolio	$107	$9,283	$246	$2,452	$12,088
LifePath® Active 2025 Portfolio	$16	$7,197	$283	$4,908	$12,404
LifePath® Active 2030 Portfolio	$162	$5,876	$335	$3,631	$10,004
LifePath® Active 2035 Portfolio	$113	$6,894	$255	$4,815	$12,077
LifePath® Active 2040 Portfolio	$182	$11,190	$305	$7,262	$18,939
LifePath® Active 2045 Portfolio	$208	$9,138	$386	$5,150	$14,882
LifePath® Active 2050 Portfolio	$195	$15,301	$307	$7,797	$23,600
LifePath® Active 2055 Portfolio	$66	$456	$13	$262	$797

If during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

BLACKROCK FUNDS II	OCTOBER 31, 2014	79

Notes to Financial Statements (continued)

On October 31, 2014, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring October 31,
	2015	2016
LifePath® Active 2015 Portfolio
Fund Level	$179,326	$170,691
Institutional	$198	$205
Investor A	$6,689	$12,033
Class K	$461	$381
Class R	$8,647	$6,058
LifePath® Active 2020 Portfolio
Fund Level	$187,885	$193,753
Institutional	$200	$151
Investor A	$8,866	$14,468
Class K	$642	$532
Class R	$5,595	$4,977
LifePath® Active 2025 Portfolio
Fund Level	$177,359	$192,682
Institutional	$169	$24
Investor A	$6,599	$12,094
Class K	$520	$428
Class R	$6,123	$7,545
LifePath® Active 2030 Portfolio
Fund Level	$181,936	$188,232
Institutional	$224	$204
Investor A	$6,975	$11,068
Class K	$725	$621
Class R	$8,453	$5,984
LifePath® Active 2035 Portfolio
Fund Level	$153,364	$155,483
Institutional	$172	$140
Investor A	$7,805	$10,029
Class K	$524	$476
Class R	$6,270	$6,293
LifePath® Active 2040 Portfolio
Fund Level	$165,043	$160,545
Institutional	$247	$228
Investor A	$10,923	$14,913
Class K	$618	$486
Class R	$10,467	$8,964
LifePath® Active 2045 Portfolio
Fund Level	$141,552	$145,072
Institutional	$240	$243
Investor A	$8,649	$11,260
Class K	$661	$529
Class R	$7,112	$6,065
LifePath® Active 2050 Portfolio
Fund Level	$139,017	$142,660
Institutional	$224	$250
Investor A	$11,995	$17,110
Class K	$481	$432
Class R	$10,939	$8,749
LifePath® Active 2055 Portfolio
Fund Level	$114,759	$145,526
Institutional	$55	$91
Investor A	$108	$636
Class K	$442	$601
Class R	$84	$290

80	BLACKROCK FUNDS II	OCTOBER 31, 2014

Notes to Financial Statements (continued)

The following Fund level and class specific waivers and/or reimbursements previously recorded by the Funds, which were subject to recoupment by the Manager, expired on October 31, 2014:

LifePath® Active 2015 Portfolio
Fund Level	$139,897
Investor A	$22
Class K	$302
LifePath® Active 2020 Portfolio
Fund Level	$149,257
Class K	$656
LifePath® Active 2025 Portfolio
Fund Level	$135,661
Investor A	$273
Class K	$365
Class R	$61
LifePath® Active 2030 Portfolio
Fund Level	$146,188
Class K	$542
LifePath® Active 2035 Portfolio
Fund Level	$126,407
Investor A	$1,336
Class K	$450
Class R	$3,825
LifePath® Active 2040 Portfolio
Fund Level	$130,005
Investor A	$2,277
Class K	$458
Class R	$4,556
LifePath® Active 2045 Portfolio
Fund Level	$120,131
Investor A	$3,580
Class K	$592
Class R	$4,703
LifePath® Active 2050 Portfolio
Fund Level	$118,472
Investor A	$6,780
Class K	$347
Class R	$8,123

For the year ended October 31, 2014, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

LifePath® Active 2015 Portfolio	$1,292
LifePath® Active 2020 Portfolio	$1,952
LifePath® Active 2025 Portfolio	$3,352
LifePath® Active 2030 Portfolio	$2,302
LifePath® Active 2035 Portfolio	$2,379
LifePath® Active 2040 Portfolio	$2,083
LifePath® Active 2045 Portfolio	$1,464
LifePath® Active 2050 Portfolio	$1,093
LifePath® Active 2055 Portfolio	$218

For the year ended October 31, 2014, affiliates received CDSCs relating to transactions in LifePath® Active 2015 Portfolio’s Investor A and LifePath® Active 2020 Portfolio’s Investor A Shares of $100 each.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment advisor to the private investment company will not charge any advisory fees with respect to shares purchased by the Funds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

BLACKROCK FUNDS II	OCTOBER 31, 2014	81

Notes to Financial Statements (continued)

Pursuant to a securities lending agreement effective February 1, 2014, each Fund retains 75% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Bond Complex in a calendar year exceeds the aggregate securities lending income earned across the Equity-Bond Complex in the calendar year 2013, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income as follows: 80% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment expenses.

Prior to February 1, 2014, each Fund retained 65% of securities lending income and paid a fee to BIM equal to 35% of such income.

The share of securities lending income earned by each Fund is shown as securities lending — affiliated — net in the Statements of Operations. For the year ended October 31, 2014, each Fund paid BIM the following amounts for securities lending agent services:

LifePath® Active 2015 Portfolio	$732
LifePath® Active 2020 Portfolio	$1,250
LifePath® Active 2025 Portfolio	$950
LifePath® Active 2030 Portfolio	$984
LifePath® Active 2035 Portfolio	$440
LifePath® Active 2040 Portfolio	$578
LifePath® Active 2045 Portfolio	$262
LifePath® Active 2050 Portfolio	$306
LifePath® Active 2055 Portfolio	$23

The Funds recorded payments from an affiliate to compensate for foregone securities lending revenue, which is shown as other income — affiliated in the Statements of Operations.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Statements of Operations.

6. Purchases and Sales:

For the year ended October 31, 2014, purchases and sales of investments in the Underlying Funds and Master Portfolios, excluding short-term securities, were as follows:

	Purchases	Sales
LifePath® Active 2015 Portfolio	$10,866,126	$9,422,297
LifePath® Active 2020 Portfolio	$16,943,662	$11,778,362
LifePath® Active 2025 Portfolio	$15,417,789	$13,486,858
LifePath® Active 2030 Portfolio	$15,316,801	$13,032,447
LifePath® Active 2035 Portfolio	$13,676,208	$9,810,442
LifePath® Active 2040 Portfolio	$11,104,870	$10,568,000
LifePath® Active 2045 Portfolio	$9,648,284	$7,266,310
LifePath® Active 2050 Portfolio	$8,942,803	$6,116,680
LifePath® Active 2055 Portfolio	$1,103,633	$1,403,677

7. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for each of the four years ended September 30, 2014. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

82	BLACKROCK FUNDS II	OCTOBER 31, 2014

Notes to Financial Statements (continued)

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of October 31, 2014, the following permanent differences attributable to foreign currency transactions, non-deductible expenses and distributions received from a regulated investment company were reclassified to the following accounts:

	LifePath® Active 2015 Portfolio	LifePath® Active 2020 Portfolio	LifePath® Active 2025 Portfolio	LifePath® Active 2030 Portfolio	LifePath® Active 2035 Portfolio
Undistributed net investment income	$84,156	$111,926	$128,943	$133,748	$72,868
Undistributed net realized gain	$(84,156)	$(111,926)	$(128,943)	$(133,748)	$(72,868)

	LifePath® Active 2040 Portfolio	LifePath® Active 2045 Portfolio	LifePath® Active 2050 Portfolio	LifePath® Active 2055 Portfolio
Paid-in capital	—	—	—	$(185)
Undistributed net investment income	$106,666	$50,525	$29,583	$10,466
Undistributed net realized gain	$(106,666)	$(50,525)	$(29,583)	$(10,281)

The tax character of distributions paid was as follows:

	LifePath® Active 2015 Portfolio	LifePath® Active 2020 Portfolio	LifePath® Active 2025 Portfolio	LifePath® Active 2030 Portfolio	LifePath® Active 2035 Portfolio
Ordinary income
10/31/14	$519,556	$867,203	$718,629	$843,611	$404,656
10/31/13	447,663	539,816	361,008	436,457	195,456
Long-term capital gains
10/31/14	973,420	1,299,673	718,361	1,358,634	771,736
10/31/13	203,785	255,645	164,220	236,122	161,773
Total
10/31/14	$1,492,976	$2,166,876	$1,436,990	$2,202,245	$1,176,392

10/31/13	$651,448	$795,461	$525,228	$672,579	$357,229

	LifePath® Active 2040 Portfolio	LifePath® Active 2045 Portfolio	LifePath® Active 2050 Portfolio	LifePath® Active 2055 Portfolio
Ordinary income
10/31/14	$516,893	$292,952	$220,632	$71,414
10/31/13	234,369	109,581	93,943	—
Long-term capital gains
10/31/14	833,899	326,482	262,780	7,440
10/31/13	152,180	42,381	47,168	—
Total
10/31/14	$1,350,792	$619,434	$483,412	$78,854

10/31/13	$386,549	$151,962	$141,111	—

As of October 31, 2014, the tax components of accumulated net earnings were as follows:

	LifePath® Active 2015 Portfolio	LifePath® Active 2020 Portfolio	LifePath® Active 2025 Portfolio	LifePath® Active 2030 Portfolio	LifePath® Active 2035 Portfolio
Undistributed ordinary income	$666,785	$574,032	$595,350	$484,922	$221,510
Undistributed long-term capital gains	991,978	1,272,278	1,324,617	1,533,876	857,927
Net unrealized gains[1]	1,236,610	2,188,967	2,606,237	2,844,021	1,695,401
Total	$2,895,373	$4,035,277	$4,526,204	$4,862,819	$2,774,838

[1]

The differences between book-basis and tax-basis net unrealized gains were attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain futures contracts and the timing and recognition of partnership income.

BLACKROCK FUNDS II	OCTOBER 31, 2014	83

Notes to Financial Statements (continued)

	LifePath® Active 2040 Portfolio	LifePath® Active 2045 Portfolio	LifePath® Active 2050 Portfolio	LifePath® Active 2055 Portfolio
Undistributed ordinary income	$289,111	$114,970	$79,201	$26,554
Undistributed long-term capital gains	1,380,496	645,285	582,416	164,197
Net unrealized gains[1]	2,114,970	1,162,813	1,057,817	244,162
Total	$3,784,577	$1,923,068	$1,719,434	$434,913

[1]

The differences between book-basis and tax-basis net unrealized gains were attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain futures contracts and the timing and recognition of partnership income.

As of October 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	LifePath® Active 2015 Portfolio	LifePath® Active 2020 Portfolio	LifePath® Active 2025 Portfolio	LifePath® Active 2030 Portfolio	LifePath® Active 2035 Portfolio
Tax cost	$22,791,489	$30,952,800	$28,052,395	$28,258,102	$19,491,108

Gross unrealized appreciation	$3,012,804	$4,591,818	$4,797,969	$4,738,908	$2,719,250
Gross unrealized depreciation	(1,853,117)	(2,570,713)	(2,359,388)	(2,062,831)	(1,145,816)

Net unrealized appreciation	$1,159,687	$2,021,105	$2,438,581	$2,676,077	$1,573,434

	LifePath® Active 2040 Portfolio	LifePath® Active 2045 Portfolio	LifePath® Active 2050 Portfolio	LifePath® Active 2055 Portfolio
Tax cost	$19,017,426	$12,542,990	$11,552,432	$2,358,863

Gross unrealized appreciation	$3,183,763	$1,833,357	$1,685,988	$312,824
Gross unrealized depreciation	(1,190,938)	(747,521)	(705,054)	(84,372)

Net unrealized appreciation	$1,992,825	$1,085,836	$980,934	$228,452

8. Bank Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $1.1 billion credit agreement with a group of lenders, under which the Funds may borrow to fund shareholder redemptions. The agreement expires in April 2015. Excluding commitments designated for a certain individual fund, other Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $650 million, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. Participating Funds paid administration and arrangement fees, which are included in miscellaneous expenses in the Statements of Operations, and along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. The Funds did not borrow under the credit agreement during the year ended October 31, 2014.

9. Principal Risks:

In the normal course of business, through their investments in the Underlying Funds and Master Portfolios, the Funds enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

84	BLACKROCK FUNDS II	OCTOBER 31, 2014

Notes to Financial Statements (continued)

10. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended October 31, 2014		Period November 27, 2012[1] to October 31, 2013
LifePath® Active 2015 Portfolio	Shares	Amount	Shares	Amount
Institutional
Shares sold	5,866	$66,005	8,382	$90,357
Shares issued in reinvestment of distributions	156	1,684	7	73
Shares redeemed	—	—	(3,936)	(44,788)

Net increase	6,022	$67,689	4,453	$45,642

			Year Ended October 31, 2013
			Shares	Amount
Investor A
Shares sold	787,395	$8,698,557	677,176	$7,336,222
Shares issued in reinvestment of distributions	97,795	1,047,383	34,086	354,154
Shares redeemed	(674,361)	(7,474,994)	(244,110)	(2,645,172)

Net increase	210,829	$2,270,946	467,152	$5,045,204

Class K
Shares sold	10,711	$119,407	39,229	$421,659
Shares issued in reinvestment of distributions	2,983	32,154	258	2,692
Shares redeemed	(5,704)	(64,321)	(6,771)	(73,281)

Net increase	7,990	$87,240	32,716	$351,070

Class R
Shares sold	582,679	$6,472,144	235,522	$2,549,303
Shares issued in reinvestment of distributions	37,417	401,485	27,711	288,199
Shares redeemed	(599,761)	(6,600,902)	(503,719)	(5,419,749)

Net increase (decrease)	20,335	$272,727	(240,486)	$(2,582,247)

Total Net Increase	245,176	$2,698,602	263,835	$2,859,669

			Period November 27, 2012[1] to October 31, 2013
LifePath® Active 2020 Portfolio			Shares	Amount
Institutional
Shares sold	12,302	$133,605	7,452	$82,716
Shares issued in reinvestment of distributions	458	4,908	10	101
Shares redeemed	(6,009)	(65,631)	(256)	(2,690)

Net increase	6,751	$72,882	7,206	$80,127

			Year Ended October 31, 2013
			Shares	Amount
Investor A
Shares sold	1,248,651	$13,711,085	883,495	$9,568,980
Shares issued in reinvestment of distributions	125,034	1,332,861	42,739	438,932
Shares redeemed	(869,351)	(9,549,496)	(501,260)	(5,445,313)

Net increase	504,334	$5,494,450	424,974	$4,562,599

[1]	Commencement of Operations

BLACKROCK FUNDS II	OCTOBER 31, 2014	85

Notes to Financial Statements (continued)

	Year Ended October 31, 2014		Year Ended October 31, 2013
LifePath® Active 2020 Portfolio (concluded)	Shares	Amount	Shares	Amount

Class K
Shares sold	41,874	$467,937	47,623	$509,763
Shares issued in reinvestment of distributions	4,518	48,436	833	8,601
Shares redeemed	(4,657)	(51,408)	(22,289)	(237,158)

Net increase	41,735	$464,965	26,167	$281,206

Class R
Shares sold	672,215	$7,316,313	282,597	$3,019,429
Shares issued in reinvestment of distributions	67,806	718,071	31,837	325,057
Shares redeemed	(669,339)	(7,316,524)	(361,471)	(3,860,018)

Net increase (decrease)	70,682	$717,860	(47,037)	$(515,532)

Total Net Increase	623,502	$6,750,157	411,310	$4,408,400

			Period November 27, 2012[1] to October 31, 2013
LifePath® Active 2025 Portfolio			Shares	Amount
Institutional
Shares sold	33,782	$382,627	2,820	$28,816
Shares issued in reinvestment of distributions	1,946	21,237	—	—
Shares redeemed	(419)	(4,612)	(133)	(1,452)

Net increase	35,309	$399,252	2,687	$27,364

			Year Ended October 31, 2013
			Shares	Amount
Investor A
Shares sold	930,747	$10,426,685	1,026,367	$10,749,257
Shares issued in reinvestment of distributions	85,249	926,656	30,192	300,420
Shares redeemed	(1,122,255)	(12,518,235)	(252,674)	(2,679,014)

Net increase (decrease)	(106,259)	$(1,164,894)	803,885	$8,370,663

Class K
Shares sold	14,911	$167,759	30,087	$319,730
Shares issued in reinvestment of distributions	1,971	21,540	333	3,323
Shares redeemed	(9,844)	(111,510)	(6,168)	(65,199)

Net increase	7,038	$77,789	24,252	$257,854

Class R
Shares sold	819,804	$9,187,363	396,115	$4,160,955
Shares issued in reinvestment of distributions	40,695	440,320	20,771	205,633
Shares redeemed	(481,250)	(5,363,350)	(318,354)	(3,327,258)

Net increase	379,249	$4,264,333	98,532	$1,039,330

Total Net Increase	315,337	$3,576,480	929,356	$9,695,211

[1]	Commencement of operations.

86	BLACKROCK FUNDS II	OCTOBER 31, 2014

Notes to Financial Statements (continued)

	Year Ended October 31, 2014		Period November 27, 2012[1] to October 31, 2013
LifePath® Active 2030 Portfolio	Shares	Amount	Shares	Amount
Institutional
Shares sold	8,457	$91,635	3,512	$35,506
Shares issued in reinvestment of distributions	378	3,983	3	31
Shares redeemed	(2,355)	(25,087)	(1)	(5)

Net increase	6,480	$70,531	3,514	$35,532

			Year Ended October 31, 2013
			Shares	Amount
Investor A
Shares sold	748,043	$8,016,254	909,596	$9,388,733
Shares issued in reinvestment of distributions	130,422	1,362,913	33,652	326,765
Shares redeemed	(591,166)	(6,333,791)	(345,964)	(3,594,913)

Net increase	287,299	$3,045,376	597,284	$6,120,585

Class K
Shares sold	16,340	$177,198	52,311	$534,749
Shares issued in reinvestment of distributions	5,757	60,619	400	3,907
Shares redeemed	(9,830)	(107,264)	(4,838)	(51,497)

Net increase	12,267	$130,553	47,873	$487,159

Class R
Shares sold	449,022	$4,784,062	215,353	$2,193,448
Shares issued in reinvestment of distributions	61,338	639,143	32,086	310,600
Shares redeemed	(323,255)	(3,481,247)	(502,580)	(5,078,884)

Net increase (decrease)	187,105	$1,941,958	(255,141)	$(2,574,836)

Total Net Increase	493,151	$5,188,418	393,530	$4,068,440

			Period November 27, 2012[1] to October 31, 2013
LifePath® Active 2035 Portfolio			Shares	Amount
Institutional
Shares sold	6,430	$72,495	3,325	$33,452
Shares issued in reinvestment of distributions	14	149	6	60
Shares redeemed	(1)	(8)	(697)	(7,464)

Net increase	6,443	$72,636	2,634	$26,048

			Year Ended October 31, 2013
			Shares	Amount
Investor A
Shares sold	793,855	$8,701,419	425,121	$4,468,678
Shares issued in reinvestment of distributions	64,360	686,079	21,349	208,157
Shares redeemed	(530,035)	(5,818,101)	(186,826)	(1,969,473)

Net increase	328,180	$3,569,397	259,644	$2,707,362

[1]	Commencement of Operations

BLACKROCK FUNDS II	OCTOBER 31, 2014	87

Notes to Financial Statements (continued)

	Year Ended October 31, 2014		Year Ended October 31, 2013
LifePath® Active 2035 Portfolio (concluded)	Shares	Amount	Shares	Amount

Class K
Shares sold	20,364	$226,683	41,936	$436,946
Shares issued in reinvestment of distributions	4,836	51,893	412	4,042
Shares redeemed	(10,593)	(116,448)	(2,231)	(23,641)

Net increase	14,607	$162,128	40,117	$417,347

Class R
Shares sold	577,695	$6,342,702	235,678	$2,444,072
Shares issued in reinvestment of distributions	37,713	399,760	13,819	134,195
Shares redeemed	(317,337)	(3,495,122)	(147,901)	(1,534,594)

Net increase	298,071	$3,247,340	101,596	$1,043,673

Total Net Increase	647,301	$7,051,501	403,991	$4,194,430

			Period November 27, 2012[1] to October 31, 2013
LifePath® Active 2040 Portfolio			Shares	Amount
Institutional
Shares sold	2,315	$26,293	8,741	$91,066
Shares issued in reinvestment of distributions	423	4,638	41	398
Shares redeemed	(23)	(252)	(1,106)	(11,858)

Net increase	2,715	$30,679	7,676	$79,606

			Year Ended October 31, 2013
			Shares	Amount
Investor A
Shares sold	394,315	$4,384,312	590,058	$6,221,533
Shares issued in reinvestment of distributions	80,098	871,467	22,133	215,802
Shares redeemed	(357,131)	(3,955,040)	(217,329)	(2,288,607)

Net increase	117,282	$1,300,739	394,862	$4,148,728

Class K
Shares sold	42,785	$481,704	15,949	$167,400
Shares issued in reinvestment of distributions	1,849	20,278	612	6,008
Shares redeemed	(11,920)	(133,589)	(16,118)	(162,644)

Net increase	32,714	$368,393	443	$10,764

Class R
Shares sold	364,295	$4,054,109	246,409	$2,561,129
Shares issued in reinvestment of distributions	38,380	416,809	15,843	154,160
Shares redeemed	(266,928)	(2,973,124)	(281,449)	(2,912,958)

Net increase (decrease)	135,747	$1,497,794	(19,197)	$(197,669)

Total Net Increase	288,458	$3,197,605	383,784	$4,041,429

[1]	Commencement of Operations

88	BLACKROCK FUNDS II	OCTOBER 31, 2014

Notes to Financial Statements (continued)

	Year Ended October 31, 2014		Period November 27, 2012[1] to October 31, 2013
LifePath® Active 2045 Portfolio	Shares	Amount	Shares	Amount
Institutional
Shares sold	339	$4,054	5,991	$65,581
Shares issued in reinvestment of distributions	267	3,123	4	39
Shares redeemed	(747)	(8,859)	(3)	(32)

Net increase (decrease)	(141)	$(1,682)	5,992	$65,588

			Year Ended October 31, 2013
			Shares	Amount
Investor A
Shares sold	504,252	$6,004,261	271,103	$3,001,289
Shares issued in reinvestment of distributions	29,325	339,582	7,593	77,305
Shares redeemed	(416,376)	(4,946,427)	(124,307)	(1,373,752)

Net increase	117,201	$1,397,416	154,389	$1,704,842

Class K
Shares sold	22,673	$274,130	18,612	$204,614
Shares issued in reinvestment of distributions	1,971	23,119	187	1,923
Shares redeemed	(9,870)	(117,946)	(6,969)	(74,501)

Net increase	14,774	$179,303	11,830	$132,036

Class R
Shares sold	443,040	$5,224,020	151,167	$1,627,628
Shares issued in reinvestment of distributions	20,497	236,139	6,522	66,009
Shares redeemed	(208,785)	(2,448,638)	(116,781)	(1,274,277)

Net increase	254,752	$3,011,521	40,908	$419,360

Total Net Increase	386,586	$4,586,558	213,119	$2,321,826

			Period November 27, 2012[1] to October 31, 2013
LifePath® Active 2050 Portfolio			Shares	Amount
Institutional
Shares sold	3,214	$35,942	13,885	$140,850
Shares issued in reinvestment of distributions	637	6,888	4	38
Shares redeemed	(193)	(2,152)	(1,664)	(17,756)

Net increase	3,658	$40,678	12,225	$123,132

			Year Ended October 31, 2013
			Shares	Amount
Investor A
Shares sold	510,833	$5,617,553	221,139	$2,239,775
Shares issued in reinvestment of distributions	25,878	277,151	7,256	67,188
Shares redeemed	(367,633)	(4,041,135)	(77,994)	(785,286)

Net increase	169,078	$1,853,569	150,401	$1,521,677

[1]	Commencement of Operations

BLACKROCK FUNDS II	OCTOBER 31, 2014	89

Notes to Financial Statements (continued)

	Year Ended October 31, 2014		Year Ended October 31, 2013
LifePath® Active 2050 Portfolio (concluded)	Shares	Dollars	Shares	Dollars

Class K
Shares sold	19,412	$214,251	23,240	$236,358
Shares issued in reinvestment of distributions	1,905	20,598	250	2,332
Shares redeemed	(3,647)	(40,589)	(7,039)	(69,601)

Net increase	17,670	$194,260	16,451	$169,089

Class R
Shares sold	430,448	$4,715,000	142,942	$1,413,783
Shares issued in reinvestment of distributions	16,128	172,411	7,217	66,684
Shares redeemed	(164,709)	(1,803,727)	(142,924)	(1,434,406)

Net increase	281,867	$3,083,684	7,235	$46,061

Total Net Increase	472,273	$5,172,191	186,312	$1,859,959

			Period February 28, 2013[1] to October 31, 2013
LifePath® Active 2055 Portfolio			Shares	Amount
Institutional
Shares sold	—	—	2,500	$25,002

Net increase	—	—	2,500	$25,002

Investor A
Shares sold	12,148	$140,748	7,262	$76,306
Shares issued in reinvestment of distributions	215	2,475	—	—
Shares redeemed	(2,857)	(33,509)	(131)	(1,494)

Net increase	9,506	$109,714	7,131	$74,812

Class K
Shares sold	—	—	192,500	$1,925,000

Net increase	—	—	192,500	$1,925,000

Class R
Shares sold	1,873	$22,295	2,500	$25,002
Shares redeemed	(1,181)	(14,332)	—	—

Net increase	692	$7,963	2,500	$25,002

Total Net Increase	10,198	$117,677	204,632	$2,049,816

[1]	Commencement of Operations

At October 31, 2014, shares owned by affiliates were as follows:

Shares	LifePath® Active 2015 Portfolio	LifePath® Active 2020 Portfolio	LifePath® Active 2025 Portfolio	LifePath® Active 2030 Portfolio	LifePath® Active 2035 Portfolio	LifePath® Active 2040 Portfolio	LifePath® Active 2045 Portfolio	LifePath® Active 2050 Portfolio	LifePath® Active 2055 Portfolio
Institutional	2,332	2,365	2,463	2,513	2,488	2,515	2,413	2,651	2,500
Investor A	—	—	—	—	—	—	—	—	2,500
Class K	2,000	2,000	2,000	2,000	2,000	2,000	2,000	2,000	192,500
Class R	—	—	—	—	—	—	—	—	2,500

90	BLACKROCK FUNDS II	OCTOBER 31, 2014

Notes to Financial Statements (concluded)

11. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following item was noted:

Effective November 25, 2014, the credit agreement was amended to an aggregate commitment amount of $2.1 billion, of which, the Participating Funds, including the Funds, can borrow up to $1.6 billion, subject to asset coverage and other limitations as specified in the agreement.

BLACKROCK FUNDS II	OCTOBER 31, 2014	91

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds II and Shareholders of LifePath® Active 2015 Portfolio, LifePath® Active 2020 Portfolio, LifePath® Active 2025 Portfolio, LifePath® Active 2030 Portfolio, LifePath® Active 2035 Portfolio, LifePath® Active 2040 Portfolio, LifePath® Active 2045 Portfolio, LifePath® Active 2050 Portfolio and LifePath® Active 2055 Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of LifePath® Active 2015 Portfolio, LifePath® Active 2020 Portfolio, LifePath® Active 2025 Portfolio, LifePath® Active 2030 Portfolio, LifePath® Active 2035 Portfolio, LifePath® Active 2040 Portfolio, LifePath® Active 2045 Portfolio LifePath® Active 2050 Portfolio, LifePath® Active 2055 Portfolio (nine of the funds constituting BlackRock Funds II, hereafter collectively referred to as the “Funds”) at October 31, 2014, and the results of each of their operations, the changes in each of their net assets and each of their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian and the transfer agent of the underlying funds, provide a reasonable basis for our opinion. The financial statements and financial highlights of the LifePath® Active 2015 Portfolio, LifePath® Active 2020 Portfolio, LifePath® Active 2025 Portfolio, LifePath® Active 2030 Portfolio, LifePath® Active 2035 Portfolio, LifePath® Active 2040 Portfolio, LifePath® Active 2045 Portfolio and LifePath® Active 2050 Portfolio as of October 31, 2013 and for the periods November 1, 2009 to October 31, 2013 were audited by other auditors whose report dated December 23, 2013 expressed an unqualified opinion on those statements. The financial statements and financial highlights of LifePath® Active 2055 Portfolio as of October 31, 2013 and for the period February 28, 2013 (commencement of operations) to October 31, 2013 were audited by other auditors whose report dated December 23, 2013 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2014

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by the Funds during the fiscal year ended October 31, 2014:

	Payable Date	Qualified Dividend Income for Individuals[1]	Distributions Qualifying for the Dividends Received Deduction for Corporations[1]	Federal Obligation Interest[2]	Interest-Related Distributions and Qualified Short-Term Capital Gains for non-U.S. Residents[3]
LifePath® Active 2015 Portfolio	12/27/13	24.28%	15.59%	5.54%	61.06%
LifePath® Active 2020 Portfolio	12/27/13	22.41%	14.49%	3.62%	56.68%
LifePath® Active 2025 Portfolio	12/27/13	31.84%	20.33%	2.13%	52.16%
LifePath® Active 2030 Portfolio	12/27/13	31.95%	20.27%	2.18%	49.66%
LifePath® Active 2035 Portfolio	12/27/13	36.90%	23.89%	—	52.33%
LifePath® Active 2040 Portfolio	12/27/13	40.01%	25.80%	—	47.23%
LifePath® Active 2045 Portfolio	12/27/13	33.13%	18.95%	—	53.33%
LifePath® Active 2050 Portfolio	12/27/13	36.36%	22.04%	—	46.95%
LifePath® Active 2055 Portfolio	12/27/13	43.40%	26.99%	—	22.98%

[1]	The Funds hereby designate the percentage indicated above or the maximum amount allowable by law.

[2]

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the distributions you received is exempt from state income taxes.

[3]	Represents the portion of the taxable ordinary income distributions eligible for exemptions from U.S. withholding tax for nonresident aliens and foreign corporations.

Additionally, the Funds distributed long-term capital gains per share to shareholders of record on December 24, 2013 as follows:

LifePath® Active 2015 Portfolio	$0.499044
LifePath® Active 2020 Portfolio	$0.566353
LifePath® Active 2025 Portfolio	$0.296821
LifePath® Active 2030 Portfolio	$0.570686
LifePath® Active 2035 Portfolio	$0.611411
LifePath® Active 2040 Portfolio	$0.529170
LifePath® Active 2045 Portfolio	$0.434855
LifePath® Active 2050 Portfolio	$0.380785
LifePath® Active 2055 Portfolio	$0.035985

92	BLACKROCK FUNDS II	OCTOBER 31, 2014

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock Funds II (the “Trust”) met in person on April 8, 2014 (the “April Meeting”) and May 13-14, 2014 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement” or the “Agreement”) between the Trust, on behalf of LifePath® Active 2015 Portfolio (the “2015 Fund”), LifePath® Active 2020 Portfolio (the “2020 Fund”), LifePath® Active 2025 Portfolio (the “2025 Fund”), LifePath® Active 2030 Portfolio (the “2030 Fund”), LifePath® Active 2035 Portfolio (the “2035 Fund”), LifePath® Active 2040 Portfolio (the “2040 Fund”), LifePath® Active 2045 Portfolio (the “2045 Fund”), LifePath® Active 2050 Portfolio (the “2050 Fund”) and LifePath® Active 2055 Portfolio (the “2055 Fund”) (each, a “Fund,” and collectively, the “Funds”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), each Fund’s investment advisor.

Activities and Composition of the Board

The Board consists of thirteen individuals, ten of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Performance Oversight Committee and the Executive Committee, each of which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, and a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to each Fund by BlackRock, its personnel and its affiliates, including (as applicable) investment management; administrative and shareholder services; oversight of fund service providers; marketing services; risk oversight; compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to each Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services, such as marketing and distribution, call center and fund accounting; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting new regulatory requirements; (e) each Fund’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between the services provided to these products as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as: BlackRock’s profitability; investment performance; subadvisory and advisory relationships with other clients (including mutual funds sponsored by third parties); the viability of specific funds; manager capacity and the potential for closing certain funds to new investments; portfolio managers’ investments in funds they manage; supplemental service agreements with third party distribution partners; and management fee levels and breakpoints. The Board further discussed with BlackRock: BlackRock’s management structure; portfolio turnover, execution quality and use of soft dollars; BlackRock’s portfolio manager compensation and performance accountability; marketing support for the funds; services provided to the funds by BlackRock affiliates; and BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by

BLACKROCK FUNDS II	OCTOBER 31, 2014	93

Disclosure of Investment Advisory Agreement (continued)

Lipper, Inc. (“Lipper”) on Fund fees and expenses as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper;1 (b) a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Fund to BlackRock; (g) sales and redemption data regarding each Fund’s shares; and (h) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2015. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance comparison as previously discussed; (e) economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with each Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares and securities lending, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates from their relationship with each Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide each Fund with the following administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger or consolidation of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

[1]	Funds are ranked by Lipper in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

94	BLACKROCK FUNDS II	OCTOBER 31, 2014

Disclosure of Investment Advisory Agreement (continued)

B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April Meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to other funds in its applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review its methodology. The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

The Board noted that for the one-, three- and five-year periods reported, the 2015 Fund ranked in the second, first and second quartiles, respectively, against its Lipper Performance Universe.

The Board noted that for each of the one-, three- and five-year periods reported, the 2020 Fund ranked in the second quartile against its Lipper Performance Universe.

The Board noted that for the one-, three- and five-year periods reported, the 2025 Fund ranked in the third, second and third quartiles, respectively, against its Lipper Performance Universe. The Board and BlackRock reviewed and discussed the reasons for the 2025 Fund’s underperformance during the one- and five-year periods. The Board was informed that, among other things, the primary detractor was the performance of the underlying equity funds.

The Board and BlackRock also discussed BlackRock’s strategy for improving the 2025 Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the 2025 Fund’s portfolio managers in seeking to improve the 2025 Fund’s performance.

The Board noted that for the one-, three- and five-year periods reported, the 2030 Fund ranked in the second, second and third quartiles, respectively, against its Lipper Performance Universe.

The Board noted that for the one-, three- and five-year periods reported, the 2035 Fund ranked in the third, third and fourth quartiles, respectively, against its Lipper Performance Universe. The Board and BlackRock reviewed and discussed the reasons for the 2035 Fund’s underperformance during these periods. The Board was informed that, among other things, the primary detractor was the performance of the underlying equity funds.

The Board and BlackRock also discussed BlackRock’s strategy for improving the 2035 Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the 2035 Fund’s portfolio managers in seeking to improve the 2035 Fund’s performance.

The Board noted that for the one-, three- and five-year periods reported, the 2040 Fund ranked in the third, second and third quartiles, respectively, against its Lipper Performance Universe. The Board and BlackRock reviewed and discussed the reasons for the 2040 Fund’s underperformance during the one- and five-year periods. The Board was informed that, among other things, the primary detractor was the performance of the underlying equity funds.

The Board and BlackRock also discussed BlackRock’s strategy for improving the 2040 Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the 2040 Fund’s portfolio managers in seeking to improve the Fund’s performance.

The Board noted that for the one-, three- and five-year periods reported, the 2045 Fund ranked in the third, third and fourth quartiles, respectively, against its Lipper Performance Universe. The Board and BlackRock reviewed and discussed the reasons for the 2045 Fund’s underperformance during these periods. The Board was informed that, among other things, the primary detractor was the performance of the underlying equity funds.

The Board and BlackRock also discussed BlackRock’s strategy for improving the 2045 Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the 2045 Fund’s portfolio managers in seeking to improve the 2045 Fund’s performance.

The Board noted that for the one-, three- and five-year periods reported, the 2050 Fund ranked in the second, third and third quartiles, respectively, against its Lipper Performance Universe. The Board noted the 2050 Fund’s improved performance during the one-year period. The Board and BlackRock reviewed and discussed the reasons for the 2050 Fund’s underperformance during the three- and five-year periods. The Board was informed that, among other things, the primary detractor was the performance of the underlying equity funds.

The Board and BlackRock also discussed BlackRock’s strategy for improving the 2050 Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the 2050 Fund’s portfolio managers in seeking to improve the 2050 Fund’s performance.

The Board noted that for the since-inception period reported, the 2055 Fund ranked in the first quartile against its Lipper Performance Universe.

BLACKROCK FUNDS II	OCTOBER 31, 2014	95

Disclosure of Investment Advisory Agreement (continued)

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with each Fund: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with the other funds in its Lipper category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of other funds in its Lipper category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board noted that BlackRock does not charge the Funds an advisory fee. The Board reviewed BlackRock’s profitability with respect to other funds the Board currently oversees for the year ended December 31, 2013 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to each Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of each Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of each Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing each Fund in contrast to what is required of BlackRock with respect to other products with similar investment objectives across the open-end fund, ETF, closed-end fund and institutional account product channels, as applicable.

The Board noted that BlackRock will not receive any advisory fees from the Funds for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board also noted that each Fund’s contractual management fee rate ranked in the first quartile, with respect to all Funds other than the 2055 Fund, and first out of four funds, with respect to the 2055 Fund, and that each Fund’s actual management fee rate and total expense ratio ranked in the first quartile, with respect to all Funds other than the 2055 Fund, and first out of four funds and in the first quartile, respectively, with respect to the 2055 Fund, relative to each Fund’s Expense Peers. The Board further noted that BlackRock has contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which each Fund benefits from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable each Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Fund. In its consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in ETFs without any offset against the management fees payable by the funds to BlackRock.

96	BLACKROCK FUNDS II	OCTOBER 31, 2014

Disclosure of Investment Advisory Agreement (concluded)

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that a Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2015. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK FUNDS II	OCTOBER 31, 2014	97

Officers and Trustees

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served as a Trustee[3]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[2]
Robert M. Hernandez 1944	Chairman of the Board and Trustee	Since 2007	Director, Vice Chairman and Chief Financial Officer of USX Corporation (energy and steel business) from 1991 to 2001; Director, TE Connectivity (electronics) from 2006 to 2012.	29 RICs consisting of 97 Portfolios	ACE Limited (insurance company); Eastman Chemical Company; RTI International Metals, Inc.
Fred G. Weiss 1941	Vice Chairman of the Board and Trustee	Since 2007	Managing Director, FGW Associates (consulting and investment company) since 1997; Director and Treasurer, Michael J. Fox Foundation for Parkinson’s Research since 2000; Director, BTG International plc (medical technology commercialization company) from 2001 to 2007.	29 RICs consisting of 97 Portfolios	Actavis, plc (pharmaceuticals)
James H. Bodurtha 1944	Trustee	Since 2007	Director, The China Business Group, Inc. (consulting and investing firm) from 1996 to 2013 and Executive Vice President thereof from 1996 to 2003; Chairman of the Board, Berkshire Holding Corporation since 1980.	29 RICs consisting of 97 Portfolios	None
Bruce R. Bond 1946	Trustee	Since 2007	Trustee and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.	29 RICs consisting of 97 Portfolios	None
Donald W. Burton 1944	Trustee	Since 2007	Managing General Partner, The Burton Partnership, LP (an investment partnership) since 1979; Managing General Partner, The South Atlantic Venture Funds from 1983 to 2012; Director, IDology, Inc. (technology solutions) since 2006; Director, Knology, Inc. (telecommunications) from 1996 to 2012; Director, Capital Southwest from 2006 to 2012.	29 RICs consisting of 97 Portfolios	None
Honorable Stuart E. Eizenstat 1943	Trustee	Since 2007	Partner and Head of International Practice, Covington and Burling LLP (law firm) since 2001; International Advisory Board Member, The Coca-Cola Company from 2002 to 2011; Advisory Board Member, Veracity Worldwide, LLC (risk management) from 2007 to 2012; Member of the International Advisory Board GML Ltd. (energy) since 2003; Advisory Board Member, BT Americas (telecommunications) from 2004 to 2009.	29 RICs consisting of 97 Portfolios	Alcatel-Lucent (telecommunications); Global Specialty Metallurgical; UPS Corporation (delivery service)
Kenneth A. Froot 1957	Trustee	Since 2007	Professor, Harvard University since 1992.	29 RICs consisting of 97 Portfolios	None
John F. O’Brien 1943	Trustee	Since 2007	Chairman, Woods Hole Oceanographic Institute since 2009 and Trustee thereof from 2003 to 2009; Director, Ameresco, Inc. (energy solutions company) from 2006 to 2007.	29 RICs consisting of 97 Portfolios	Cabot Corporation (chemicals); LKQ Corporation (auto parts manufacturing); TJX Companies, Inc. (retailer)
Roberta Cooper Ramo 1942	Trustee	Since 2007	Shareholder and Attorney, Modrall, Sperling, Roehl, Harris & Sisk, P.A. (law firm) since 1993; Chairman of the Board, Cooper’s, Inc. (retail) since 1999; Director, ECMC Group (service provider to students, schools and lenders) since 2001; President, The American Law Institute (non-profit) since 2008.	29 RICs consisting of 97 Portfolios	None

98	BLACKROCK FUNDS II	OCTOBER 31, 2014

Officers and Trustees (continued)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served as a Trustee[3]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[2] (concluded)
David H. Walsh 1941	Trustee	Since 2007	Director, National Museum of Wildlife Art since 2007; Trustee, University of Wyoming Foundation from 2008 to 2012; Director, Ruckelshaus Institute and Haub School of Natural Resources at the University of Wyoming from 2006 to 2008; Director, The American Museum of Fly Fishing since 1997.	29 RICs consisting of 97 Portfolios	None

[1]    The address of each Trustee is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055.

[2]    Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation or removal as provided by the Trust’s by-laws or charter or statute. In no event may an Independent Trustee hold office beyond December 31 of the year in which he or she turns 74.

[3]    Date shown is the earliest date a person has served for the Trust covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Trust’s board in 2007, those Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: James H. Bodurtha, 1995; Bruce R. Bond, 2005; Donald W. Burton, 2002; Honorable Stuart E. Eizenstat, 2001; Kenneth A. Froot, 2005; Robert M. Hernandez, 1996; John F. O’Brien, 2005; Roberta Cooper Ramo, 1999; David H. Walsh, 2003; and Fred G. Weiss, 1998.

Interested Trustees[4]
Paul L. Audet 1953	Trustee	Since 2011	Senior Managing Director of BlackRock and Head of U.S. Mutual Funds since 2011; Chair of the U.S. Mutual Funds Committee reporting to the Global Executive Committee since 2011; Head of BlackRock’s Real Estate business from 2008 to 2011; Member of BlackRock’s Global Operating and Corporate Risk Management Committees and of the BlackRock Alternative Investors Executive Committee and Investment Committee for the Private Equity Fund of Funds business since 2008; Head of BlackRock’s Global Cash Management business from 2005 to 2010; Acting Chief Financial Officer of BlackRock from 2007 to 2008; Chief Financial Officer of BlackRock from 1998 to 2005.	141 RICs consisting of 329 Portfolios	None
Laurence D. Fink 1952	Trustee	Since 2007	Chairman and Chief Executive Officer of BlackRock since its formation in 1998 and of BlackRock’s predecessor entities since 1988 and Chairman of the Executive and Management Committees; Formerly Managing Director, The First Boston Corporation, Member of its Management Committee, Co-head of its Taxable Fixed Income Division and Head of its Mortgage and Real Estate Products Group; Chairman of the Board of several of BlackRock’s alternative investment vehicles; Director of several of BlackRock’s offshore funds; Member of the Board of Trustees of New York University, Chair of the Financial Affairs Committee and a member of the Executive Committee, the Ad Hoc Committee on Board Governance, and the Committee on Trustees; Co-Chairman of the NYU Hospitals Center Board of Trustees; Chairman of the Development/Trustee Stewardship Committee and Chairman of the Finance Committee; Trustee, The Boys’ Club of New York.	29 RICs consisting of 97 Portfolios	BlackRock, Inc.
Henry Gabbay 1947	Trustee	Since 2007	Consultant, BlackRock from 2007 to 2008; Managing Director from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Allocation Target Shares (formerly, BlackRock Bond Allocation Shares) from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	141 RICs consisting of 329 Portfolios	None

[4]    Messrs. Audet and Fink are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock and its affiliates. Mr. Gabbay is an “interested person” of the Trust based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet and Mr. Gabbay are also Directors of the BlackRock registered closed-end funds and Directors of other BlackRock registered open-end funds. Interested Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

BLACKROCK FUNDS II	OCTOBER 31, 2014	99

Officers and Trustees (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers[2]
John M. Perlowski 1964	President and Chief Executive Officer	Since 2010	Managing Director of BlackRock since 2009; Global Head of BlackRock Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.
Jennifer McGovern 1977	Vice President	Since 2014	Director of BlackRock, Inc. since 2011; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2014	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principle of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock since 2004; Director of BlackRock from 2010 to 2013; Assistant Secretary to the BlackRock-advised funds from 2010 to 2012; General Counsel and Chief Operating Officer of Uhuru Capital Management from 2009 to 2010; Executive Director and Counsel of Goldman Sachs Asset Management from 2005 to 2009.
[1] The address of each Officer is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. [2] Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Officers and Trustees is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling 1-800-441-7762.

Effective September 10, 2014, Brendan Kyne resigned as a Vice President of the Trust and Jennifer McGovern became a Vice President of the Trust.

Investment Advisor and Co-Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent, Co-Administrator and Transfer Agent BNY Mellon Investment Servicing (U.S.) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

Custodian The Bank of New York Mellon New York, NY 10286	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Willkie Farr & Gallagher LLP New York, NY 10019

100	BLACKROCK FUNDS II	OCTOBER 31, 2014

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com, or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit BlackRock online at http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK FUNDS II	OCTOBER 31, 2014	101

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Change in Independent Registered Public Accounting Firm

Effective February 11, 2014, Deloitte & Touche LLP (“D&T”) was replaced as the independent registered public accounting firm to the Funds. The Audit Committee of each Fund’s Board of Trustees participated in, and approved, the decision to change auditors. D&T’s reports on the Funds’ financial statements for the fiscal years ended October 31, 2013 and October 31, 2012 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds’ fiscal years ended October 31, 2013 and October 31, 2012 and through February 11, 2014, (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Funds’ financial statements for such years, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Audit Committee of each Fund’s Board of Trustees approved the engagement of PricewaterhouseCoopers LLP (“PwC”) as each Fund’s independent registered public accounting firm for the fiscal year ended October 31, 2014. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Trust or the Board of Trustees with the performance of the Funds’ prior independent registered public accounting firm, D&T. During the Funds’ fiscal years ended October 31, 2012 and October 31, 2013, neither the Funds, nor anyone on their behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

102	BLACKROCK FUNDS II	OCTOBER 31, 2014

This report is intended for existing shareholders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LifeActive-10/14-AR

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –	Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Robert M. Hernandez
Fred G. Weiss
Stuart E. Eizenstat

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
LifePath® Active 2015 Portfolio	$15,000	$19,063	$0	$0	$12,850	$12,850	$0	$0
LifePath® Active 2020 Portfolio	$15,000	$19,063	$0	$0	$12,850	$12,850	$0	$0
LifePath® Active 2025 Portfolio	$15,000	$19,063	$0	$0	$12,850	$12,850	$0	$0
LifePath® Active 2030 Portfolio	$15,000	$19,063	$0	$0	$12,850	$12,850	$0	$0
LifePath® Active 2035 Portfolio	$15,000	$19,063	$0	$0	$12,850	$12,850	$0	$0
LifePath® Active 2040 Portfolio	$15,000	$19,063	$0	$0	$12,850	$12,850	$0	$0
LifePath® Active 2045 Portfolio	$15,000	$18,860	$0	$0	$12,850	$12,850	$0	$0
LifePath® Active 2050 Portfolio	$15,000	$18,863	$0	$0	$12,850	$12,850	$0	$0
LifePath® Active 2055 Portfolio	$13,500	$13,500	$0	$0	$12,850	$12,900	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,555,000	$2,865,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
LifePath® Active 2015 Portfolio	$12,850	$12,850
LifePath® Active 2020 Portfolio	$12,850	$12,850
LifePath® Active 2025 Portfolio	$12,850	$12,850
LifePath® Active 2030 Portfolio	$12,850	$12,850
LifePath® Active 2035 Portfolio	$12,850	$12,850
LifePath® Active 2040 Portfolio	$12,850	$12,850
LifePath® Active 2045 Portfolio	$12,850	$12,850
LifePath® Active 2050 Portfolio	$12,850	$12,850
LifePath® Active 2055 Portfolio	$12,850	$12,900

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,555,000 and $2,865,000, respectively, were billed by D&T to the Investment Adviser.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by
Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – See Item 2

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: January 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: January 2, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: January 2, 2015